UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 - April 30, 2022

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2022

1290 Funds

Semi-Annual Report

April 30, 2022

1290 DIVERSIFIED BOND FUND (Unaudited)

Sector Weightings as of April 30, 2022	% of Net Assets
U.S. Treasury Obligations	60.7%
Foreign Government Securities	14.5
Financials	10.2
Commercial Mortgage-Backed Securities	3.5
Real Estate	2.4
Energy	2.2
Investment Company	1.8
Industrials	1.3
Information Technology	0.5
Health Care	0.5
Consumer Discretionary	0.5
Collateralized Mortgage Obligations	0.3
Asset-Backed Securities	0.2
Cash and Other	1.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class A
Actual	$1,000.00	$917.00	$3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class I
Actual	1,000.00	917.80	2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class R
Actual	1,000.00	916.60	4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 0.75%, 0.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.2%)
Aames Mortgage Investment Trust, Series 2006-1 A4 1.228%, 4/25/36 (l)		$54,998	$54,941
Popular ABS Mortgage Pass-Through Trust, Series 2005-5 MV1 1.328%, 11/25/35 (l)		95,100	94,918
TICP CLO XI Ltd., Series 2018-11A E 7.063%, 10/20/31 (l)§		1,310,000	1,275,439

Total Asset-Backed Securities			1,425,298

Collateralized Mortgage Obligations (0.3%)
Connecticut Avenue Securities Trust, Series 2018-R07 1M2 3.068%, 4/25/31 (l)§		111,430	111,430
FNMA, Series 2018-C06 1M2 2.668%, 3/25/31 (l)		464,397	464,677
Residential Mortgage Loan Trust, Series 2019-3 A1 2.633%, 9/25/59 (l)§		277,911	272,581
TDA CAM FTA, Series 9 B 0.000%, 4/28/50 (l)(m)	EUR	800,000	704,389
Towd Point Mortgage Trust, Series 2018-3 A2 3.875%, 5/25/58 (l)§		$345,000	336,487

Total Collateralized Mortgage Obligations			1,889,564

Commercial Mortgage-Backed Securities (3.5%)
FREMF Mortgage Trust, Series 2015-K48 B 3.769%, 8/25/48 (l)§		2,710,000	2,659,208
Series 2017-K61 C 3.814%, 12/25/49 (l)§		955,000	906,860
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8 C 4.875%, 6/15/51 (l)		12,000,000	11,224,512
Wells Fargo Commercial Mortgage Trust, Series 2019-C49 D 3.000%, 3/15/52§		11,154,000	8,959,590

Total Commercial Mortgage-Backed Securities			23,750,170

Convertible Bonds (1.0%)
Health Care (0.5%)
Health Care Equipment & Supplies (0.5%)
Haemonetics Corp. (Zero Coupon), 3/1/26		4,030,000	3,181,282

Total Health Care			3,181,282

Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp. 1.500%, 2/1/24 (e)		3,450,000	3,312,000

Total Information Technology			3,312,000

Total Convertible Bonds			6,493,282

Corporate Bonds (16.6%)
Consumer Discretionary (0.5%)
Automobiles (0.5%)
General Motors Co. 6.800%, 10/1/27		1,450,000	1,566,974
6.250%, 10/2/43		1,465,000	1,517,389

			3,084,363

Total Consumer Discretionary			3,084,363

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Energean Israel Finance Ltd. 5.875%, 3/30/31 (m)		7,380,000	6,605,100
New Fortress Energy, Inc. 6.750%, 9/15/25§		7,060,000	6,927,625
Petroleos Mexicanos 7.690%, 1/23/50		1,540,000	1,202,740

			14,735,465

Total Energy			14,735,465

Financials (10.2%)
Banks (5.5%)
Bank of Nova Scotia (The) (United States SOFR Compounded Index + 0.55%), 0.807%, 9/15/23 (k)		12,305,000	12,271,117
Commonwealth Bank of Australia (SOFR + 0.40%), 0.685%, 7/7/25 (k)§		14,390,000	14,261,707
National Australia Bank Ltd. (SOFR + 0.38%), 0.664%, 1/12/25 (k)§		10,650,000	10,615,767

			37,148,591

Capital Markets (1.7%)
Ares Capital Corp. 4.250%, 3/1/25		1,070,000	1,058,220
FS KKR Capital Corp. 4.625%, 7/15/24		2,040,000	2,049,286
Golub Capital BDC, Inc. 2.500%, 8/24/26		4,475,000	4,000,826

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)

Owl Rock Capital Corp. 4.250%, 1/15/26		$2,580,000	$2,485,611
2.625%, 1/15/27		2,160,000	1,904,854

			11,498,797

Consumer Finance (3.0%)
Capital One Financial Corp. (SOFR + 0.69%), 0.929%, 12/6/24 (k)		12,580,000	12,535,593
General Motors Financial Co., Inc. (SOFR + 1.20%), 1.388%, 11/17/23 (k)		7,635,000	7,627,899

			20,163,492

Total Financials			68,810,880

Industrials (1.3%)
Aerospace & Defense (1.3%)
Boeing Co. (The) 3.750%, 2/1/50		6,685,000	5,135,589
5.805%, 5/1/50		2,460,000	2,480,273
3.950%, 8/1/59		1,515,000	1,120,371

			8,736,233

Total Industrials			8,736,233

Real Estate (2.4%)
Real Estate Management & Development (2.4%)
Country Garden Holdings Co. Ltd. 4.800%, 8/6/30 (m)		12,250,000	7,533,750
3.875%, 10/22/30 (m)		6,130,000	3,708,650
Vanke Real Estate Hong Kong Co. Ltd. 3.975%, 11/9/27 (m)		5,160,000	4,762,680

			16,005,080

Total Real Estate			16,005,080

Total Corporate Bonds			111,372,021

Foreign Government Securities (14.5%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	81,140,000	18,479,516
Notas do Tesouro Nacional 10.000%, 1/1/31	BRL	128,200,000	23,029,511
Republic of Korea Series 5103 1.875%, 3/10/51	KRW	20,710,000,000	12,458,641
Republic of Poland Series 1023 4.000%, 10/25/23	PLN	114,925,000	25,072,424
Titulos de Tesoreria Series B 7.000%, 3/26/31	COP	88,700,000,000	18,164,227

Total Foreign Government Securities			97,204,319

U.S. Treasury Obligations (60.7%)
U.S. Treasury Bonds 2.000%, 8/15/51		$51,950,000	42,160,963
U.S. Treasury Notes (US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.921%, 7/31/23 (k)		31,935,000	31,999,988
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.927%, 10/31/23 (k)		141,980,000	142,319,332
1.875%, 2/15/32		208,400,000	190,555,750

Total U.S. Treasury Obligations			407,036,033

Total Long-Term Debt Securities (96.8%) (Cost $684,246,984)			649,170,687

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares		12,388,185	12,391,902

Total Short-Term Investment (1.8%) (Cost $12,391,902)			12,391,902

Total Investments in Securities (98.6%) (Cost $696,638,886)			661,562,589
Other Assets Less Liabilities (1.4%)			9,434,822

Net Assets (100%)			$670,997,411

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2022, the market value of these securities amounted to $46,326,694 or 6.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2022, the market value of these securities amounted to $23,314,569 or 3.5% of net assets.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— European Currency Unit
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
OTC	— Over- the-counter
PEN	— Peruvian Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
THB	— Thailand Baht
USCPI	— United States Consumer Price Index
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	3.7%
Brazil	3.4
Canada	1.8
Cayman Islands	0.2
China	2.4
Colombia	2.7
Israel	1.0
Mexico	0.2
Peru	2.8
Poland	3.7
South Korea	1.9
Spain	0.1
United States	74.7
Cash and Other	1.4

100.0%

Futures contracts outstanding as of April 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,776	6/2022	USD	211,621,500	(8,690,302)
U.S. Treasury Ultra Bond	423	6/2022	USD	67,865,063	(7,264,618)

					(15,954,920)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of April 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	22,773,207	NZD	32,820,000	Citibank NA	5/9/2022	1,584,193
USD	22,439,512	PEN	83,800,000	HSBC Bank plc**	5/9/2022	618,947
USD	20,878,830	AUD	28,830,000	Citibank NA	5/16/2022	504,504
USD	20,514,890	AUD	29,000,000	Goldman Sachs Bank USA	5/16/2022	20,424
USD	20,024,130	AUD	27,150,000	HSBC Bank plc	5/16/2022	837,069
USD	40,804,553	CNY	264,270,000	HSBC Bank plc**	5/18/2022	702,825
MXN	53,300,000	USD	2,542,028	JPMorgan Chase Bank	5/24/2022	58,987
MXN	268,600,000	USD	12,838,284	Morgan Stanley	5/24/2022	269,268
USD	21,965,688	MXN	446,200,000	Citibank NA	5/24/2022	191,342
USD	16,248,798	MXN	327,800,000	JPMorgan Chase Bank	5/24/2022	252,315
USD	35,242,271	GBP	26,280,000	JPMorgan Chase Bank	5/25/2022	2,197,095
USD	850,664	GBP	650,000	Morgan Stanley	5/25/2022	33,336
USD	10,989,277	THB	363,800,000	HSBC Bank plc	6/10/2022	361,430
USD	21,013,913	NOK	189,100,000	Morgan Stanley	6/13/2022	850,306
USD	40,183,639	KRW	50,060,000,000	Citibank NA**	6/14/2022	323,464
USD	51,222,301	CHF	47,040,000	Goldman Sachs Bank USA	6/15/2022	2,754,559
USD	777,226	CHF	720,000	HSBC Bank plc	6/15/2022	35,373
USD	16,396,848	BRL	81,090,000	HSBC Bank plc**	7/18/2022	379,751
USD	33,797,792	CAD	43,200,000	JPMorgan Chase Bank	7/25/2022	181,170
USD	27,528,064	PLN	121,140,000	Goldman Sachs Bank USA	7/27/2022	510,936
USD	18,205,423	COP	72,920,000,000	JPMorgan Chase Bank**	7/28/2022	48,488

Total unrealized appreciation						12,715,782

NZD	31,790,000	USD	21,086,148	Citibank NA	5/9/2022	(562,115)
NZD	1,030,000	USD	700,245	HSBC Bank plc	5/9/2022	(35,263)
PEN	66,700,000	USD	17,601,564	HSBC Bank plc**	5/9/2022	(233,645)
USD	14,058,552	PEN	54,500,000	HSBC Bank plc**	5/9/2022	(132,627)
MXN	856,800,000	USD	42,197,091	Goldman Sachs Bank USA	5/24/2022	(385,662)
MXN	678,900,000	USD	33,154,853	JPMorgan Chase Bank	5/24/2022	(24,859)
USD	72,681,364	MXN	1,499,700,000	Citibank NA	5/24/2022	(503,276)
USD	832,735	MXN	17,200,000	JPMorgan Chase Bank	5/24/2022	(6,617)
GBP	26,930,000	USD	34,228,569	JPMorgan Chase Bank	5/25/2022	(366,065)
THB	363,800,000	USD	11,292,000	HSBC Bank plc	6/10/2022	(664,154)
NOK	189,100,000	USD	21,205,138	Morgan Stanley	6/13/2022	(1,041,531)
KRW	84,850,000,000	USD	69,333,399	Citibank NA**	6/14/2022	(1,771,756)
CHF	28,630,000	USD	29,953,338	Goldman Sachs Bank USA	6/15/2022	(454,370)
CHF	19,130,000	USD	20,918,535	Morgan Stanley	6/15/2022	(1,207,907)
JPY	4,221,000,000	USD	33,131,348	Citibank NA	6/22/2022	(544,004)
SEK	338,400,000	USD	36,020,693	HSBC Bank plc	7/7/2022	(1,488,457)
USD	34,405,978	SEK	338,400,000	HSBC Bank plc	7/7/2022	(126,257)
EUR	28,560,000	USD	31,115,834	Barclays Bank plc	7/26/2022	(850,922)
PLN	147,800,000	USD	33,949,696	Citibank NA	7/27/2022	(986,747)
USD	38,251,044	KRW	48,030,000,000	Citibank NA**	7/28/2022	(23,871)
CLP	34,900,000,000	USD	43,775,478	HSBC Bank plc**	9/6/2022	(3,814,629)

Total unrealized depreciation						(15,224,734)

Net unrealized depreciation						(2,508,952)

**	Non-deliverable forward.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

OTC Inflation-linked swap contracts outstanding as of April 30, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	7,760,000	(928,910)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	53,400,000	(5,928,307)

								(6,857,217)

OTC Interest rate swap contracts outstanding as of April 30, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	61,250,000	5,781,605
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	9,290,000	1,046,992

								6,828,597

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,425,298	$—	$1,425,298
Collateralized Mortgage Obligations	—	1,889,564	—	1,889,564
Commercial Mortgage-Backed Securities	—	23,750,170	—	23,750,170
Convertible Bonds
Health Care	—	3,181,282	—	3,181,282
Information Technology	—	3,312,000	—	3,312,000
Corporate Bonds
Consumer Discretionary	—	3,084,363	—	3,084,363
Energy	—	14,735,465	—	14,735,465
Financials	—	68,810,880	—	68,810,880
Industrials	—	8,736,233	—	8,736,233
Real Estate	—	16,005,080	—	16,005,080
Foreign Government Securities	—	97,204,319	—	97,204,319
Forward Currency Contracts	—	12,715,782	—	12,715,782
OTC Interest Rate Swaps	—	6,828,597	—	6,828,597

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Short-Term Investment
Investment Company	$12,391,902	$—	$—	$12,391,902
U.S. Treasury Obligations	—	407,036,033	—	407,036,033

Total Assets	$12,391,902	$668,715,066	$—	$681,106,968

Liabilities:
Forward Currency Contracts	$—	$(15,224,734)	$—	$(15,224,734)
Futures	(15,954,920)	—	—	(15,954,920)
OTC Inflation-linked Swaps	—	(6,857,217)	—	(6,857,217)

Total Liabilities	$(15,954,920)	$(22,081,951)	$—	$(38,036,871)

Total	$(3,563,018)	$646,633,115	$—	$643,070,097

Fair Values of Derivative Instruments as of April 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$6,828,597	*
Foreign exchange contracts	Receivables	12,715,782

Total		$19,544,379

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(22,812,137	)*
Foreign exchange contracts	Payables	(15,224,734)

Total		$(38,036,871)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(2,225,533)	$—	$(782,929)	$(3,008,462)
Foreign exchange contracts	—	1,171,427	—	1,171,427
Credit contracts	—	—	(612,604)	(612,604)

Total	$(2,225,533)	$1,171,427	$(1,395,533)	$(2,449,639)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(14,903,317)	$—	$6,486,922	$(8,416,395)
Foreign exchange contracts	—	(1,210,009)	—	(1,210,009)
Credit contracts	—	—	(11,360)	(11,360)

Total	$(14,903,317)	$(1,210,009)	$6,475,562	$(9,637,764)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

^ This Portfolio held forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held swap contracts with an average notional balance of approximately $278,421,000, forward foreign currency contracts with an average settlement value of approximately $1,049,213,000 and futures contracts with an average notional balance of approximately $174,036,000 during the six months ended April 30, 2022.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$2,603,503	$(2,603,503)	$—	$—
Goldman Sachs Bank USA	3,285,919	(840,032)	—	2,445,887
HSBC Bank plc	2,935,395	(2,935,395)	—	—
JPMorgan Chase Bank	9,566,652	(7,254,758)	—	2,311,894
Morgan Stanley	1,152,910	(1,152,910)	—	—

Total	$19,544,379	$(14,786,598)	$—	$4,757,781

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Barclays Bank plc	$850,922	$—	$—	$850,922
Citibank NA	4,391,769	(2,603,503)	(1,320,000)	468,266
Goldman Sachs Bank USA	840,032	(840,032)	—	—
HSBC Bank plc	6,495,032	(2,935,395)	(3,080,000)	479,637
JPMorgan Chase Bank	7,254,758	(7,254,758)	—	—
Morgan Stanley	2,249,438	(1,152,910)	—	1,096,528

Total	$22,081,951	$(14,786,598)	$(4,400,000)	$2,895,353

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $420,000.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$187,481,278
Long-term U.S. government debt securities	489,844,619

$677,325,897

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$271,061,434
Long-term U.S. government debt securities	355,703,650

$626,765,084

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,268,108
Aggregate gross unrealized depreciation	(72,502,788)

Net unrealized depreciation	$(52,234,680)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$695,304,777

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $696,638,886)	$661,562,589
Cash	987,053
Cash held as collateral at broker for swaps	420,000
Cash held as collateral at broker for forward foreign currency contracts	4,400,000
Unrealized appreciation on forward foreign currency contracts	12,715,782
Market value on OTC swap contracts	6,828,597
Due from broker for futures variation margin	5,640,883
Receivable for securities sold	4,506,945
Dividends, interest and other receivables	4,478,867
Receivable for Fund shares sold	1,951,986
Prepaid registration and filing fees	51,076

Total assets	703,543,778

LIABILITIES
Foreign currency overdraft payable	56,648
Unrealized depreciation on forward foreign currency contracts	15,224,734
Payable for securities purchased	8,746,988
Market value on OTC swap contracts	6,857,217
Payable for Fund shares redeemed	1,286,802
Investment advisory fees payable	92,559
Administrative fees payable	84,895
Transfer agent fees payable	70,037
Dividends and distributions payable	6,078
Trustees’ fees payable	4,785
Distribution fees payable – Class A	1,719
Distribution fees payable – Class R	655
Accrued expenses	113,250

Total liabilities	32,546,367

NET ASSETS	$670,997,411

Net assets were comprised of:
Paid in capital	$753,978,733
Total distributable earnings (loss)	(82,981,322)

Net assets	$670,997,411

Class A
Net asset value and redemption price per share, $8,121,632 / 840,022 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price per share	$10.13

Class I
Net asset value, offering and redemption price per share, $661,272,772 / 68,205,811 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.70

Class R
Net asset value, offering and redemption price per share, $1,603,007 / 166,704 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.62

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest (net of $112,075 foreign withholding tax)	$9,646,262
Dividends	9,306

Total income	9,655,568

EXPENSES
Investment advisory fees	2,066,553
Administrative fees	516,638
Transfer agent fees	226,052
Professional fees	102,420
Printing and mailing expenses	87,626
Custodian fees	78,939
Registration and filing fees	47,326
Trustees’ fees	13,177
Distribution fees – Class A	11,022
Distribution fees – Class R	3,585
Miscellaneous	59,165

Gross expenses	3,212,503
Less: Waiver from investment adviser	(1,476,737)

Net expenses	1,735,766

NET INVESTMENT INCOME (LOSS)	7,919,802

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(25,253,248)
Futures contracts	(2,225,533)
Forward foreign currency contracts	1,171,427
Foreign currency transactions	(376,320)
Swaps	(1,395,533)

Net realized gain (loss)	(28,079,207)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(29,415,177)
Futures contracts	(14,903,317)
Forward foreign currency contracts	(1,210,009)
Foreign currency translations	26,338
Swaps	6,475,562

Net change in unrealized appreciation (depreciation)	(39,026,603)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(67,105,810)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,186,008)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,919,802	$13,354,973
Net realized gain (loss)	(28,079,207)	6,590,507
Net change in unrealized appreciation (depreciation)	(39,026,603)	(16,069,271)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,186,008)	3,876,209

Distributions to shareholders:
Class A	(126,747)	(549,999)
Class I	(10,385,355)	(22,879,382)
Class R	(19,999)	(30,241)

Total distributions to shareholders	(10,532,101)	(23,459,622)

Tax return of capital:
Class A	—	(16,404)
Class I	—	(829,457)
Class R	—	(1,003)

Total tax return of capital	—	(846,864)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 286,318 and 354,825 shares, respectively ]	2,992,696	3,937,868
Capital shares issued in reinvestment of dividends [ 11,933 and 50,304 shares, respectively ]	123,697	561,835
Capital shares repurchased [ (257,642) and (335,811) shares, respectively ]	(2,642,611)	(3,685,094)

Total Class A transactions	473,782	814,609

Class I
Capital shares sold [ 12,751,455 and 57,270,804 shares, respectively ]	133,490,459	638,033,981
Capital shares issued in reinvestment of dividends [ 1,000,577 and 2,003,699 shares, respectively ]	10,372,713	22,327,521
Capital shares repurchased [ (8,380,288) and (12,265,377) shares, respectively ]	(87,557,722)	(135,814,596)

Total Class I transactions	56,305,450	524,546,906

Class R
Capital shares sold [ 48,247 and 115,920 shares, respectively ]	500,782	1,282,414
Capital shares issued in reinvestment of dividends [ 1,925 and 2,380 shares, respectively ]	19,751	26,328
Capital shares repurchased [ (2,214) and (27,612) shares, respectively ]	(22,475)	(304,577)

Total Class R transactions	498,058	1,004,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,277,290	526,365,680

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,440,819)	505,935,403
NET ASSETS:
Beginning of period	683,438,230	177,502,827

End of period	$670,997,411	$683,438,230

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class A			2021	2020	2019	2018		2017
Net asset value, beginning of period	$10.70		$10.68	$10.34	$9.52	$10.12		$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.29	0.39	0.41 **	0.26		0.19
Net realized and unrealized gain (loss)	(0.94)		0.44 †	0.43	0.80	(0.40)		0.23

Total from investment operations	(0.83)		0.73	0.82	1.21	(0.14)		0.42

Less distributions:
Dividends from net investment income	(0.20)		(0.47)	(0.15)	(0.39)	(0.43)		(0.19)
Distributions from net realized gains	—		(0.22)	(0.33)	—	—		—
Return of capital	—		(0.02)	—	—	(0.03)		—

Total dividends and distributions	(0.20)		(0.71)	(0.48)	(0.39)	(0.46)		(0.19)

Net asset value, end of period	$9.67		$10.70	$10.68	$10.34	$9.52		$10.12

Total return (b)	(8.30)%		6.73%	8.32%	12.97%	(1.44)%		4.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,122		$8,550	$7,796	$3,848	$190		$111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	1.05%		1.30%
Before waivers and reimbursements (a)(f)	1.18%		1.22%	1.42%	1.55%	1.85%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.05%		2.62%	3.76%*	4.00%**	2.63%		1.93%
Before waivers and reimbursements (a)(f)	1.62%		2.15%	3.09%*	3.19%**	1.83%		1.48%
Portfolio turnover rate^	96	%(z)	165%	200%	194%	139	%***	117%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class I			2021	2020	2019	2018		2017
Net asset value, beginning of period	$10.72		$10.71	$10.37	$9.53	$10.13		$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.31	0.41	0.42 **	0.27		0.22
Net realized and unrealized gain (loss)	(0.92)		0.43 †	0.41	0.84	(0.38)		0.23

Total from investment operations	(0.80)		0.74	0.82	1.26	(0.11)		0.45

Less distributions:
Dividends from net investment income	(0.22)		(0.49)	(0.15)	(0.42)	(0.46)		(0.21)
Distributions from net realized gains	—		(0.22)	(0.33)	—	—		—
Return of capital	—		(0.02)	—	—	(0.03)		—

Total dividends and distributions	(0.22)		(0.73)	(0.48)	(0.42)	(0.49)		(0.21)

Net asset value, end of period	$9.70		$10.72	$10.71	$10.37	$9.53		$10.13

Total return (b)	(8.22)%		6.85%	8.34%	13.43%	(1.19)%		4.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$661,273		$673,625	$169,409	$81,249	$30,590		$71,053
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%		0.50%	0.50%	0.50%	0.91%		1.05%
Before waivers and reimbursements (a)(f)	0.93%		0.96%	1.17%	1.34%	1.54%		1.51%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.30%		2.79%	3.95%*	4.12%**	2.70%		2.18%
Before waivers and reimbursements (a)(f)	1.88%		2.33%	3.28%*	3.28%**	2.06%		1.73%
Portfolio turnover rate^	96	%(z)	165%	200%	194%	139	%***	117%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class R			2021	2020	2019	2018		2017
Net asset value, beginning of period	$10.64		$10.63	$10.34	$9.51	$10.11		$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.25	0.35 *	0.35 **	0.23		0.17
Net realized and unrealized gain (loss)	(0.92)		0.45 †	0.41	0.85	(0.39)		0.23

Total from investment operations	(0.83)		0.70	0.76	1.20	(0.16)		0.40

Less distributions:
Dividends from net investment income	(0.19)		(0.45)	(0.14)	(0.37)	(0.41)		(0.17)
Distributions from net realized gains	—		(0.22)	(0.33)	—	—		—
Return of capital	—		(0.02)	—	—	(0.03)		—

Total dividends and distributions	(0.19)		(0.69)	(0.47)	(0.37)	(0.44)		(0.17)

Net asset value, end of period	$9.62		$10.64	$10.63	$10.34	$9.51		$10.11

Total return (b)	(8.34)%		6.44%	7.77%	12.84%	(1.69)%		4.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,603		$1,264	$298	$145	$96		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.32%		1.55%
Before waivers and reimbursements (a)(f)	1.43%		1.47%	1.67%	1.88%	2.09%		2.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.84%		2.24%	3.43%*	3.51%**	2.34%		1.68%
Before waivers and reimbursements (a)(f)	1.41%		1.77%	2.75%*	2.63%**	1.57%		1.23%
Portfolio turnover rate^	96	%(z)	165%	200%	194%	139	%***	117%
*

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.08 lower and the ratios for each class would have been 0.73% lower.

**

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.07 lower and the ratios for each class would have been 0.65% lower.

***

The portfolio turnover rate calculation includes purchase and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 64%.

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

Sector Weightings as of April 30, 2022	% of Net Assets
U.S. Treasury Obligations	33.7%
Collateralized Mortgage Obligations	8.8
Investment Companies	8.7
Information Technology	7.4
Financials	5.8
Health Care	5.8
Consumer Discretionary	4.3
Mortgage-Backed Securities	4.2
Communication Services	4.1
Industrials	3.5
Consumer Staples	3.1
Energy	2.6
Asset-Backed Securities	2.4
Repurchase Agreement	2.1
Materials	1.4
Real Estate	0.9
Utilities	0.8
Cash and Other	0.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class A
Actual	$1,000.00	$910.00	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.03	5.82
Class I
Actual	1,000.00	911.60	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.27	4.57
Class R
Actual	1,000.00	909.30	6.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.79	7.07

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 1.16%, 0.91% and 1.41%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.4%)
GSAA Home Equity Trust, Series 2007-9 A2A 6.500%, 8/25/47	$320,947	$221,296
Lehman ABS Mortgage Loan Trust, Series 2007-1 2A4 0.968%, 6/25/37 (l)§	385,156	291,412
Long Beach Mortgage Loan Trust, Series 2006-7 1A 0.978%, 8/25/36(l)	432,585	253,791
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE2 A1 0.798%, 1/25/37 (l)§	894,785	392,494
Tricon Residential Trust, Series 2021-SFR1 E1 2.794%, 7/17/38§	400,000	358,730

Total Asset-Backed Securities		1,517,723

Collateralized Mortgage Obligations (8.8%)
Alternative Loan Trust, Series 2007-9T1 2A1 6.000%, 5/25/37	1,360,319	809,133
Banc of America Alternative Loan Trust, Series 2006-5 CB14 6.000%, 6/25/46 (l)	143,807	133,956
CHL Mortgage Pass-Through Trust, Series 2006-20 1A33 6.000%, 2/25/37	438,108	279,120
Series 2006-OA5 2A1 1.068%, 4/25/46 (l)	540,019	459,586
FHLMC, Series 3998 AZ 4.000%, 2/15/42	1,082,100	1,079,703
FHLMC STACR REMIC Trust, Series 2022-DNA3 M1B 3.151%, 4/25/42 (l)§	500,000	500,317
FNMA, Series 2013-5 EZ 2.000%, 8/25/42	246,307	219,442
Series 2018-21 PO (Zero Coupon), 4/25/48 PO	93,874	78,029
Series 2021-48 NS 3.361%, 8/25/51IO (l)	139,286	10,737
GNMA, Series 2020-188 IO 2.000%, 12/20/50IO	160,974	16,928
Series 2021-117 ID 3.500%, 6/20/51IO	104,209	12,158
Series 2021-159 IU 3.000%, 9/20/51IO	126,733	18,921
HarborView Mortgage Loan Trust, Series 2005-8 1A2A 1.214%, 9/19/35 (l)	327,911	256,812
New Residential Mortgage Loan Trust, Series 2016-1A A1 3.750%, 3/25/56 (l)§	190,765	186,458

PMT Credit Risk Transfer Trust, Series 2019-2R A 3.448%, 5/27/23 (l)§	298,209	295,650
Series 2019-3R A 3.398%, 10/27/22 (l)§	164,238	163,827
RALI Trust, Series 2006-QO10 A1 0.988%, 1/25/37 (l)	409,532	383,658
Series 2006-QS3 1A10 6.000%, 3/25/36	200,550	184,861
Series 2006-QS4 A10 6.000%, 4/25/36	326,164	299,257
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6 A2 2.576%, 10/25/37(l)	158,886	154,007

Total Collateralized Mortgage Obligations		5,542,560

Corporate Bonds (14.0%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 3.500%, 9/15/53	118,000	92,929
3.550%, 9/15/55	70,000	54,238
CCO Holdings LLC 4.750%, 2/1/32§	20,000	17,325
4.250%, 1/15/34§	20,000	15,900
Frontier Communications Holdings LLC 5.875%, 10/15/27§	10,000	9,575
5.000%, 5/1/28§	20,000	18,211
6.000%, 1/15/30§	20,000	17,390
Lumen Technologies, Inc. 5.125%, 12/15/26 (x)§	30,000	27,225
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.606%, 5/15/25 (k)	55,000	55,335
3.875%, 3/1/52	20,000	17,421

		325,549

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	25,000	22,111
Magallanes, Inc. 3.755%, 3/15/27§	60,000	58,016

		80,127

Media (0.6%)
Cengage Learning, Inc. 9.500%, 6/15/24§	25,000	24,250
Charter Communications Operating LLC 4.908%, 7/23/25	115,000	116,784
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	30,000	28,311
Comcast Corp. 3.400%, 4/1/30	60,000	57,229
Diamond Sports Group LLC 5.375%, 8/15/26§	15,000	5,475

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Directv Financing LLC 5.875%, 8/15/27§	$20,000	$18,800
DISH DBS Corp. 5.750%, 12/1/28§	20,000	17,865
5.125%, 6/1/29	20,000	15,616
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	20,000	17,850
News Corp. 5.125%, 2/15/32§	10,000	9,587
Scripps Escrow, Inc. 5.875%, 7/15/27§	30,000	28,650
Univision Communications, Inc. 4.500%, 5/1/29§	20,000	17,900

		358,317

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc. 2.250%, 2/15/26	60,000	55,200
3.375%, 4/15/29§	5,000	4,531
3.375%, 4/15/29	10,000	9,088
2.875%, 2/15/31	10,000	8,469

		77,288

Total Communication Services		841,281

Consumer Discretionary (1.8%)
Auto Components (0.1%)
American Axle & Manufacturing, Inc. 5.000%, 10/1/29 (x)	15,000	12,900
Dealer Tire LLC 8.000%, 2/1/28§	15,000	14,738
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	35,000	30,341
Icahn Enterprises LP 5.250%, 5/15/27	25,000	23,314

		81,293

Automobiles (0.0%)†
Ford Motor Co. 3.250%, 2/12/32	35,000	28,437

Distributors (0.0%)†
BCPE Empire Holdings, Inc. 7.625%, 5/1/27§	25,000	23,312

Diversified Consumer Services (0.1%)
Metis Merger Sub LLC 6.500%, 5/15/29§	45,000	39,037

Hotels, Restaurants & Leisure (1.0%)
Boyne USA, Inc. 4.750%, 5/15/29§	60,000	56,250
Caesars Entertainment, Inc. 4.625%, 10/15/29§	20,000	17,186
Carnival Corp. 5.750%, 3/1/27§	90,000	81,311
Cedar Fair LP 5.250%, 7/15/29 (x)	25,000	23,688
Expedia Group, Inc. 5.000%, 2/15/26	55,000	56,441
3.250%, 2/15/30	60,000	53,428
Fertitta Entertainment LLC 6.750%, 1/15/30§	30,000	26,175

Marriott International, Inc. Series R 3.125%, 6/15/26	60,000	57,977
McDonald’s Corp. 3.600%, 7/1/30	60,000	57,654
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	20,000	17,500
NCL Corp. Ltd. 5.875%, 2/15/27§	20,000	19,018
Premier Entertainment Sub LLC 5.625%, 9/1/29§	30,000	23,925
5.875%, 9/1/31§	30,000	23,663
Scientific Games Holdings LP 6.625%, 3/1/30§	35,000	33,250
Scientific Games International, Inc. 7.250%, 11/15/29§	20,000	20,925
Viking Cruises Ltd. 5.875%, 9/15/27§	55,000	46,581

		614,972

Household Durables (0.1%)
Mattamy Group Corp. 4.625%, 3/1/30§	35,000	29,663
SWF Escrow Issuer Corp. 6.500%, 10/1/29§	25,000	19,312

		48,975

Multiline Retail (0.2%)
Dollar Tree, Inc. 4.000%, 5/15/25	110,000	110,631

Specialty Retail (0.3%)
At Home Group, Inc. 7.125%, 7/15/29§	10,000	7,450
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	65,000	54,544
Michaels Cos., Inc. (The) 5.250%, 5/1/28§	20,000	17,125
Sonic Automotive, Inc. 4.625%, 11/15/29§	45,000	38,306
SRS Distribution, Inc. 4.625%, 7/1/28§	30,000	27,465
Staples, Inc. 7.500%, 4/15/26§	15,000	14,325
Victoria’s Secret & Co. 4.625%, 7/15/29§	55,000	45,375

		204,590

Total Consumer Discretionary		1,151,247

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	55,000	54,233
Constellation Brands, Inc. 3.150%, 8/1/29	50,000	46,001
2.875%, 5/1/30	10,000	8,904
Primo Water Holdings, Inc. 4.375%, 4/30/29§	20,000	17,379

		126,517

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.3%)
Performance Food Group, Inc. 5.500%, 10/15/27§	$35,000	$33,862
4.250%, 8/1/29§	20,000	17,775
Sysco Corp. 5.950%, 4/1/30	49,000	53,309
United Natural Foods, Inc. 6.750%, 10/15/28§	25,000	25,000
US Foods, Inc. 4.625%, 6/1/30§	45,000	40,262

		170,208

Food Products (0.2%)
Post Holdings, Inc. 5.500%, 12/15/29§	10,000	9,100
4.625%, 4/15/30§	30,000	25,650
Smithfield Foods, Inc. 4.250%, 2/1/27§	100,000	98,500
3.000%, 10/15/30§	5,000	4,314

		137,564

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	35,000	30,625
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	30,000	26,850
7.000%, 12/31/27§	20,000	15,900

		73,375

Personal Products (0.0%)†
Coty, Inc. 5.000%, 4/15/26§	20,000	18,900

Tobacco (0.1%)
Altria Group, Inc. 4.450%, 5/6/50	50,000	40,803

Total Consumer Staples		567,367

Energy (1.5%)
Energy Equipment & Services (0.2%)
Transocean Poseidon Ltd. 6.875%, 2/1/27§	28,125	27,000
Transocean, Inc. 11.500%, 1/30/27§	11,000	10,918
USA Compression Partners LP 6.875%, 9/1/27	50,000	48,937
Weatherford International Ltd. 6.500%, 9/15/28§	20,000	20,200

		107,055

Oil, Gas & Consumable Fuels (1.3%)
Antero Midstream Partners LP 5.750%, 3/1/27§	16,000	15,639
BP Capital Markets America, Inc. 2.939%, 6/4/51	75,000	55,776
Chesapeake Energy Corp. 5.875%, 2/1/29§	30,000	29,588
CNX Resources Corp. 6.000%, 1/15/29§	25,000	24,625
Energy Transfer LP 4.750%, 1/15/26	50,000	50,637
4.200%, 4/15/27	5,000	4,908

EQM Midstream Partners LP 4.750%, 1/15/31§	40,000	35,850
Hess Midstream Operations LP 5.125%, 6/15/28 (x)§	35,000	34,037
4.250%, 2/15/30§	35,000	32,025
Hilcorp Energy I LP 6.250%, 11/1/28§	30,000	29,870
5.750%, 2/1/29§	15,000	14,700
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	45,000	51,188
MEG Energy Corp. 7.125%, 2/1/27§	35,000	35,542
5.875%, 2/1/29§	5,000	4,894
NGL Energy Operating LLC 7.500%, 2/1/26§	40,000	37,700
NuStar Logistics LP 6.375%, 10/1/30	25,000	24,634
Occidental Petroleum Corp. 6.625%, 9/1/30	20,000	21,675
6.125%, 1/1/31	25,000	26,219
6.450%, 9/15/36	15,000	16,275
Parkland Corp. 4.500%, 10/1/29§	25,000	21,844
Pioneer Natural Resources Co. 1.900%, 8/15/30	65,000	53,928
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	55,000	56,293
Southwestern Energy Co. 5.375%, 2/1/29	20,000	19,756
4.750%, 2/1/32	20,000	18,925
Sunoco LP 6.000%, 4/15/27	15,000	15,037
4.500%, 5/15/29	10,000	9,000
TotalEnergies Capital International SA 3.386%, 6/29/60	55,000	43,925
Williams Cos., Inc. (The) 3.500%, 10/15/51	30,000	23,163

		807,653

Total Energy		914,708

Financials (2.9%)
Banks (1.2%)
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	15,000	14,988
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	110,000	88,131
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	60,000	57,023
Bank of Nova Scotia (The) 3.450%, 4/11/25	120,000	118,746
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	95,000	82,738
JPMorgan Chase & Co.
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	125,000	110,016

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Santander Holdings USA, Inc. 3.400%, 1/18/23	$105,000	$105,210
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	65,000	58,728
Wells Fargo & Co. 4.650%, 11/4/44	55,000	52,281
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	65,000	53,638

		741,499

Capital Markets (0.4%)
Ares Capital Corp. 2.150%, 7/15/26	55,000	48,663
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.065%, 9/10/27 (k)	120,000	116,088
Morgan Stanley
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	125,000	99,651

		264,402

Consumer Finance (0.7%)
American Express Co. 3.400%, 2/22/24	50,000	50,103
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	105,000	95,419
Discover Financial Services 4.100%, 2/9/27	80,000	79,191
General Motors Financial Co., Inc. 2.400%, 10/15/28	65,000	55,518
Navient Corp. 5.000%, 3/15/27	15,000	13,627
OneMain Finance Corp. 6.625%, 1/15/28	30,000	29,625
Synchrony Financial 2.875%, 10/28/31	105,000	86,255

		409,738

Insurance (0.5%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	20,000	18,925
AmWINS Group, Inc. 4.875%, 6/30/29§	30,000	27,325
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 0.748%, 8/19/24 (k)§	115,000	112,798
GTCR AP Finance, Inc. 8.000%, 5/15/27§	30,000	29,850
NFP Corp. 6.875%, 8/15/28§	20,000	17,650
Prudential Financial, Inc. 3.905%, 12/7/47	55,000	49,945
Willis North America, Inc. 4.500%, 9/15/28	55,000	54,811

		311,304

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31§	60,000	53,250
PennyMac Financial Services, Inc. 4.250%, 2/15/29§	45,000	36,113

		89,363

Total Financials		1,816,306

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	115,000	111,417

Health Care Equipment & Supplies (0.1%)
Mozart Debt Merger Sub, Inc. 5.250%, 10/1/29 (x)§	40,000	34,800
Ortho-Clinical Diagnostics, Inc. 7.250%, 2/1/28§	25,000	25,063

		59,863

Health Care Providers & Services (0.9%)
Anthem, Inc. 2.375%, 1/15/25	50,000	48,443
4.550%, 5/15/52	15,000	14,691
Centene Corp. 2.500%, 3/1/31	65,000	54,031
Cigna Corp. 4.900%, 12/15/48	30,000	30,025
Community Health Systems, Inc. 6.000%, 1/15/29§	30,000	28,275
6.875%, 4/15/29§	30,000	26,250
CVS Health Corp. 5.050%, 3/25/48	80,000	81,143
HCA, Inc. 4.125%, 6/15/29	60,000	57,514
Legacy LifePoint Health LLC 6.750%, 4/15/25§	10,000	10,200
4.375%, 2/15/27§	25,000	23,125
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29§	10,000	8,728
Owens & Minor, Inc. 6.625%, 4/1/30§	30,000	29,394
Radiology Partners, Inc. 9.250%, 2/1/28§	20,000	18,900
RP Escrow Issuer LLC 5.250%, 12/15/25§	40,000	37,400
Select Medical Corp. 6.250%, 8/15/26§	55,000	54,587
Tenet Healthcare Corp. 6.125%, 10/1/28§	40,000	38,326

		561,032

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	105,000	99,594

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc. 6.125%, 2/1/27§	15,000	14,381
6.250%, 2/15/29§	20,000	14,500
Endo Luxembourg Finance Co. I SARL 6.125%, 4/1/29§	20,000	17,500

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Royalty Pharma plc 3.300%, 9/2/40	$70,000	$54,689

		101,070

Total Health Care		932,976

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 2.950%, 2/1/30	65,000	56,783
Raytheon Technologies Corp. 3.030%, 3/15/52	65,000	50,511
TransDigm, Inc. 6.250%, 3/15/26§	55,000	55,069
5.500%, 11/15/27	30,000	27,412

		189,775

Air Freight & Logistics (0.0%)†
FedEx Corp. 4.750%, 11/15/45	10,000	9,459

Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	40,000	38,458
United Airlines, Inc. 4.625%, 4/15/29§	20,000	18,350

		56,808

Building Products (0.2%)
Griffon Corp. 5.750%, 3/1/28	50,000	44,500
Owens Corning 4.400%, 1/30/48	60,000	54,061

		98,561

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	20,000	19,750
9.750%, 7/15/27§	40,000	38,752
Garda World Security Corp. 6.000%, 6/1/29§	35,000	29,138
Madison IAQ LLC 4.125%, 6/30/28§	25,000	22,195
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	30,000	29,100

		138,935

Construction & Engineering (0.2%)
Pike Corp. 5.500%, 9/1/28§	65,000	59,800
Quanta Services, Inc. 2.350%, 1/15/32	70,000	57,863

		117,663

Road & Rail (0.2%)
CSX Corp. 3.800%, 11/1/46	60,000	52,886
NESCO Holdings II, Inc. 5.500%, 4/15/29§	5,000	4,712
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	60,000	60,276

Uber Technologies, Inc. 4.500%, 8/15/29§	20,000	17,179

		135,053

Trading Companies & Distributors (0.1%)
Air Lease Corp. 1.875%, 8/15/26	55,000	48,834

Total Industrials		795,088

Information Technology (0.9%)
Communications Equipment (0.1%)
Avaya, Inc. 6.125%, 9/15/28§	20,000	18,400
CommScope, Inc. 4.750%, 9/1/29§	25,000	20,860

		39,260

IT Services (0.1%)
Western Union Co. (The) 2.750%, 3/15/31	115,000	98,638

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc. 3.500%, 2/15/41§	140,000	108,918
NXP BV 3.875%, 6/18/26§	120,000	117,929
Qorvo, Inc. 1.750%, 12/15/24§	20,000	18,867

		245,714

Software (0.2%)
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	40,000	35,250
Minerva Merger Sub, Inc. 6.500%, 2/15/30 (x)§	40,000	36,750
Oracle Corp. 3.600%, 4/1/50	55,000	39,492

		111,492

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc. 1.875%, 6/22/25	60,000	56,526

Total Information Technology		551,630

Materials (0.6%)
Chemicals (0.2%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	35,000	30,429
CVR Partners LP 6.125%, 6/15/28§	20,000	19,550
EverArc Escrow SARL 5.000%, 10/30/29§	40,000	35,073
WR Grace Holdings LLC 5.625%, 8/15/29§	40,000	34,450

		119,502

Containers & Packaging (0.2%)
Clydesdale Acquisition Holdings, Inc. 6.625%, 4/15/29 (x)§	30,000	30,188
Packaging Corp. of America 3.000%, 12/15/29	60,000	55,335

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

WRKCo, Inc. 3.750%, 3/15/25	$60,000	$60,125

		145,648

Metals & Mining (0.2%)
Arconic Corp. 6.125%, 2/15/28§	40,000	38,750
Glencore Funding LLC 1.625%, 4/27/26§	40,000	36,133
3.375%, 9/23/51§	30,000	22,184
SunCoke Energy, Inc. 4.875%, 6/30/29§	25,000	22,406

		119,473

Total Materials		384,623

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	70,000	51,841
Crown Castle International Corp. (REIT) 3.650%, 9/1/27	60,000	57,531
Invitation Homes Operating Partnership LP (REIT) 2.700%, 1/15/34	70,000	56,441
Iron Mountain, Inc. (REIT) 4.500%, 2/15/31§	15,000	12,835
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29§	25,000	22,837
Welltower, Inc. (REIT) 2.050%, 1/15/29	65,000	56,726

		258,211

Real Estate Management & Development (0.1%)
Realogy Group LLC 5.750%, 1/15/29§	20,000	16,724
5.250%, 4/15/30§	35,000	28,219

		44,943

Total Real Estate		303,154

Utilities (0.8%)
Electric Utilities (0.5%)
Duke Energy Carolinas LLC 3.550%, 3/15/52	15,000	12,906
Exelon Corp. 4.100%, 3/15/52§	15,000	13,298
Monongahela Power Co. 5.400%, 12/15/43§	55,000	57,413
NRG Energy, Inc. 3.625%, 2/15/31§	45,000	37,438
Pacific Gas and Electric Co. 1.367%, 3/10/23	60,000	59,121
2.500%, 2/1/31	70,000	55,519
Southern Co. (The) Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	60,000	53,994

		289,689

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	55,000	49,401
Ferrellgas LP 5.375%, 4/1/26§	15,000	13,650
Suburban Propane Partners LP 5.000%, 6/1/31§	40,000	36,000
Superior Plus LP 4.500%, 3/15/29§	35,000	31,981

		131,032

Independent Power and Renewable Electricity Producers (0.0%)†
Calpine Corp. 5.125%, 3/15/28§	25,000	22,610
4.625%, 2/1/29§	15,000	13,125

		35,735

Water Utilities (0.1%)
Essential Utilities, Inc. 2.704%, 4/15/30	65,000	58,145

Total Utilities		514,601

Total Corporate Bonds		8,772,981

Mortgage-Backed Securities (4.2%)
FHLMC UMBS 2.000%, 9/1/51	261,924	232,725
2.000%, 11/1/51	389,225	344,741
FNMA 2.460%, 4/1/32	103,070	94,462
FNMA UMBS 3.000%, 10/1/46	408,628	391,712
3.000%, 2/1/47	144,600	138,478
4.000%, 5/1/49	239,191	240,945
2.500%, 2/1/51	293,616	269,357
2.500%, 11/1/51	366,820	337,201
2.500%, 12/1/51	59,012	54,026
2.500%, 1/1/52	98,699	90,328
GNMA 2.500%, 10/20/51	265,951	246,758
2.500%, 11/20/51	181,314	168,172

Total Mortgage-Backed Securities		2,608,905

U.S. Treasury Obligations (8.7%)
U.S. Treasury Bonds 2.250%, 5/15/41	230,000	199,689
2.375%, 2/15/42	300,000	265,922
1.250%, 5/15/50	1,480,000	991,011
2.250%, 2/15/52	380,000	327,928
U.S. Treasury Notes 0.125%, 3/31/23	200,000	196,537
0.125%, 4/30/23	370,000	362,663
0.125%, 7/31/23	320,000	311,116
2.250%, 3/31/24 (x)	480,000	476,064
2.625%, 4/15/25	530,000	526,480
0.375%, 11/30/25	290,000	264,986
2.500%, 3/31/27 (x)	670,000	657,258
1.250%, 3/31/28	140,000	127,098
2.375%, 3/31/29	530,000	511,518

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

1.875%, 2/15/32	$280,000	$256,025

Total U.S. Treasury Obligations		5,474,295

Total Long-Term Debt Securities (38.1%) (Cost $26,080,938)		23,916,464

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	394	899,183
Meta Platforms, Inc., Class A*	2,440	489,147

		1,388,330

Media (0.6%)
Comcast Corp., Class A	8,421	334,819

Total Communication Services		1,723,149

Consumer Discretionary (2.5%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.	1,251	311,699

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	274	681,063

Multiline Retail (0.5%)
Dollar General Corp.	1,477	350,832

Specialty Retail (0.4%)
Ross Stores, Inc.	2,372	236,654

Total Consumer Discretionary		1,580,248

Consumer Staples (2.2%)
Beverages (0.7%)
Constellation Brands, Inc., Class A	1,798	442,470

Food & Staples Retailing (0.4%)
Sysco Corp.	2,681	229,172

Household Products (0.6%)
Procter & Gamble Co. (The)	2,562	411,329

Tobacco (0.5%)
Philip Morris International, Inc.	3,036	303,600

Total Consumer Staples		1,386,571

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Exxon Mobil Corp.	4,931	420,368
Pioneer Natural Resources Co.	1,230	285,938

		706,306

Total Energy		706,306

Financials (2.9%)
Banks (1.0%)
Bank of America Corp.	10,138	361,724
Truist Financial Corp.	5,344	258,382

		620,106

Capital Markets (0.8%)
Charles Schwab Corp. (The)	4,116	273,015

Intercontinental Exchange, Inc.	2,189	253,508

		526,523

Consumer Finance (0.3%)
American Express Co.	1,193	208,429

Insurance (0.8%)
Aflac, Inc.	4,509	258,275
Markel Corp.*	153	207,052

		465,327

Total Financials		1,820,385

Health Care (4.3%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.*	1,918	156,029
Vertex Pharmaceuticals, Inc.*	421	115,026

		271,055

Health Care Equipment & Supplies (1.2%)
Alcon, Inc. (x)	3,442	245,105
Boston Scientific Corp.*	11,506	484,518

		729,623

Health Care Providers & Services (1.6%)
Anthem, Inc.	827	415,096
UnitedHealth Group, Inc.	1,149	584,324

		999,420

Pharmaceuticals (1.1%)
AstraZeneca plc (ADR)	6,361	422,370
Roche Holding AG (ADR)	2,759	127,411
Zoetis, Inc.	837	148,358

		698,139

Total Health Care		2,698,237

Industrials (2.2%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	2,304	342,927

Electrical Equipment (0.8%)
AMETEK, Inc.	1,541	194,567
nVent Electric plc	9,473	319,998

		514,565

Machinery (0.4%)
Fortive Corp.	4,716	271,170

Trading Companies & Distributors (0.4%)
Herc Holdings, Inc.	2,161	276,219

Total Industrials		1,404,881

Information Technology (6.5%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,366	291,901

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	5,676	199,738

IT Services (1.3%)
Fidelity National Information Services, Inc.	3,041	301,515
PayPal Holdings, Inc.*	2,306	202,767

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Visa, Inc., Class A	1,321	$281,545

		785,827

Semiconductors & Semiconductor Equipment (0.3%)
Analog Devices, Inc.	1,409	217,521

Software (2.8%)
Adobe, Inc.*	630	249,449
Microsoft Corp.	4,704	1,305,454
Splunk, Inc.*	1,565	190,961

		1,745,864

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	5,343	842,324

Total Information Technology		4,083,175

Materials (0.8%)
Chemicals (0.8%)
DuPont de Nemours, Inc.	3,679	242,556
International Flavors & Fragrances, Inc.	1,827	221,615

		464,171

Total Materials		464,171

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,121	270,183

Total Real Estate		270,183

Total Common Stocks (25.7%) (Cost $12,461,527)		16,137,306

INVESTMENT COMPANIES:
Fixed Income (5.3%)
DoubleLine Floating Rate Fund , Class I‡	223,875	2,102,184
DoubleLine Global Bond Fund , Class I‡	142,691	1,254,253

Total Investment Companies (5.3%) (Cost $3,585,155)		3,356,437

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	2,137,192	2,137,833

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.1%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $1,314,272, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $1,340,575. (xx)	$1,314,239	1,314,239

U.S. Treasury Obligations (25.0%)
U.S. Treasury Bills 0.47%, 6/16/22 (p)	3,500,000	3,497,869
1.08%, 9/8/22 (p)	3,400,000	3,386,750
1.46%, 12/1/22 (p)	1,500,000	1,487,004
1.49%, 12/29/22 (p)(t)	4,000,000	3,960,272
1.64%, 1/26/23 (p)	400,000	395,117
1.76%, 2/23/23 (p)(t)	3,000,000	2,956,766

Total U.S. Treasury Obligations		15,683,778

Total Short-Term Investments (30.5%) (Cost $19,212,020)		19,135,850

Total Investments in Securities (99.6%) (Cost $61,339,640)		62,546,057
Other Assets Less Liabilities (0.4%)		238,314

Net Assets (100%)		$62,784,371

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2022, the market value of these securities amounted to $6,075,507 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2022.

(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for OTC Swap contracts, with a total collateral value of $414,225.
(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $1,281,114. This was collateralized by cash of $1,314,239 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CAPE	— Cyclically Adjusted Price Earnings
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

OTC	— Over- the-counter
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended April 30, 2022, were as follows:

Security Description	Shares at April 30, 2022	Market Value October 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	223,875	2,340,120	—	(200,000)	(9,108)	(28,828)	2,102,184	39,456	—
DoubleLine Global Bond Fund, Class I	142,691	2,076,431	200,000	(800,000)	(65,808)	(156,370)	1,254,253	—	19,001

Total		4,416,551	200,000	(1,000,000)	(74,916)	(185,198)	3,356,437	39,456	19,001

OTC Total return swap contracts outstanding as of April 30, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	5/9/2022	USD 18,800,000	(1,078,241)

							(1,078,241)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,517,723	$—	$1,517,723
Collateralized Mortgage Obligations	—	5,542,560	—	5,542,560
Common Stocks
Communication Services	1,723,149	—	—	1,723,149
Consumer Discretionary	1,580,248	—	—	1,580,248
Consumer Staples	1,386,571	—	—	1,386,571
Energy	706,306	—	—	706,306
Financials	1,820,385	—	—	1,820,385
Health Care	2,698,237	—	—	2,698,237
Industrials	1,404,881	—	—	1,404,881
Information Technology	4,083,175	—	—	4,083,175
Materials	464,171	—	—	464,171
Real Estate	270,183	—	—	270,183
Corporate Bonds
Communication Services	—	841,281	—	841,281
Consumer Discretionary	—	1,151,247	—	1,151,247
Consumer Staples	—	567,367	—	567,367
Energy	—	914,708	—	914,708
Financials	—	1,816,306	—	1,816,306
Health Care	—	932,976	—	932,976
Industrials	—	795,088	—	795,088
Information Technology	—	551,630	—	551,630
Materials	—	384,623	—	384,623
Real Estate	—	303,154	—	303,154
Utilities	—	514,601	—	514,601
Investment Companies	3,356,437	—	—	3,356,437
Mortgage-Backed Securities	—	2,608,905	—	2,608,905
Short-Term Investments
Investment Company	2,137,833	—	—	2,137,833
Repurchase Agreement	—	1,314,239	—	1,314,239
U.S. Treasury Obligations	—	15,683,778	—	15,683,778
U.S. Treasury Obligations	—	5,474,295	—	5,474,295

Total Assets	$21,631,576	$40,914,481	$—	$62,546,057

Liabilities: Total Return Swaps	$—	(1,078,241)	$—	$(1,078,241)

Total Liabilities	$—	$(1,078,241)	$—	$(1,078,241)

Total	$21,631,576	$39,836,240	$—	$61,467,816

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,078,241)

Total		$(1,078,241)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$358,382	$358,382

Total	$358,382	$358,382

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(1,755,783)	$(1,755,783)

Total	$(1,755,783)	$(1,755,783)

^ The Fund held swaps contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $19,300,000 during the six months ended April 30, 2022.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$1,078,241	$—	$(414,225)	$664,016

Total	$1,078,241	$—	$(414,225)	$664,016

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,327,204
Long-term U.S. government debt securities	22,699,443

$31,026,647

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,044,177
Long-term U.S. government debt securities	23,734,011

$35,778,188

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,703,759
Aggregate gross unrealized depreciation	(4,095,037)

Net unrealized depreciation	$(391,278)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$61,859,094

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $3,585,155)	$3,356,437
Unaffiliated Issuers (Cost $56,440,246)	57,875,381
Repurchase Agreements (Cost $1,314,239)	1,314,239
Cash	2,823,132
Dividends, interest and other receivables	160,363
Receivable for securities sold	93,436
Prepaid registration and filing fees	26,983
Receivable for Fund shares sold	80
Securities lending income receivable	53

Total assets	65,650,104

LIABILITIES
Payable for return of collateral on securities loaned	1,314,239
Market value on OTC swap contracts	1,078,241
Payable for Fund shares redeemed	376,790
Investment advisory fees payable	23,026
Administrative fees payable	8,077
Transfer agent fees payable	3,992
Distribution fees payable - Class A	1,002
Trustees’ fees payable	390
Payable to Adviser	74
Distribution fees payable - Class R	73
Accrued expenses	59,829

Total liabilities	2,865,733

NET ASSETS	$62,784,371

Net assets were comprised of:
Paid in capital	$61,730,113
Total distributable earnings (loss)	1,054,258

Net assets	$62,784,371

Class A
Net asset value and redemption price per share, $4,691,326 / 452,217 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.37
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price per share	$10.97

Class I
Net asset value, offering and redemption price per share, $57,920,592 / 5,574,637 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.39

Class R
Net asset value, offering and redemption price per share, $172,453 / 16,646 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.36

(x)	Includes value of securities on loan of $1,281,114.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$510,041
Dividends ($39,456 of dividend income received from affiliates) (net of $839 foreign withholding tax)	152,986
Securities lending (net)	53

Total income	663,080

EXPENSES
Investment advisory fees	256,304
Administrative fees	51,261
Professional fees	38,784
Transfer agent fees	20,697
Registration and filing fees	18,327
Printing and mailing expenses	15,407
Custodian fees	8,827
Distribution fees – Class A	6,055
Trustees’ fees	1,307
Distribution fees – Class R	461
Miscellaneous	8,401

Gross expenses	425,831
Less: Waiver from investment adviser	(107,600)

Net expenses	318,231

NET INVESTMENT INCOME (LOSS)	344,849

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(74,916) realized gain (loss) from affiliates)	834,766
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	19,001
Swaps	358,382

Net realized gain (loss)	1,212,149

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(185,198) of change in unrealized appreciation (depreciation) from affiliates)	(5,941,045)
Swaps	(1,755,783)

Net change in unrealized appreciation (depreciation)	(7,696,828)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,484,679)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,139,830)

See Notes to Financial Statements.

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1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$344,849	$590,594
Net realized gain (loss)	1,212,149	6,604,346
Net change in unrealized appreciation (depreciation)	(7,696,828)	4,549,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,139,830)	11,744,808

Distributions to shareholders:
Class A	(467,484)	(281,348)
Class I	(6,523,201)	(5,105,769)
Class R	(17,764)	(13,831)

Total distributions to shareholders	(7,008,449)	(5,400,948)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 89,535 and 107,837 shares, respectively ]	1,001,477	1,302,853
Capital shares issued in reinvestment of dividends [ 40,039 and 24,050 shares, respectively ]	456,041	272,242
Capital shares repurchased [ (84,199) and (31,925) shares, respectively ]	(940,347)	(379,180)

Total Class A transactions	517,171	1,195,915

Class I
Capital shares sold [ 66,873 and 208,108 shares, respectively ]	736,033	2,512,727
Capital shares issued in reinvestment of dividends [ 60,144 and 38,122 shares, respectively ]	685,645	431,541
Capital shares repurchased [ (119,713) and (99,305) shares, respectively ]	(1,324,371)	(1,178,853)

Total Class I transactions	97,307	1,765,415

Class R
Capital shares sold [ 193 and 310 shares, respectively ]	2,136	3,724
Capital shares issued in reinvestment of dividends [ 580 and 442 shares, respectively ]	6,599	5,005
Capital shares repurchased [ (52) and (472) shares, respectively ]	(638)	(5,867)

Total Class R transactions	8,097	2,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	622,575	2,964,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,525,704)	9,308,052
NET ASSETS:
Beginning of period	75,310,075	66,002,023

End of period	$62,784,371	$75,310,075

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.54		$11.47		$11.23		$10.61		$11.25		$10.53

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.07		0.12		0.18		0.15		0.11
Net realized and unrealized gain (loss)	(1.07)		1.91		0.70		0.91		(0.01)		0.87

Total from investment operations	(1.03)		1.98		0.82		1.09		0.14		0.98

Less distributions:
Dividends from net investment income	(0.08)		(0.12)		(0.18)		(0.17)		(0.13)		(0.09)
Distributions from net realized gains	(1.06)		(0.79)		(0.40)		(0.30)		(0.65)		(0.17)

Total dividends and distributions	(1.14)		(0.91)		(0.58)		(0.47)		(0.78)		(0.26)

Net asset value, end of period	$10.37		$12.54		$11.47		$11.23		$10.61		$11.25

Total return (b)	(9.00)%		18.12%		7.64%		10.73%		1.19%		9.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,691		$5,104		$3,520		$2,081		$2,440		$1,271
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%(j)	1.16	%(j)	1.16	%(j)	1.15	%(j)	1.20	%(k)	1.21%
Before waivers and reimbursements (a)(f)	1.48%		1.48%		1.61%		1.67%		1.66%		1.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.78%		0.59%		1.05%		1.70%		1.39%		1.02%
Before waivers and reimbursements (a)(f)(x)	0.46%		0.28%		0.60%		1.19%		0.93%		0.48%
Portfolio turnover rate^	64	%(z)	106%		131%		63%		79%		86%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class I			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.57		$11.49		$11.25		$10.63		$11.27		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.10		0.15		0.21		0.18		0.14
Net realized and unrealized gain (loss)	(1.07)		1.92		0.70		0.91		(0.01)		0.86

Total from investment operations	(1.01)		2.02		0.85		1.12		0.17		1.00

Less distributions:
Dividends from net investment income	(0.11)		(0.15)		(0.21)		(0.20)		(0.16)		(0.11)
Distributions from net realized gains	(1.06)		(0.79)		(0.40)		(0.30)		(0.65)		(0.17)

Total dividends and distributions	(1.17)		(0.94)		(0.61)		(0.50)		(0.81)		(0.28)

Net asset value, end of period	$10.39		$12.57		$11.49		$11.25		$10.63		$11.27

Total return (b)	(8.84)%		18.47%		7.89%		11.00%		1.44%		9.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,921		$70,007		$62,303		$59,997		$57,126		$59,101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91	%(j)	0.91	%(j)	0.91	%(j)	0.90	%(j)	0.95	%(k)	0.96%
Before waivers and reimbursements (a)(f)	1.23%		1.23%		1.36%		1.42%		1.41%		1.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.03%		0.85%		1.35%		1.95%		1.62%		1.27%
Before waivers and reimbursements (a)(f)(x)	0.71%		0.53%		0.89%		1.43%		1.16%		0.72%
Portfolio turnover rate^	64	%(z)	106%		131%		63%		79%		86%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class R			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.51		$11.44		$11.21		$10.59		$11.23		$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.04		0.09		0.15		0.12		0.08
Net realized and unrealized gain (loss)	(1.07)		1.92		0.70		0.91		(0.01)		0.87

Total from investment operations	(1.04)		1.96		0.79		1.06		0.11		0.95

Less distributions:
Dividends from net investment income	(0.05)		(0.10)		(0.16)		(0.14)		(0.10)		(0.07)
Distributions from net realized gains	(1.06)		(0.79)		(0.40)		(0.30)		(0.65)		(0.17)

Total dividends and distributions	(1.11)		(0.89)		(0.56)		(0.44)		(0.75)		(0.24)

Net asset value, end of period	$10.36		$12.51		$11.44		$11.21		$10.59		$11.23

Total return (b)	(9.07)%		17.87%		7.30%		10.46%		0.93%		9.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$172		$199		$179		$168		$156		$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.41	%(j)	1.41	%(j)	1.41	%(j)	1.40	%(j)	1.45	%(k)	1.46%
Before waivers and reimbursements (a)(f)	1.73%		1.73%		1.86%		1.92%		1.91%		2.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.53%		0.35%		0.84%		1.44%		1.13%		0.77%
Before waivers and reimbursements (a)(f)(x)	0.21%		0.03%		0.39%		0.93%		0.67%		0.22%
Portfolio turnover rate^	64	%(z)	106%		131%		63%		79%		86%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Sector Weightings as of April 30, 2022	% of Net Assets
Industrials	36.0%
Communication Services	13.1
Consumer Staples	10.7
Consumer Discretionary	10.6
Materials	9.3
Investment Company	6.0
Health Care	4.6
Utilities	3.1
Information Technology	2.4
Financials	1.9
Energy	1.7
Real Estate	1.0
Repurchase Agreement	0.8
Cash and Other	(1.2)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class A
Actual	$1,000.00	$916.20	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.15
Class I
Actual	1,000.00	916.90	4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.94	4.90
Class R
Actual	1,000.00	914.60	7.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.46	7.40
Class T
Actual	1,000.00	916.90	4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.94	4.91

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.23%, 0.98%, 1.48% and 0.98%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (13.1%)
Diversified Telecommunication Services (0.5%)
EchoStar Corp., Class A*	4,500	$105,075
Telesat Corp.*	65,000	730,600

		835,675

Entertainment (3.1%)
Liberty Media Corp.-Liberty Braves, Class A*	45,000	1,182,150
Liberty Media Corp.-Liberty Braves, Class C*	15,000	376,650
Madison Square Garden Entertainment Corp.*	13,000	952,250
Madison Square Garden Sports Corp.*	13,500	2,188,485

		4,699,535

Media (8.4%)
Altice USA, Inc., Class A*	12,000	111,360
AMC Networks, Inc., Class A*	24,000	783,120
Clear Channel Outdoor Holdings, Inc.*	390,000	959,400
Corus Entertainment, Inc., Class B	155,000	507,959
EW Scripps Co. (The), Class A*	33,000	543,180
Grupo Televisa SAB (ADR)	285,000	2,630,550
JCDecaux SA*	22,000	463,126
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	167,320
Nexstar Media Group, Inc., Class A	13,000	2,059,460
Paramount Global, Class A (x)	30,000	946,500
Sinclair Broadcast Group, Inc., Class A	100,000	2,224,000
Sirius XM Holdings, Inc. (x)	34,560	207,360
TEGNA, Inc.	24,000	529,200
WideOpenWest, Inc.*	25,036	501,972

		12,634,507

Wireless Telecommunication Services (1.1%)
Gogo, Inc. (x)*	16,000	294,560
Millicom International Cellular SA (x)*	26,000	567,320
Telephone and Data Systems, Inc.	14,000	256,480
United States Cellular Corp.*	19,000	546,820

		1,665,180

Total Communication Services		19,834,897

Consumer Discretionary (10.6%)
Auto Components (3.5%)
Dana, Inc.	109,000	1,614,290
Gentex Corp.	22,500	660,375
Gentherm, Inc.*	1,000	67,420
Goodyear Tire & Rubber Co. (The)*	78,200	1,041,624
Modine Manufacturing Co.*	75,000	592,500
Strattec Security Corp.*	37,000	1,311,650

		5,287,859

Diversified Consumer Services (0.2%)
H&R Block, Inc.	14,000	364,980

Hotels, Restaurants & Leisure (2.1%)
Bally’s Corp.*	7,600	226,784
Caesars Entertainment, Inc.*	4,800	318,144
Churchill Downs, Inc.	2,500	507,350
GAN Ltd.*	29,500	110,035
Golden Entertainment, Inc.*	18,000	863,280
Nathan’s Famous, Inc.	21,515	1,019,166
Wynn Resorts Ltd.*	1,000	70,480

		3,115,239

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	28,000	463,680
Hunter Douglas NV*	7,500	1,372,343
Lennar Corp., Class B	11,500	749,800

		2,585,823

Internet & Direct Marketing Retail (0.0%)†
Lands’ End, Inc. (x)*	6,000	84,120

Leisure Products (1.7%)
Brunswick Corp.	18,500	1,398,785
Johnson Outdoors, Inc., Class A	9,500	726,560
Mattel, Inc.*	16,000	388,960
Peloton Interactive, Inc., Class A*	2,000	35,120

		2,549,425

Specialty Retail (1.4%)
AutoNation, Inc.*	11,000	1,275,010
Monro, Inc.	17,000	777,410

		2,052,420

Total Consumer Discretionary		16,039,866

Consumer Staples (10.7%)
Beverages (2.2%)
National Beverage Corp.	23,000	1,013,840
Remy Cointreau SA	11,700	2,316,951

		3,330,791

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	1,000	201,300
Ingles Markets, Inc., Class A	4,000	372,480
Village Super Market, Inc., Class A	11,000	255,090

		828,870

Food Products (4.5%)
Bunge Ltd.	5,500	622,160
Calavo Growers, Inc.	36,000	1,304,640
Farmer Bros Co.*	110,000	690,800
Hain Celestial Group, Inc. (The)*	13,000	436,020
J M Smucker Co. (The)	15,000	2,053,950
Maple Leaf Foods, Inc.	60,000	1,321,294
McCormick & Co., Inc. (Non-Voting)	3,600	366,372

		6,795,236

Household Products (2.6%)
Energizer Holdings, Inc.	72,000	2,180,880
Spectrum Brands Holdings, Inc.	21,000	1,786,470

		3,967,350

Personal Products (0.8%)
Edgewell Personal Care Co.	30,000	1,144,200

Total Consumer Staples		16,066,447

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (1.7%)
Energy Equipment & Services (1.7%)
Dril-Quip, Inc.*	42,000	$1,212,960
RPC, Inc.*	130,000	1,344,200

Total Energy		2,557,160

Financials (1.9%)
Banks (1.7%)
Cadence Bank	10,000	250,400
First Horizon Corp.	5,000	111,900
Flushing Financial Corp.	26,000	559,000
SouthState Corp.	7,200	557,568
Synovus Financial Corp.	25,000	1,038,500

		2,517,368

Capital Markets (0.2%)
Affiliated Managers Group, Inc.	1,500	188,355
Janus Henderson Group plc	6,500	198,120

		386,475

Total Financials		2,903,843

Health Care (4.6%)
Biotechnology (0.0%)†
Clovis Oncology, Inc.*	17,000	34,000

Health Care Equipment & Supplies (1.8%)
Cutera, Inc.*	20,400	1,107,924
Intersect ENT, Inc.*	12,000	328,440
IntriCon Corp.*	30,000	720,300
Quidel Corp.*	5,000	503,100

		2,659,764

Health Care Providers & Services (1.2%)
Option Care Health, Inc.*	22,527	673,107
Patterson Cos., Inc.	35,000	1,076,950

		1,750,057

Health Care Technology (0.6%)
Evolent Health, Inc., Class A*	21,500	591,680
Teladoc Health, Inc.*	10,300	347,728

		939,408

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	153,618

Pharmaceuticals (0.9%)
Harmony Biosciences Holdings, Inc.*	9,000	405,360
Perrigo Co. plc	12,300	421,890
Teva Pharmaceutical Industries Ltd. (ADR)*	62,000	540,020

		1,367,270

Total Health Care		6,904,117

Industrials (36.0%)
Aerospace & Defense (6.3%)
AAR Corp.*	22,500	1,057,050
Aerojet Rocketdyne Holdings, Inc.*	47,000	1,879,060
Kaman Corp.	55,000	2,145,550
Moog, Inc., Class A	13,000	1,038,310

Moog, Inc., Class B	12,241	977,689
Textron, Inc.	34,000	2,354,500

		9,452,159

Building Products (1.4%)
Armstrong Flooring, Inc.*	110,000	180,400
Griffon Corp.	100,000	1,871,000

		2,051,400

Commercial Services & Supplies (1.8%)
IAA, Inc.*	8,000	293,200
KAR Auction Services, Inc.*	12,500	183,250
Matthews International Corp., Class A	77,500	2,310,275
Team, Inc.*	12,000	17,280

		2,804,005

Construction & Engineering (1.9%)
Arcosa, Inc.	18,000	963,540
Valmont Industries, Inc.	7,400	1,841,194

		2,804,734

Electrical Equipment (1.1%)
AZZ, Inc.	36,000	1,643,040

Machinery (20.1%)
Astec Industries, Inc.	60,000	2,346,000
CIRCOR International, Inc.*	50,000	982,500
CNH Industrial NV	39,000	553,410
Commercial Vehicle Group, Inc.*	113,500	814,930
Crane Co.	22,000	2,117,060
Donaldson Co., Inc.	1,000	49,040
Eastern Co. (The)	30,000	693,000
Enerpac Tool Group Corp.	24,500	491,960
EnPro Industries, Inc.	35,000	3,262,350
Flowserve Corp.	50,000	1,635,500
Gorman-Rupp Co. (The)	10,000	318,600
Graco, Inc.	3,800	235,676
Hyster-Yale Materials Handling, Inc.	37,000	1,136,640
Ingersoll Rand, Inc.	20,000	879,200
ITT, Inc.	8,000	561,760
Iveco Group NV (Borsa Italiana Exchange)*	22,200	129,354
Iveco Group NV (OTC Exchange)*	7,800	45,630
Kennametal, Inc.	18,000	463,140
L B Foster Co., Class A*	32,100	455,820
Manitowoc Co., Inc. (The)*	7,000	92,680
Mueller Industries, Inc.	48,000	2,599,200
Mueller Water Products, Inc., Class A	17,000	204,510
Park-Ohio Holdings Corp. (x)	71,000	680,890
Shyft Group, Inc. (The)	5,000	127,350
Snap-on, Inc.	10,000	2,124,900
Tennant Co.	10,500	678,090
Terex Corp.	10,000	340,000
Toro Co. (The)	6,500	520,845
Trinity Industries, Inc.	88,000	2,441,120
Twin Disc, Inc.*	112,075	1,567,929
Watts Water Technologies, Inc., Class A	7,000	892,220

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Welbilt, Inc.*	40,000	$944,800

		30,386,104

Trading Companies & Distributors (3.4%)
Ashtead Group plc	3,000	155,105
GATX Corp.	16,000	1,654,240
Herc Holdings, Inc.	26,600	3,400,012

		5,209,357

Total Industrials		54,350,799

Information Technology (2.4%)
Communications Equipment (0.0%)†
Pineapple Energy, Inc.	6,250	19,000

Electronic Equipment, Instruments & Components (0.4%)
Landis+Gyr Group AG*	9,500	531,283

IT Services (0.9%)
Cloudflare, Inc., Class A*	300	25,842
Kyndryl Holdings, Inc.*	93,000	1,105,770
MoneyGram International, Inc.*	27,000	273,510

		1,405,122

Software (0.8%)
A10 Networks, Inc.	16,000	228,480
Mandiant Corp.*	14,000	307,720
NCR Corp.*	20,000	700,600

		1,236,800

Technology Hardware, Storage & Peripherals (0.3%)
Diebold Nixdorf, Inc.*	112,000	459,200

Total Information Technology		3,651,405

Materials (9.3%)
Chemicals (6.8%)
Axalta Coating Systems Ltd.*	30,000	761,100
Chr Hansen Holding A/S	2,000	155,855
Core Molding Technologies, Inc.*	84,000	840,000
Element Solutions, Inc.	82,000	1,690,840
GCP Applied Technologies, Inc.*	110,000	3,450,700
HB Fuller Co.	12,000	800,400
Huntsman Corp.	8,500	287,895
Scotts Miracle-Gro Co. (The)	12,000	1,247,160
Tredegar Corp.	55,000	629,750
Valvoline, Inc.	12,000	362,760

		10,226,460

Containers & Packaging (1.7%)
Greif, Inc., Class A	25,000	1,517,000
Myers Industries, Inc.	50,950	1,117,334

		2,634,334

Metals & Mining (0.8%)
Ampco-Pittsburgh Corp.*	42,000	235,620
Freeport-McMoRan, Inc.	23,000	932,650

		1,168,270

Total Materials		14,029,064

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Ryman Hospitality Properties, Inc. (REIT)*	3,000	280,440
Seritage Growth Properties (REIT), Class A (x)*	20,000	198,000

		478,440

Real Estate Management & Development (0.7%)
St Joe Co. (The)	20,000	1,064,200

Total Real Estate		1,542,640

Utilities (3.1%)
Electric Utilities (0.7%)
PNM Resources, Inc.	22,547	1,052,043

Gas Utilities (1.5%)
Macquarie Infrastructure Holdings LLC	20,000	75,000
National Fuel Gas Co.	25,000	1,753,250
Southwest Gas Holdings, Inc.	5,500	484,605

		2,312,855

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp. (The)	63,000	1,286,460

Total Utilities		4,651,358

Total Common Stocks (94.4%) (Cost $130,527,489)		142,531,596

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)†
Communications Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)* (Cost $—)	6,250	4,125

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)†
Energy Equipment & Services (0.0%)†
Weatherford International plc, expiring 12/13/23*	1,117	402

Total Energy		402

Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	24,297

Total Materials		24,297

Total Warrants (0.0%)† (Cost $—)		24,707

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (6.0%)
JPMorgan Prime Money Market Fund, IM Shares	8,962,341	$8,965,029

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 0.26%, dated 4/29/22, due 5/2/22, repurchase price $1,238,350, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $1,263,089. (xx)	$1,238,323	1,238,323

Total Short-Term Investments (6.8%) (Cost $10,202,935)		10,203,352

Total Investments in Securities (101.2%) (Cost $140,730,424)		152,763,780
Other Assets Less Liabilities (-1.2%)		(1,790,458)

Net Assets (100%)		$150,973,322

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $1,148,352. This was collateralized by cash of $1,238,323 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$19,371,771	$463,126	$—	$19,834,897
Consumer Discretionary	14,667,523	1,372,343	—	16,039,866
Consumer Staples	13,383,124	2,683,323	—	16,066,447
Energy	2,557,160	—	—	2,557,160
Financials	2,903,843	—	—	2,903,843
Health Care	6,904,117	—	—	6,904,117
Industrials	53,043,021	1,307,778	—	54,350,799
Information Technology	3,120,122	531,283	—	3,651,405
Materials	13,873,209	155,855	—	14,029,064
Real Estate	1,542,640	—	—	1,542,640
Utilities	4,651,358	—	—	4,651,358
Rights
Information Technology	—	—	4,125	4,125
Short-Term Investments
Investment Company	8,965,029	—	—	8,965,029
Repurchase Agreement	—	1,238,323	—	1,238,323

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Warrants
Energy	$—	$402	$—	$402
Health Care	—	8	—	8
Materials	—	24,297	—	24,297

Total Assets	$144,982,917	$7,776,738	$4,125	$152,763,780

Total Liabilities	$—	$—	$—	$—

Total	$144,982,917	$7,776,738	$4,125	$152,763,780

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,904,291
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,422,419

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,103,410
Aggregate gross unrealized depreciation	(14,611,421)

Net unrealized appreciation	$9,491,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$143,271,791

For the six months ended April 30, 2022, the Fund incurred approximately $565 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $139,492,101)	$151,525,457
Repurchase Agreements (Cost $1,238,323)	1,238,323
Cash	300,020
Foreign cash (Cost $7,808)	7,765
Receivable for Fund shares sold	519,184
Receivable for securities sold	188,226
Dividends, interest and other receivables	57,965
Prepaid registration and filing fees	24,790
Securities lending income receivable	698

Total assets	153,862,428

LIABILITIES
Payable for securities purchased	1,393,205
Payable for return of collateral on securities loaned	1,238,323
Payable for Fund shares redeemed	110,676
Investment advisory fees payable	69,101
Administrative fees payable	19,507
Transfer agent fees payable	11,661
Distribution fees payable – Class A	1,190
Distribution fees payable – Class R	474
Trustees’ fees payable	306
Accrued expenses	44,663

Total liabilities	2,889,106

NET ASSETS	$150,973,322

Net assets were comprised of:
Paid in capital	$138,618,710
Total distributable earnings (loss)	12,354,612

Net assets	$150,973,322

Class A
Net asset value and redemption price per share, $5,496,188 / 373,454 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.72
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price per share	$15.58

Class I
Net asset value, offering and redemption price per share, $144,231,933 / 9,784,701 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.74

Class R
Net asset value, offering and redemption price per share, $1,095,127 / 74,884 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.62

Class T**
Net asset value and redemption price per share, $150,074 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.74
Maximum sales charge (2.50% of offering price)	0.38

Maximum offering price per share	$15.12

**	Class T shares currently are not offered for sale.
(x)	Includes value of securities on loan of $1,148,352.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Income from non-cash dividends	$1,518,480
Dividends (net of $6,963 foreign withholding tax)	1,033,386
Interest	70
Securities lending (net)	698

Total income	2,552,634

EXPENSES
Investment advisory fees	578,676
Administrative fees	115,736
Transfer agent fees	85,393
Professional fees	39,996
Printing and mailing expenses	25,167
Registration and filing fees	22,768
Custodian fees	8,385
Distribution fees – Class A	7,374
Trustees’ fees	2,903
Distribution fees – Class R	2,871
Distribution fees – Class T**	206
Miscellaneous	12,603

Gross expenses	902,078
Less: Waiver from investment adviser	(136,876)
Waiver from distributor	(206)

Net expenses	764,996

NET INVESTMENT INCOME (LOSS)	1,787,638

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,775,817
Foreign currency transactions	527

Net realized gain (loss)	2,776,344

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,221,950)
Foreign currency translations	(370)

Net change in unrealized appreciation (depreciation)	(18,222,320)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,445,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,658,338)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,787,638	$1,088,390
Net realized gain (loss)	2,776,344	11,728,962
Net change in unrealized appreciation (depreciation)	(18,222,320)	35,891,556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,658,338)	48,708,908

Distributions to shareholders:
Class A	(387,779)	(12,078)
Class I	(9,782,485)	(534,394)
Class R	(73,341)	(785)
Class T**	(11,801)	(697)

Total distributions to shareholders	(10,255,406)	(547,954)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 35,627 and 90,890 shares, respectively ]	580,381	1,514,997
Capital shares issued in reinvestment of dividends [ 23,486 and 835 shares, respectively ]	376,005	11,650
Capital shares repurchased [ (29,054) and (46,339) shares, respectively ]	(473,489)	(753,049)

Total Class A transactions	482,897	773,598

Class I
Capital shares sold [ 1,773,645 and 3,882,154 shares, respectively ]	28,662,298	63,254,932
Capital shares issued in reinvestment of dividends [ 505,418 and 22,687 shares, respectively ]	8,096,806	316,480
Capital shares repurchased [ (928,335) and (2,865,531) shares, respectively ]	(15,100,410)	(48,733,330)

Total Class I transactions	21,658,694	14,838,082

Class R
Capital shares sold [ 7,956 and 25,034 shares, respectively ]	132,472	419,982
Capital shares issued in reinvestment of dividends [ 3,895 and 47 shares, respectively ]	62,009	651
Capital shares repurchased [ (1,183) and (21,300) shares, respectively ]	(19,198)	(360,808)

Total Class R transactions	175,283	59,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,316,874	15,671,505

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,596,870)	63,832,459
NET ASSETS:
Beginning of period	152,570,192	88,737,733

End of period	$150,973,322	$152,570,192

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.19		$11.41		$12.46		$12.33		$12.83		$10.28

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.09	####	0.04	#	0.05		0.03		0.06	###
Net realized and unrealized gain (loss)	(1.52)		5.73		(0.90)		0.22		(0.25)		2.67

Total from investment operations	(1.35)		5.82		(0.86)		0.27		(0.22)		2.73

Less distributions:
Dividends from net investment income	(0.26)		(0.04)		(0.04)		(0.02)		(0.03)		(0.02)
Distributions from net realized gains	(0.86)		—		(0.15)		(0.12)		(0.25)		(0.16)

Total dividends and distributions	(1.12)		(0.04)		(0.19)		(0.14)		(0.28)		(0.18)

Net asset value, end of period	$14.72		$17.19		$11.41		$12.46		$12.33		$12.83

Total return (b)	(8.38)%		51.10%		(7.04)%		2.29%		(1.84)%		26.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,496		$5,904		$3,400		$3,896		$3,599		$2,063
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.23	%(j)	1.24	%(k)	1.25	%(k)	1.24	%(k)	1.24	%(k)	1.27%
Before waivers and reimbursements (a)(f)	1.41%		1.42%		1.58%		1.66%		1.79%		2.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.12%		0.55	%(bb)	0.40	%(g)	0.39%		0.26%		0.48	%(aa)
Before waivers and reimbursements (a)(f)	1.95%		0.37	%(bb)	0.07	%(g)	(0.03)%		(0.28)%		(0.97	)%(aa)
Portfolio turnover rate^	8	%(z)	35%		19%		37%		49%		88%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class I			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.24		$11.43		$12.49		$12.36		$12.86		$10.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.13	####	0.07	#	0.08		0.07		0.08	###
Net realized and unrealized gain (loss)	(1.54)		5.75		(0.91)		0.23		(0.26)		2.68

Total from investment operations	(1.35)		5.88		(0.84)		0.31		(0.19)		2.76

Less distributions:
Dividends from net investment income	(0.29)		(0.07)		(0.07)		(0.06)		(0.06)		(0.04)
Distributions from net realized gains	(0.86)		—		(0.15)		(0.12)		(0.25)		(0.16)

Total dividends and distributions	(1.15)		(0.07)		(0.22)		(0.18)		(0.31)		(0.20)

Net asset value, end of period	$14.74		$17.24		$11.43		$12.49		$12.36		$12.86

Total return (b)	(8.31)%		51.57%		(6.88)%		2.57%		(1.60)%		27.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,232		$145,394		$84,537		$95,601		$86,815		$21,317
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.98	%(j)	0.99	%(k)	1.00	%(k)	0.99	%(k)	0.99	%(k)	1.02%
Before waivers and reimbursements (a)(f)	1.16%		1.17%		1.33%		1.41%		1.51%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.33%		0.76	%(bb)	0.64	%(g)	0.64%		0.54%		0.69	%(aa)
Before waivers and reimbursements (a)(f)	2.15%		0.59	%(bb)	0.31	%(g)	0.22%		0.03%		(0.76	)%(aa)
Portfolio turnover rate^	8	%(z)	35%		19%		37%		49%		88%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class R			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.07		$11.33		$12.38		$12.26		$12.76		$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.05	####	0.02	#	0.02		—	##	0.03	###
Net realized and unrealized gain (loss)	(1.52)		5.70		(0.91)		0.22		(0.25)		2.66

Total from investment operations	(1.37)		5.75		(0.89)		0.24		(0.25)		2.69

Less distributions:
Dividends from net investment income	(0.22)		(0.01)		(0.01)		—		—		—
Distributions from net realized gains	(0.86)		—		(0.15)		(0.12)		(0.25)		(0.16)

Total dividends and distributions	(1.08)		(0.01)		(0.16)		(0.12)		(0.25)		(0.16)

Net asset value, end of period	$14.62		$17.07		$11.33		$12.38		$12.26		$12.76

Total return (b)	(8.54)%		50.80%		(7.31)%		2.02%		(2.07)%		26.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,095		$1,096		$685		$912		$801		$332
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.48	%(j)	1.49	%(k)	1.50	%(k)	1.49	%(k)	1.49	%(k)	1.53%
Before waivers and reimbursements (a)(f)	1.66%		1.67%		1.83%		1.91%		2.05%		3.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.87%		0.28	%(bb)	0.15	%(g)	0.14%		0.02%		0.27	%(aa)
Before waivers and reimbursements (a)(f)	1.69%		0.11	%(bb)	(0.19	)%(g)	(0.28)%		(0.54)%		(1.21	)%(aa)
Portfolio turnover rate^	8	%(z)	35%		19%		37%		49%		88%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class T**			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.24		$11.43		$12.49		$12.36		$12.86		$10.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.13	####	0.07	#	0.08		0.07		0.11	###
Net realized and unrealized gain (loss)	(1.55)		5.75		(0.91)		0.23		(0.26)		2.65

Total from investment operations	(1.35)		5.88		(0.84)		0.31		(0.19)		2.76

Less distributions:
Dividends from net investment income	(0.29)		(0.07)		(0.07)		(0.06)		(0.06)		(0.04)
Distributions from net realized gains	(0.86)		—		(0.15)		(0.12)		(0.25)		(0.16)

Total dividends and distributions	(1.15)		(0.07)		(0.22)		(0.18)		(0.31)		(0.20)

Net asset value, end of period	$14.74		$17.24		$11.43		$12.49		$12.36		$12.86

Total return (b)	(8.31)%		51.57%		(6.88)%		2.57%		(1.60)%		27.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150		$176		$116		$127		$126		$131
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.98	%(j)	0.99	%(k)	1.00	%(k)	0.99	%(k)	0.99	%(k)	1.03%
Before waivers and reimbursements (a)(f)	1.41%		1.42%		1.58%		1.66%		1.80%		3.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.50%		0.79	%(bb)	0.64	%(g)	0.64%		0.50%		0.89	%(aa)
Before waivers and reimbursements (a)(f)	2.08%		0.37	%(bb)	0.06	%(g)	(0.02)%		(0.31)%		(1.10	)%(aa)
Portfolio turnover rate^	8	%(z)	35%		19%		37%		49%		88%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
#	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.06, $0.01 and $0.06 for Class A, Class I, Class R and Class T, respectively.
##	Per share amount is less than $0.005.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.04, $(0.01) and $0.07 for Class A, Class I, Class R and Class T, respectively.
####	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05, $(0.02) and $0.06 for Class A, Class I, Class R and Class T, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class A, 0.99% for Class I, 1.49% for Class R and 0.99% for Class T.
(g)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I, 1.50% for Class R and 1.00% for Class T.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

Sector Weightings as of April 30, 2022	% of Net Assets
Consumer Discretionary	16.2%
Industrials	14.4
Information Technology	13.4
Communication Services	11.6
Materials	9.6
Energy	8.6
Health Care	7.0
Financials	5.9
Consumer Staples	5.7
Real Estate	3.0
Repurchase Agreement	1.2
Investment Company	1.1
Utilities	0.6
Cash and Other	1.7

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class A
Actual	$1,000.00	$942.00	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class I
Actual	1,000.00	943.30	3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class R
Actual	1,000.00	941.90	6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class T
Actual	1,000.00	944.30	3.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.00%, 0.75%, 1.25% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.0%)
Communication Services (11.6%)
Diversified Telecommunication Services (4.6%)
CCO Holdings LLC 5.500%, 5/1/26 (x)§	$132,000	$132,330
4.750%, 3/1/30§	135,000	119,950
4.750%, 2/1/32§	295,000	255,544
4.500%, 5/1/32	159,000	134,355
4.500%, 6/1/33§	286,000	233,362
Level 3 Financing, Inc. 5.250%, 3/15/26	492,000	477,240
Lumen Technologies, Inc. 5.125%, 12/15/26 (x)§	230,000	208,725
5.375%, 6/15/29§	540,000	442,800
Series G 6.875%, 1/15/28	128,000	121,600
Series W 6.750%, 12/1/23	170,000	173,230
Sprint Capital Corp. 8.750%, 3/15/32	156,000	197,730
Windstream Escrow LLC 7.750%, 8/15/28§	149,000	143,412
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	325,000	282,344
6.125%, 3/1/28§	359,000	298,867

		3,221,489

Entertainment (1.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	454,000	401,540
Live Nation Entertainment, Inc. 4.875%, 11/81/24§	164,000	161,950
6.500%, 5/15/27§	186,000	191,580

		755,070

Interactive Media & Services (0.3%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	207,000	169,999

Media (5.0%)
DISH DBS Corp. 5.875%, 7/15/22	112,000	111,860
Gray Escrow II, Inc. 5.375%, 11/15/31§	163,000	140,107
Gray Television, Inc. 5.875%, 7/15/26§	140,000	141,750
4.750%, 10/15/30§	282,000	245,340
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	319,000	285,505
Nexstar Media, Inc. 5.625%, 7/15/27§	446,000	432,740
Outfront Media Capital LLC 5.000%, 8/15/27§	351,000	333,889
Sinclair Television Group, Inc. 5.500%, 3/1/30§	166,000	136,950
Sirius XM Radio, Inc. 3.125%, 9/1/26§	231,000	212,809
3.875%, 9/1/31§	260,000	219,050
Stagwell Global LLC 5.625%, 8/15/29§	235,000	207,738

TEGNA, Inc. 4.750%, 3/15/26§	248,000	247,070
5.000%, 9/15/29	94,000	91,532
Videotron Ltd. 3.625%, 6/15/29§	118,000	102,643
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	234,676
Ziggo Bond Co. BV 6.000%, 1/15/27§	350,000	344,750

		3,488,409

Wireless Telecommunication Services (0.6%)
Sprint Corp. 7.875%, 9/15/23	128,000	133,984
7.625%, 3/1/26	114,000	123,483
Vmed O2 UK Financing I plc 4.750%, 7/15/31§	200,000	171,500

		428,967

Total Communication Services		8,063,934

Consumer Discretionary (16.2%)
Auto Components (0.2%)
Icahn Enterprises LP 6.375%, 12/15/25	120,000	119,334

Automobiles (0.4%)
Ford Motor Co. 6.625%, 10/1/28	266,000	275,975

Distributors (0.7%)
Ritchie Bros Holdings, Inc. 4.750%, 12/15/31§	264,000	264,000
Univar Solutions USA, Inc. 5.125%, 12/1/27§	229,000	218,924

		482,924

Diversified Consumer Services (0.3%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	199,460

Hotels, Restaurants & Leisure (7.0%)
1011778 BC ULC 5.750%, 4/15/25§	214,000	218,062
Caesars Entertainment, Inc. 6.250%, 7/1/25§	406,000	409,155
4.625%, 10/15/29§	87,000	74,759
Carnival Corp. 6.000%, 5/1/29§	246,000	220,785
CDI Escrow Issuer, Inc. (CRDI) 5.750%, 4/1/30§	291,000	280,498
CEC Entertainment LLC 6.750%, 5/1/26§	136,000	128,180
Churchill Downs, Inc. 5.500%, 4/1/27§	258,000	253,485
Dave & Buster’s, Inc. 7.625%, 11/1/25§	406,000	419,703
Golden Entertainment, Inc. 7.625%, 4/15/26§	304,000	311,600
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	326,000	329,667
IRB Holding Corp. 7.000%, 6/15/25§	180,000	184,286

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Life Time, Inc. 5.750%, 1/15/26§	$396,000	$387,090
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	304,000	237,120
Powdr Corp. 6.000%, 8/1/25§	41,000	41,615
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	291,000	266,992
Scientific Games Holdings LP 6.625%, 3/1/30§	219,000	208,050
Station Casinos LLC 4.500%, 2/15/28§	228,000	206,488
4.625%, 12/1/31§	214,000	178,712
Vail Resorts, Inc. 6.250%, 5/15/25§	58,000	59,522
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	155,000	144,150
Yum! Brands, Inc. 5.375%, 4/1/32	358,000	341,442

		4,901,361

Household Durables (0.9%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	602,000	614,040
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	34,000	34,595

		648,635

Internet & Direct Marketing Retail (1.7%)
Getty Images, Inc. 9.750%, 3/1/27§	698,000	724,175
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	512,000	478,720

		1,202,895

Leisure Products (0.8%)
Mattel, Inc. 3.750%, 4/1/29§	102,000	96,900
Vista Outdoor, Inc. 4.500%, 3/15/29§	525,000	469,875

		566,775

Specialty Retail (3.8%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	163,000	146,496
5.000%, 2/15/32§	204,000	181,968
eG Global Finance plc 8.500%, 10/30/25§	400,000	400,000
LBM Acquisition LLC 6.250%, 1/15/29§	251,000	204,178
LCM Investments Holdings II LLC 4.875%, 5/1/29§	247,000	216,125
Sonic Automotive, Inc. 4.875%, 11/15/31§	351,000	298,789
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	585,000	572,861
SRS Distribution, Inc. 4.625%, 7/1/28§	179,000	163,876
6.000%, 12/1/29§	247,000	214,890
White Cap Buyer LLC 6.875%, 10/15/28§	266,000	244,388

		2,643,571

Textiles, Apparel & Luxury Goods (0.4%)
G-III Apparel Group Ltd. 7.875%, 8/15/25§	242,000	251,378

Total Consumer Discretionary		11,292,308

Consumer Staples (5.7%)
Beverages (0.3%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	155,000	134,690
Triton Water Holdings, Inc. 6.250%, 4/1/29§	146,000	121,056

		255,746

Food & Staples Retailing (1.2%)
Performance Food Group, Inc. 6.875%, 5/1/25§	193,000	198,501
5.500%, 10/15/27§	80,000	77,400
United Natural Foods, Inc. 6.750%, 10/15/28§	87,000	87,000
US Foods, Inc. 6.250%, 4/15/25§	248,000	254,200
4.625%, 6/1/30§	246,000	220,096

		837,197

Food Products (2.4%)
B&G Foods, Inc. 5.250%, 4/1/25	101,000	96,173
Kraft Heinz Foods Co. 6.875%, 1/26/39	116,000	133,690
4.375%, 6/1/46	385,000	336,794
Post Holdings, Inc. 5.750%, 3/1/27§	118,000	116,525
4.625%, 4/15/30§	100,000	85,500
4.500%, 9/15/31§	379,000	315,517
Sigma Holdco BV 7.875%, 5/15/26§	400,000	298,000
Simmons Foods, Inc. 4.625%, 3/1/29§	299,000	270,969

		1,653,168

Household Products (1.1%)
Central Garden & Pet Co. 4.125%, 10/15/30	84,000	72,456
Energizer Holdings, Inc. 4.750%, 6/15/28§	267,000	233,625
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27§	16,000	12,720
Spectrum Brands, Inc. 5.750%, 7/15/25	220,000	221,925
5.500%, 7/15/30§	21,000	19,504
3.875%, 3/15/31§	220,000	184,250

		744,480

Personal Products (0.7%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	291,000	286,271
Prestige Brands, Inc. 3.750%, 4/1/31§	239,000	202,127

		488,398

Total Consumer Staples		3,978,989

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Energy (8.6%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp. 7.125%, 1/15/26§	$139,000	$138,305

Oil, Gas & Consumable Fuels (8.4%)
Aethon United BR LP 8.250%, 2/15/26§	202,000	207,555
Antero Resources Corp. 7.625%, 2/1/29§	42,000	44,415
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	320,000	321,600
Blue Racer Midstream LLC 7.625%, 12/15/25§	113,000	116,390
6.625%, 7/15/26§	250,000	250,313
Colgate Energy Partners III LLC 5.875%, 7/1/29§	77,000	76,615
Crescent Energy Finance LLC 7.250%, 5/1/26§	250,000	244,375
Crestwood Midstream Partners LP 5.625%, 5/1/27§	54,000	52,717
6.000%, 2/1/29§	485,000	471,100
CrownRock LP 5.625%, 10/15/25§	393,000	392,018
Delek Logistics Partners LP 6.750%, 5/15/25	395,000	390,062
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	164,000	163,590
Genesis Energy LP 8.000%, 1/15/27	95,000	92,953
7.750%, 2/1/28	508,000	488,950
Holly Energy Partners LP 6.375%, 4/15/27§	123,000	125,767
5.000%, 2/1/28§	221,000	210,262
NuStar Logistics LP 5.750%, 10/1/25	125,000	123,437
6.000%, 6/1/26	175,000	173,688
Occidental Petroleum Corp. 6.625%, 9/1/30	100,000	108,375
6.125%, 1/1/31	55,000	57,681
6.450%, 9/15/36	446,000	483,910
PBF Logistics LP 6.875%, 5/15/23	290,000	287,100
Rockcliff Energy II LLC 5.500%, 10/15/29§	97,000	94,696
Southwestern Energy Co. 7.750%, 10/1/27	97,000	101,122
4.750%, 2/1/32	142,000	134,368
Summit Midstream Holdings LLC 8.500%, 10/15/26§	274,000	255,505
Sunoco LP 4.500%, 4/30/30§	428,000	383,060

		5,851,624

Total Energy		5,989,929

Financials (5.9%)
Consumer Finance (1.3%)
Curo Group Holdings Corp. 7.500%, 8/1/28§	347,000	286,629
Enova International, Inc. 8.500%, 9/1/24§	252,000	250,740

Ford Motor Credit Co. LLC 4.000%, 11/13/30	322,000	279,335
OneMain Finance Corp. 8.875%, 6/1/25	77,000	80,450

		897,154

Diversified Financial Services (1.7%)
Armor Holdco, Inc. 8.500%, 11/15/29§	155,000	149,575
Shift4 Payments LLC 4.625%, 11/1/26§	455,000	435,662
Verscend Escrow Corp. 9.750%, 8/15/26§	580,000	597,400

		1,182,637

Insurance (1.9%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	468,000	442,845
AmWINS Group, Inc. 4.875%, 6/30/29§	170,000	154,840
HUB International Ltd. 7.000%, 5/1/26§	706,000	701,913

		1,299,598

Thrifts & Mortgage Finance (1.0%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	310,000	299,925
6.625%, 1/15/27§	237,000	204,116
PHH Mortgage Corp. 7.875%, 3/15/26§	104,000	93,860
Rocket Mortgage LLC 2.875%, 10/15/26§	154,000	137,445

		735,346

Total Financials		4,114,735

Health Care (7.0%)
Biotechnology (0.2%)
Grifols Escrow Issuer SA 4.750%, 10/15/28§	200,000	182,500

Health Care Equipment & Supplies (1.1%)
Mozart Debt Merger Sub, Inc. 3.875%, 4/1/29§	214,000	186,715
5.250%, 10/1/29 (x)§	282,000	245,340
Varex Imaging Corp. 7.875%, 10/15/27§	303,000	312,090

		744,145

Health Care Providers & Services (2.5%)
AdaptHealth LLC 6.125%, 8/1/28§	178,000	167,320
5.125%, 3/1/30§	328,000	282,080
HCA, Inc. 7.690%, 6/15/25	91,000	98,280
HealthEquity, Inc. 4.500%, 10/1/29§	463,000	423,066
Tenet Healthcare Corp. 4.875%, 1/1/26§	454,000	440,675
US Acute Care Solutions LLC 6.375%, 3/1/26§	233,000	226,010

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Vizient, Inc. 6.250%, 5/15/27§	$91,000	$93,530

		1,730,961

Health Care Technology (0.4%)
IQVIA, Inc. 5.000%, 5/15/27§	260,000	256,919

Pharmaceuticals (2.8%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	317,000	313,830
Bausch Health Cos., Inc. 5.500%, 11/1/25§	310,000	299,925
4.875%, 6/1/28§	111,000	98,485
6.250%, 2/15/29§	144,000	104,400
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	457,000	446,718
3.500%, 4/1/30§	149,000	129,257
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	191,500
Organon & Co. 5.125%, 4/30/31§	200,000	180,750
P&L Development LLC 7.750%, 11/15/25§	196,000	173,950

		1,938,815

Total Health Care		4,853,340

Industrials (14.4%)
Aerospace & Defense (0.3%)
Rolls-Royce plc 5.750%, 10/15/27§	200,000	192,500

Building Products (1.6%)
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	196,000	163,660
JELD-WEN, Inc. 6.250%, 5/15/25§	111,000	113,914
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	343,000	315,560
Standard Industries, Inc. 4.375%, 7/15/30§	234,000	196,560
Summit Materials LLC 5.250%, 1/15/29§	222,000	207,570
Victors Merger Corp. 6.375%, 5/15/29§	178,000	108,135

		1,105,399

Commercial Services & Supplies (6.8%)
ACCO Brands Corp. 4.250%, 3/15/29§	54,000	46,710
ADT Security Corp. (The) 4.125%, 6/15/23	110,000	108,845
4.875%, 7/15/32§	306,000	257,805
Allied Universal Holdco LLC 6.625%, 7/15/26§	470,000	464,125
9.750%, 7/15/27§	374,000	362,331
6.000%, 6/1/29§	48,000	39,360
Aramark Services, Inc. 5.000%, 4/1/25§	116,000	115,420
6.375%, 5/1/25§	224,000	227,573
Cimpress plc 7.000%, 6/15/26§	150,000	140,970

Covanta Holding Corp. 5.000%, 9/1/30	55,000	50,050
Garda World Security Corp. 9.500%, 11/1/27§	578,000	569,995
6.000%, 6/1/29§	249,000	207,292
GFL Environmental, Inc. 5.125%, 12/15/26§	220,000	215,684
4.750%, 6/15/29§	160,000	144,800
KAR Auction Services, Inc. 5.125%, 6/1/25§	819,000	816,952
Madison IAQ LLC 5.875%, 6/30/29§	94,000	76,375
Matthews International Corp. 5.250%, 12/1/25§	471,000	468,056
Nielsen Finance LLC 5.875%, 10/1/30§	246,000	236,775
4.750%, 7/15/31§	202,000	191,395

		4,740,513

Construction & Engineering (1.5%)
Artera Services LLC 9.033%, 12/4/25§	343,333	329,600
Dycom Industries, Inc. 4.500%, 4/15/29§	298,000	271,925
Pike Corp. 5.500%, 9/1/28§	345,000	317,400
Weekley Homes LLC 4.875%, 9/15/28§	111,000	97,125

		1,016,050

Machinery (1.4%)
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28§	300,000	270,480
Clark Equipment Co. 5.875%, 6/1/25§	285,000	287,583
Welbilt, Inc. 9.500%, 2/15/24	447,000	448,788

		1,006,851

Professional Services (0.4%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	239,000	223,465
Science Applications International Corp. 4.875%, 4/1/28§	40,000	38,300

		261,765

Road & Rail (1.7%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	352,000	331,760
Watco Cos. LLC 6.500%, 6/15/27§	796,000	762,170
XPO Logistics, Inc. 6.250%, 5/1/25§	63,000	64,260

		1,158,190

Trading Companies & Distributors (0.7%)
WESCO Distribution, Inc. 7.250%, 6/15/28§	499,000	518,960

Total Industrials		10,000,228

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Information Technology (13.4%)
Communications Equipment (1.6%)
CommScope Technologies LLC 6.000%, 6/15/25§	$196,000	$172,480
CommScope, Inc. 6.000%, 3/1/26§	394,000	372,330
8.250%, 3/1/27§	237,000	203,820
4.750%, 9/1/29§	412,000	343,773

		1,092,403

Electronic Equipment, Instruments & Components (0.7%)
II-VI, Inc. 5.000%, 12/15/29§	81,000	75,938
Likewize Corp. 9.750%, 10/15/25§	417,000	407,617

		483,555

IT Services (2.3%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	228,000	202,350
Black Knight InfoServ LLC 3.625%, 9/1/28§	70,000	64,750
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	489,000	475,553
7.000%, 1/15/26§	162,000	163,620
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	188,250
Northwest Fiber LLC 6.000%, 2/15/28§	179,000	149,465
Unisys Corp. 6.875%, 11/1/27§	343,000	347,287

		1,591,275

Software (8.7%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	417,000	423,776
Boxer Parent Co., Inc. 7.125%, 10/2/25§	284,000	288,615
Camelot Finance SA 4.500%, 11/1/26§	400,000	378,000
Change Healthcare Holdings LLC 5.750%, 3/1/25§	909,000	906,728
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	489,000	430,931
Condor Merger Sub, Inc. 7.375%, 2/15/30§	256,000	229,043
Helios Software Holdings, Inc. 4.625%, 5/1/28§	400,000	353,000
LogMeIn, Inc. 5.500%, 9/1/27§	246,000	217,021
Minerva Merger Sub, Inc. 6.500%, 2/15/30 (x)§	450,000	413,437
NCR Corp. 5.000%, 10/1/28§	315,000	289,416
5.125%, 4/15/29§	527,000	505,261
NortonLifeLock, Inc. 5.000%, 4/15/25§	112,000	111,580
Open Text Holdings, Inc. 4.125%, 12/1/31§	260,000	224,926
Rocket Software, Inc. 6.500%, 2/15/29§	453,000	390,713

SS&C Technologies, Inc. 5.500%, 9/30/27§	671,000	655,903
ZoomInfo Technologies LLC 3.875%, 2/1/29§	309,000	273,465

		6,091,815

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc. 9.375%, 7/15/25§	60,000	52,500

Total Information Technology		9,311,548

Materials (9.6%)
Chemicals (3.8%)
Avient Corp. 5.750%, 5/15/25§	280,000	281,576
Diamond BC BV 4.625%, 10/1/29§	67,000	57,635
Illuminate Buyer LLC 9.000%, 7/1/28§	491,000	466,450
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	180,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	216,000	192,240
Minerals Technologies, Inc. 5.000%, 7/1/28§	343,000	317,275
NOVA Chemicals Corp. 4.875%, 6/1/24§	104,000	102,570
Nufarm Australia Ltd. 5.000%, 1/27/30§	210,000	197,925
Olympus Water US Holding Corp. 4.250%, 10/1/28§	343,000	302,492
6.250%, 10/1/29§	200,000	166,500
WR Grace Holdings LLC 5.625%, 8/15/29§	431,000	371,199

		2,635,862

Containers & Packaging (5.6%)
ARD Finance SA 6.500%, 6/30/27 PIK§	400,000	339,000
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	200,000	170,892
Ardagh Packaging Finance plc 4.125%, 8/15/26§	200,000	185,560
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	264,000	241,890
Crown Americas LLC 5.250%, 4/1/30 (x)§	348,000	345,390
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	243,000	228,420
LABL, Inc. 6.750%, 7/15/26§	219,000	210,240
10.500%, 7/15/27§	390,000	378,300
5.875%, 11/1/28§	143,000	130,568
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	286,000	278,993
7.250%, 4/15/25§	758,000	718,205
Owens-Brockway Glass Container, Inc. 5.875%, 8/15/23§	130,000	131,526
6.625%, 5/13/27§	144,000	142,920

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	$400,000	$386,500

		3,888,404

Metals & Mining (0.2%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	204,000	176,256

Total Materials		6,700,522

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	420,000	395,850
Park Intermediate Holdings LLC (REIT) 7.500%, 6/1/25§	79,000	81,544
5.875%, 10/1/28§	303,000	293,025
4.875%, 5/15/29§	129,000	117,837
VICI Properties LP (REIT) 4.625%, 6/15/25§	153,000	152,235
XHR LP (REIT) 6.375%, 8/15/25§	166,000	167,859
4.875%, 6/1/29§	86,000	79,013

		1,287,363

Real Estate Management & Development (1.1%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	149,000	151,983
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	511,000	512,047
Howard Hughes Corp. (The) 4.375%, 2/1/31§	122,000	108,262

		772,292

Total Real Estate		2,059,655

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	421,000	429,420

Total Utilities		429,420

Total Corporate Bonds		66,794,608

Total Long-Term Debt Securities (96.0%) (Cost $71,482,892)		66,794,608

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	799,010	799,249

	Principal Amount	Value (Note 1)

Repurchase Agreement (1.2%)
Deutsche Bank Securities, Inc., 0.26%, dated 4/29/22, due 5/2/22, repurchase price $805,787, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $821,885. (xx)	$805,770	$805,770

Total Short-Term Investments (2.3%) (Cost $1,605,019)		1,605,019

Total Investments in Securities (98.3%) (Cost $73,087,911)		68,399,627
Other Assets Less Liabilities (1.7%)		1,168,413

Net Assets (100%)		$69,568,040

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2022, the market value of these securities amounted to $59,977,915 or 86.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2022. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $781,701. This was collateralized by cash of $805,770 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CRDI	— CREST Depository Interest
PIK	— Payment-in Kind Security

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,063,934	$—	$8,063,934
Consumer Discretionary	—	11,292,308	—	11,292,308
Consumer Staples	—	3,978,989	—	3,978,989
Energy	—	5,989,929	—	5,989,929
Financials	—	4,114,735	—	4,114,735
Health Care	—	4,853,340	—	4,853,340
Industrials	—	10,000,228	—	10,000,228
Information Technology	—	9,311,548	—	9,311,548
Materials	—	6,700,522	—	6,700,522
Real Estate	—	2,059,655	—	2,059,655
Utilities	—	429,420	—	429,420
Short-Term Investments
Investment Company	799,249	—	—	799,249
Repurchase Agreement	—	805,770	—	805,770

Total Assets	$799,249	$67,600,378	$—	$68,399,627

Total Liabilities	$—	$—	$—	$—

Total	$799,249	$67,600,378	$—	$68,399,627

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,319,319
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,444,334

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,149
Aggregate gross unrealized depreciation	(5,071,658)

Net unrealized depreciation	$(4,872,509)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$73,272,136

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $72,282,141)	$67,593,857
Repurchase Agreements (Cost $805,770)	805,770
Cash	895,383
Dividends, interest and other receivables	1,132,015
Receivable for Fund shares sold	372,925
Prepaid registration and filing fees	22,721
Securities lending income receivable	84

Total assets	70,822,755

LIABILITIES
Payable for return of collateral on securities loaned	805,770
Payable for Fund shares redeemed	283,755
Dividends and distributions payable	87,352
Investment advisory fees payable	12,656
Administrative fees payable	8,711
Transfer agent fees payable	6,889
Distribution fees payable – Class A	409
Distribution fees payable – Class R	231
Accrued expenses	48,942

Total liabilities	1,254,715

NET ASSETS	$69,568,040

Net assets were comprised of:
Paid in capital	$77,506,892
Total distributable earnings (loss)	(7,938,852)

Net assets	$69,568,040

Class A
Net asset value and redemption price per share, $1,954,697 / 229,552 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.52
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.92

Class I
Net asset value, offering and redemption price per share, $66,937,598 / 7,855,416 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.52

Class R
Net asset value, offering and redemption price per share, $554,833 / 65,194 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.51

Class T**
Net asset value and redemption price per share, $120,912 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.52
Maximum sales charge (2.50% of offering price)	0.22

Maximum offering price per share	$8.74

**	Class T shares currently are not offered for sale.
(x)	Includes value of securities on loan of $781,701.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$1,847,619
Dividends	1,161
Securities lending (net)	84

Total income	1,848,864

EXPENSES
Investment advisory fees	212,575
Administrative fees	53,144
Professional fees	40,267
Transfer agent fees	38,184
Registration and filing fees	18,968
Printing and mailing expenses	15,729
Custodian fees	5,951
Distribution fees – Class A	2,576
Distribution fees – Class R	1,691
Trustees’ fees	1,341
Distribution fees – Class T**	159
Miscellaneous	8,877

Gross expenses	399,462
Less: Waiver from investment adviser	(129,438)
Waiver from distributor	(159)

Net expenses	269,865

NET INVESTMENT INCOME (LOSS)	1,578,999

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	219,991
Net change in unrealized appreciation (depreciation) on investments in securities	(5,912,590)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,692,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,113,600)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,578,999	$2,553,737
Net realized gain (loss)	219,991	425,483
Net change in unrealized appreciation (depreciation)	(5,912,590)	719,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,113,600)	3,699,145

Distributions to shareholders:
Class A	(46,233)	(89,733)
Class I	(1,634,342)	(2,597,218)
Class R	(13,909)	(28,070)
Class T**	(3,023)	(6,224)

Total distributions to shareholders	(1,697,507)	(2,721,245)

Tax return of capital:
Class A	—	(665)
Class I	—	(19,245)
Class R	—	(208)
Class T	—	(46)

Total tax return of capital	—	(20,164)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 20,560 and 27,116 shares, respectively ]	185,091	252,459
Capital shares issued in reinvestment of dividends [ 4,664 and 8,735 shares, respectively ]	41,568	81,160
Capital shares repurchased [ (27,806) and (38,563) shares, respectively ]	(250,970)	(357,887)

Total Class A transactions	(24,311)	(24,268)

Class I
Capital shares sold [ 1,782,010 and 3,042,995 shares, respectively ]	16,026,713	28,373,193
Capital shares issued in reinvestment of dividends [ 116,925 and 139,589 shares, respectively ]	1,040,898	1,298,274
Capital shares repurchased [ (1,233,637) and (669,848) shares, respectively ]	(11,020,054)	(6,242,382)

Total Class I transactions	6,047,557	23,429,085

Class R
Capital shares sold [ 7,982 and 11,691 shares, respectively ]	72,133	108,891
Capital shares issued in reinvestment of dividends [ 1,097 and 2,126 shares, respectively ]	9,796	19,746
Capital shares repurchased [ (20,584) and (8,024) shares, respectively ]	(183,155)	(74,269)

Total Class R transactions	(101,226)	54,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,922,020	23,459,185

TOTAL INCREASE (DECREASE) IN NET ASSETS	110,913	24,416,921
NET ASSETS:
Beginning of period	69,457,127	45,040,206

End of period	$69,568,040	$69,457,127

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.24		$9.01	$9.06	$8.93	$9.33	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.39	0.44	0.47	0.48	0.49
Net realized and unrealized gain (loss)	(0.66)		0.26	(0.03)	0.14	(0.40)	0.32

Total from investment operations	(0.47)		0.65	0.41	0.61	0.08	0.81

Less distributions:
Dividends from net investment income	(0.25)		(0.42)	(0.46)	(0.47)	(0.48)	(0.48)
Return of capital	—		— #	—	(0.01)	—	(0.01)

Total dividends and distributions	(0.25)		(0.42)	(0.46)	(0.48)	(0.48)	(0.49)

Net asset value, end of period	$8.52		$9.24	$9.01	$9.06	$8.93	$9.33

Total return (b)	(5.80)%		7.27%	4.72%	6.97%	0.86%	9.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,955		$2,145	$2,115	$1,623	$2,500	$709
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.04%	1.06%
Before waivers and reimbursements (a)(f)	1.37%		1.44%	1.68%	1.79%	1.77%	1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.22%		4.24%	4.97%	5.27%	5.20%	5.26%
Before waivers and reimbursements (a)(f)	3.85%		3.80%	4.29%	4.48%	4.47%	4.48%
Portfolio turnover rate^	18	%(z)	39%	59%	54%	45%	54%

Class I	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.25		$9.01	$9.06	$8.94	$9.34	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.42	0.47	0.50	0.50	0.52
Net realized and unrealized gain (loss)	(0.67)		0.26	(0.04)	0.12	(0.40)	0.33

Total from investment operations	(0.47)		0.68	0.43	0.62	0.10	0.85

Less distributions:
Dividends from net investment income	(0.26)		(0.44)	(0.48)	(0.49)	(0.50)	(0.51)
Return of capital	—		— #	—	(0.01)	—	(0.01)

Total dividends and distributions	(0.26)		(0.44)	(0.48)	(0.50)	(0.50)	(0.52)

Net asset value, end of period	$8.52		$9.25	$9.01	$9.06	$8.94	$9.34

Total return (b)	(5.67)%		7.65%	4.98%	7.12%	1.09%	9.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,938		$66,473	$42,159	$35,453	$30,386	$30,185
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.80%	0.82%
Before waivers and reimbursements (a)(f)	1.12%		1.18%	1.43%	1.53%	1.52%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.47%		4.47%	5.22%	5.50%	5.47%	5.55%
Before waivers and reimbursements (a)(f)	4.11%		4.04%	4.54%	4.71%	4.74%	4.79%
Portfolio turnover rate^	18	%(z)	39%	59%	54%	45%	54%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.23		$9.00	$9.05	$8.93	$9.33	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.37	0.42	0.45	0.45	0.47
Net realized and unrealized gain (loss)	(0.66)		0.25	(0.03)	0.13	(0.39)	0.32

Total from investment operations	(0.48)		0.62	0.39	0.58	0.06	0.79

Less distributions:
Dividends from net investment income	(0.24)		(0.39)	(0.44)	(0.45)	(0.46)	(0.46)
Return of capital	—		— #	—	(0.01)	—	(0.01)

Total dividends and distributions	(0.24)		(0.39)	(0.44)	(0.46)	(0.46)	(0.47)

Net asset value, end of period	$8.51		$9.23	$9.00	$9.05	$8.93	$9.33

Total return (b)	(5.81)%		7.01%	4.46%	6.59%	0.63%	8.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$555		$708	$638	$307	$287	$218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.25%	1.30%	1.32%
Before waivers and reimbursements (a)(f)	1.62%		1.69%	1.92%	2.03%	2.02%	2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.96%		3.98%	4.69%	5.00%	4.96%	5.05%
Before waivers and reimbursements (a)(f)	3.59%		3.54%	4.01%	4.22%	4.23%	4.28%
Portfolio turnover rate^	18	%(z)	39%	59%	54%	45%	54%

Class T**	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.24		$9.01	$9.06	$8.93	$9.33	$9.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.42	0.47	0.50	0.50	0.52
Net realized and unrealized gain (loss)	(0.66)		0.25	(0.04)	0.13	(0.40)	0.32

Total from investment operations	(0.46)		0.67	0.43	0.63	0.10	0.84

Less distributions:
Dividends from net investment income	(0.26)		(0.44)	(0.48)	(0.49)	(0.50)	(0.51)
Return of capital	—		— #	—	(0.01)	—	(0.01)

Total dividends and distributions	(0.26)		(0.44)	(0.48)	(0.50)	(0.50)	(0.52)

Net asset value, end of period	$8.52		$9.24	$9.01	$9.06	$8.93	$9.33

Total return (b)	(5.57)%		7.53%	4.98%	7.24%	1.09%	9.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121		$131	$128	$129	$127	$132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.80%	0.82%
Before waivers and reimbursements (a)(f)	1.37%		1.44%	1.68%	1.78%	1.77%	2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.46%		4.49%	5.23%	5.50%	5.46%	5.56%
Before waivers and reimbursements (a)(f)	3.85%		3.80%	4.30%	4.47%	4.49%	4.30%
Portfolio turnover rate^	18	%(z)	39%	59%	54%	45%	54%
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Alternatives	32.9%
Fixed Income	23.1
Commodity	15.4
Repurchase Agreement	15.1
Equity	13.5

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
Deutsche Bank Securities, Inc.	15.1%
Vanguard Short-Term Inflation-Protected Securities ETF	13.2
WisdomTree Managed Futures Strategy Fund	12.7
IQ Merger Arbitrage ETF	11.6
iShares Convertible Bond ETF	10.0
iShares Core US REIT ETF	6.8
Vanguard Global ex-U.S. Real Estate ETF	6.7
ProShares Long Online/Short Stores ETF	5.9
Invesco DB Energy Fund	4.2
Invesco DB Agriculture Fund	3.8
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class A
Actual	$1,000.00	$935.70	$5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.36	5.49
Class I
Actual	1,000.00	937.10	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class R
Actual	1,000.00	934.80	6.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.12	6.73

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 1.09%, 0.85% and 1.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (38.5%)
IQ Merger Arbitrage ETF (x)*	63,620	$2,021,844
ProShares Long Online/Short Stores ETF (x)*	26,190	1,021,892
ProShares RAFI Long/Short‡	14,590	485,132
WisdomTree Managed Futures Strategy Fund (x)	62,190	2,210,854

Total Alternatives		5,739,722

Commodity (18.0%)
Invesco DB Agriculture Fund*	30,050	663,203
Invesco DB Energy Fund*	28,730	729,455
Invesco DB Gold Fund*	12,130	653,926
Invesco DB Precious Metals Fund*	12,570	627,746

Total Commodity		2,674,330

Equity (15.8%)
iShares Core US REIT ETF (x)	19,180	1,186,475
Vanguard Global ex-U.S. Real Estate ETF	23,810	1,158,594

Total Equity		2,345,069

Fixed Income (27.0%)
iShares Convertible Bond ETF	22,520	1,735,842
Vanguard Short-Term Inflation-Protected Securities ETF (x)	45,220	2,291,297

Total Fixed Income		4,027,139

Total Exchange Traded Funds (99.3%) (Cost $15,792,300)		14,786,260

SHORT-TERM INVESTMENT:
Repurchase Agreement (17.7%)
Deutsche Bank Securities, Inc., 0.26%, dated 4/29/22, due 5/2/22, repurchase price $2,634,938, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $2,687,579. (xx)	$2,634,881	2,634,881

Total Short-Term Investment (17.7%) (Cost $2,634,881)		2,634,881

Total Investments in Securities (117.0%) (Cost $18,427,181)		17,421,141
Other Assets Less Liabilities (-17.0%)		(2,525,132)

Net Assets (100%)		$14,896,009

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $2,579,586. This was collateralized by $19,654 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 4/30/22 - 11/15/51 and by cash of $2,634,881 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended April 30, 2022, were as follows:

Security Description	Shares at April 30, 2022	Market Value October 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	14,590	563,975	—	(119,489)	(28,891)	69,537	485,132	2,524	—

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,786,260	$—	$—	$14,786,260
Short-Term Investment
Repurchase Agreement	—	2,634,881	—	2,634,881

Total Assets	$14,786,260	$2,634,881	$—	$17,421,141

Total Liabilities	$—	$—	$—	$—

Total	$14,786,260	$2,634,881	$—	$17,421,141

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,666,670
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,405,559

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$660,791
Aggregate gross unrealized depreciation	(1,811,908)

Net unrealized depreciation	$(1,151,117)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,572,258

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $551,284)	$485,132
Unaffiliated Issuers (Cost $15,241,016)	14,301,128
Repurchase Agreements (Cost $2,634,881)	2,634,881
Cash	126,991
Prepaid registration and filing fees	13,891
Securities lending income receivable	325
Receivable for Fund shares sold	75
Other assets	877

Total assets	17,563,300

LIABILITIES
Payable for return of collateral on securities loaned	2,634,881
Transfer agent fees payable	2,759
Administrative fees payable	197
Distribution fees payable – Class A	105
Distribution fees payable – Class R	59
Accrued expenses	29,290

Total liabilities	2,667,291

NET ASSETS	$14,896,009

Net assets were comprised of:
Paid in capital	$15,810,559
Total distributable earnings (loss)	(914,550)

Net assets	$14,896,009

Class A
Net asset value and redemption price per share, $496,888 / 52,066 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price per share	$10.10

Class I
Net asset value, offering and redemption price per share, $14,257,694 / 1,492,668 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

Class R
Net asset value, offering and redemption price per share, $141,427 / 14,884 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.50

(x)	Includes value of securities on loan of $2,579,586.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($2,524 of dividend income received from affiliates)	$170,787
Interest	27
Securities lending (net)	325

Total income	171,139

EXPENSES
Investment advisory fees	38,780
Professional fees	20,508
Registration and filing fees	15,833
Transfer agent fees	13,821
Administrative fees	11,634
Printing and mailing expenses	9,348
Custodian fees	2,359
Distribution fees – Class A	695
Distribution fees – Class R	375
Trustees’ fees	293
Miscellaneous	2,447

Gross expenses	116,093
Less: Waiver from investment adviser	(49,160)

Net expenses	66,933

NET INVESTMENT INCOME (LOSS)	104,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(28,891) realized gain (loss) from affiliates)	65,780
Net distributions of realized gain received from underlying funds	141,771

Net realized gain (loss)	207,551

Net change in unrealized appreciation (depreciation) on investments in securities ($69,537 of change in unrealized appreciation (depreciation) from affiliates)	(1,360,042)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,152,491)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,048,285)

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$104,206	$380,439
Net realized gain (loss)	207,551	1,645,658
Net change in unrealized appreciation (depreciation)	(1,360,042)	24,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,048,285)	2,050,172

Distributions to shareholders:
Class A	(61,473)	(3,248)
Class I	(1,528,806)	(113,005)
Class R	(14,471)	(470)

Total distributions to shareholders	(1,604,750)	(116,723)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 48 and 8,051 shares, respectively ]	474	89,504
Capital shares issued in reinvestment of dividends [ 5,213 and 254 shares, respectively ]	51,140	2,663
Capital shares repurchased [ (12,683) and (4,808) shares, respectively ]	(124,204)	(52,952)

Total Class A transactions	(72,590)	39,215

Class I
Capital shares sold [ 66,798 and 134,572 shares, respectively ]	699,953	1,506,301
Capital shares issued in reinvestment of dividends [ 50,070 and 3,009 shares, respectively ]	491,182	31,502
Capital shares repurchased [ (45,891) and (101,764) shares, respectively ]	(459,986)	(1,098,711)

Total Class I transactions	731,149	439,092

Class R
Capital shares sold [ 304 and 2,848 shares, respectively ]	3,029	31,638
Capital shares issued in reinvestment of dividends [ 449 and 13 shares, respectively ]	4,393	131
Capital shares repurchased [ (2,512) and (40) shares, respectively ]	(28,053)	(442)

Total Class R transactions	(20,631)	31,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	637,928	509,634

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,015,107)	2,443,083
NET ASSETS:
Beginning of period	16,911,116	14,468,033

End of period	$14,896,009	$16,911,116

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.27		$9.92		$10.32		$10.02		$10.21		$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.26		0.10		0.11		0.04		0.02
Net realized and unrealized gain (loss)	(0.76)		1.15		(0.30)		0.28		(0.19)		0.26

Total from investment operations	(0.70)		1.41		(0.20)		0.39		(0.15)		0.28

Less distributions:
Dividends from net investment income	(0.16)		(0.06)		(0.20)		(0.04)		—		(0.01)
Distributions from net realized gains	(0.87)		—		—		(0.05)		(0.04)		(0.03)

Total dividends and distributions	(1.03)		(0.06)		(0.20)		(0.09)		(0.04)		(0.04)

Net asset value, end of period	$9.54		$11.27		$9.92		$10.32		$10.02		$10.21

Total return (b)	(6.43)%		14.24%		(2.01)%		3.98%		(1.49)%		2.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$497		$670		$556		$627		$827		$659
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10	%(j)	1.13	%(k)	1.06	%***(m)	1.07	%**(n)	1.03	%(o)	1.00	%(o)
Before waivers and reimbursements (a)(f)	1.73%		1.78%		1.97%		1.89%		1.79%		2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.21%		2.34%		1.03%		1.12%		0.39%		0.20%
Before waivers and reimbursements (a)(f)(x)	0.58%		1.69%		0.12%		0.30%		(0.37)%		(0.88)%
Portfolio turnover rate^	11	%(z)	66%		15%		8%		5%		13%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class I			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.29		$9.94		$10.34		$10.04		$10.23		$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.27		0.13		0.13		0.07		0.05
Net realized and unrealized gain (loss)	(0.75)		1.16		(0.31)		0.29		(0.20)		0.25

Total from investment operations	(0.68)		1.43		(0.18)		0.42		(0.13)		0.30

Less distributions:
Dividends from net investment income	(0.19)		(0.08)		(0.22)		(0.07)		(0.02)		(0.03)
Distributions from net realized gains	(0.87)		—		—		(0.05)		(0.04)		(0.03)

Total dividends and distributions	(1.06)		(0.08)		(0.22)		(0.12)		(0.06)		(0.06)

Net asset value, end of period	$9.55		$11.29		$9.94		$10.34		$10.04		$10.23

Total return (b)	(6.29)%		14.48%		(1.76)%		4.25%		(1.25)%		3.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,258		$16,054		$13,776		$17,783		$18,151		$16,358
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%(j)	0.88	%(k)	0.81	%***(m)	0.82	%**(n)	0.78	%(o)	0.75	%(o)
Before waivers and reimbursements (a)(f)	1.48%		1.53%		1.71%		1.63%		1.54%		1.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.35%		2.45%		1.36%		1.32%		0.66%		0.45%
Before waivers and reimbursements (a)(f)(x)	0.72%		1.80%		0.46%		0.50%		(0.11)%		(0.62)%
Portfolio turnover rate^	11	%(z)	66%		15%		8%		5%		13%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class R			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.21		$9.87		$10.27		$9.97		$10.19		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.21		0.06		0.08		0.03		—	#
Net realized and unrealized gain (loss)	(0.74)		1.16		(0.29)		0.29		(0.21)		0.27

Total from investment operations	(0.70)		1.37		(0.23)		0.37		(0.18)		0.27

Less distributions:
Dividends from net investment income	(0.14)		(0.03)		(0.17)		(0.02)		—		—
Distributions from net realized gains	(0.87)		—		—		(0.05)		(0.04)		(0.03)

Total dividends and distributions	(1.01)		(0.03)		(0.17)		(0.07)		(0.04)		(0.03)

Net asset value, end of period	$9.50		$11.21		$9.87		$10.27		$9.97		$10.19

Total return (b)	(6.52)%		13.95%		(2.27)%		3.74%		(1.79)%		2.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141		$187		$136		$116		$105		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35	%(j)	1.38	%(k)	1.31	%***(m)	1.32	%**(n)	1.26	%(o)	1.25	%(o)
Before waivers and reimbursements (a)(f)	1.98%		2.03%		2.23%		2.13%		2.02%		2.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.82%		1.96%		0.65%		0.78%		0.27%		(0.02)%
Before waivers and reimbursements (a)(f)(x)	0.19%		1.31%		(0.26)%		(0.04)%		(0.49)%		(1.08)%
Portfolio turnover rate^	11	%(z)	66%		15%		8%		5%		13%
**	Includes Tax expense of 0.04%.
***	Includes Tax expense of 0.01%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class A, 0.85% for Class I and 1.35% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class A, 1.35% for Class I and 1.85% for Class R.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.66% for Class A, 1.41% for Class I and 1.91% for Class R.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.69% for Class A, 1.44% for Class I and 1.94% for Class R.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Fixed Income	42.4%
Equity	39.0
Repurchase Agreement	18.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core U.S. Aggregate Bond ETF	24.6%
Natwest Markets Securities, Inc.	18.6
iShares Core S&P Total US Stock Market ETF	13.6
iShares TIPS Bond ETF	6.4
iShares Core MSCI EAFE ETF	4.8
Vanguard Short-Term Bond ETF	4.8
iShares MSCI USA Min Vol Factor ETF	4.5
Invesco S&P 500 Low Volatility ETF	4.5
Vanguard Total International Bond ETF	3.5
iShares Broad USD High Yield Corporate Bond ETF	3.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$920.80	$2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.06	2.76

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (47.8%)
Invesco S&P 500 Low Volatility ETF	7,240	$473,134
Invesco S&P Emerging Markets Low Volatility ETF	2,350	59,361
Invesco S&P International Developed Low Volatility ETF	8,490	254,708
Invesco S&P MidCap Low Volatility ETF	4,810	259,018
Invesco S&P SmallCap Low Volatility ETF	2,630	120,007
iShares Core MSCI EAFE ETF	7,930	513,943
iShares Core MSCI Emerging Markets ETF	2,080	108,680
iShares Core S&P Total US Stock Market ETF (x)	15,740	1,445,404
iShares MSCI EAFE Min Vol Factor ETF	3,740	255,891
iShares MSCI Emerging Markets Min Vol Factor ETF	870	51,156
iShares MSCI USA Min Vol Factor ETF	6,470	475,092
SPDR SSGA US Small Cap Low Volatility Index ETF	1,120	120,230

Total Equity		4,136,624

Fixed Income (52.1%)
iShares Broad USD High Yield Corporate Bond ETF (x)	9,310	344,843
iShares Core U.S. Aggregate Bond ETF	25,330	2,605,698
iShares TIPS Bond ETF	5,590	676,781
Vanguard Short-Term Bond ETF (x)	6,570	506,087
Vanguard Total International Bond ETF	7,240	368,009

Total Fixed Income		4,501,418

Total Exchange Traded Funds (99.9%) (Cost $8,517,267)		8,638,042

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (22.9%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $1,975,677, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $2,015,216. (xx)	$1,975,628	1,975,628

Total Short-Term Investment (22.9%) (Cost $1,975,628)		1,975,628

Total Investments in Securities (122.8%) (Cost $10,492,895)		10,613,670
Other Assets Less Liabilities (-22.8%)		(1,968,154)

Net Assets (100%)		$8,645,516

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $1,888,308. This was collateralized by cash of $1,975,628 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,638,042	$—	$—	$8,638,042
Short-Term Investment
Repurchase Agreement	—	1,975,628	—	1,975,628

Total Assets	$8,638,042	$1,975,628	$—	$10,613,670

Total Liabilities	$—	$—	$—	$—

Total	$8,638,042	$1,975,628	$—	$10,613,670

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$993,021
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,130,276

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517,182
Aggregate gross unrealized depreciation	(448,828)

Net unrealized appreciation	$68,354

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,545,316

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $8,517,267)	$8,638,042
Repurchase Agreements (Cost $1,975,628)	1,975,628
Receivable for securities sold	321,530
Prepaid registration and filing fees	14,134
Receivable from investment adviser	3,530
Securities lending income receivable	349
Dividends, interest and other receivables	2
Other assets	13

Total assets	10,953,228

LIABILITIES
Payable for return of collateral on securities loaned	1,975,628
Overdraft payable	299,965
Transfer agent fees payable	1,108
Accrued expenses	31,011

Total liabilities	2,307,712

NET ASSETS	$8,645,516

Net assets were comprised of:
Paid in capital	$7,996,829
Total distributable earnings (loss)	648,687

Net assets	$8,645,516

Class I
Net asset value, offering and redemption price per share, $8,645,516 / 782,983 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

(x)	Includes value of securities on loan of $1,888,308.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$133,096
Interest	17
Securities lending (net)	349

Total income	133,462

EXPENSES
Investment advisory fees	27,790
Professional fees	20,099
Registration and filing fees	10,252
Printing and mailing expenses	8,850
Administrative fees	8,337
Transfer agent fees	5,801
Custodian fees	2,429
Trustees’ fees	217
Miscellaneous	2,190

Gross expenses	85,965
Less: Waiver from investment adviser	(36,127)
Reimbursement from investment adviser	(19,211)

Net expenses	30,627

NET INVESTMENT INCOME (LOSS)	102,835

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	530,422
Net distributions of realized gain received from underlying funds	5,447

Net realized gain (loss)	535,869

Net change in unrealized appreciation (depreciation) on investments in securities	(1,480,948)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(945,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(842,244)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$102,835	$177,051
Net realized gain (loss)	535,869	481,981
Net change in unrealized appreciation (depreciation)	(1,480,948)	1,250,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(842,244)	1,909,141

Distributions to shareholders:
Class I	(629,769)	(499,146)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 97,759 and 174,043 shares, respectively ]	1,175,244	2,115,871
Capital shares issued in reinvestment of dividends [ 39,293 and 33,214 shares, respectively ]	473,869	384,946
Capital shares repurchased [ (369,823) and (267,829) shares, respectively ]	(4,341,305)	(3,268,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,692,192)	(767,909)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,164,205)	642,086
NET ASSETS:
Beginning of period	12,809,721	12,167,635

End of period	$8,645,516	$12,809,721

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
			2021		2020		2019		2018
Net asset value, beginning of period	$12.61		$11.30		$11.57		$10.49		$10.66		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.17		0.22		0.23		0.20		0.12
Net realized and unrealized gain (loss)	(1.06)		1.60		(0.10)		1.05		(0.17)		0.54

Total from investment operations	(0.95)		1.77		0.12		1.28		0.03		0.66

Less distributions:
Dividends from net investment income	(0.15)		(0.20)		(0.24)		(0.15)		(0.18)		—
Distributions from net realized gains	(0.47)		(0.26)		(0.15)		(0.05)		(0.02)		—

Total dividends and distributions	(0.62)		(0.46)		(0.39)		(0.20)		(0.20)		—

Net asset value, end of period	$11.04		$12.61		$11.30		$11.57		$10.49		$10.66

Total return (b)	(7.92)%		15.99%		1.03%		12.37%		0.24%		6.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,646		$12,810		$12,168		$10,791		$7,659		$2,665
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.54	%(j)	0.53	%**(j)	0.54	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.55%		1.60%		1.93%		2.09%		3.93%		5.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.85%		1.38%		1.95%		2.10%		1.88%		1.66	%(l)
Before waivers and reimbursements (a)(f)(x)	0.86%		0.31%		0.56%		0.55%		(1.52)%		(3.13	)%(l)
Portfolio turnover rate^	9	%(z)	17%		32%		18%		8%		2	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2022
Equity	50.1%
Fixed Income	36.8
Repurchase Agreement	12.6
Investment Company	0.5

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2022
iShares Core U.S. Aggregate Bond ETF	24.4%
iShares Core S&P Total US Stock Market ETF	16.7
Natwest Markets Securities, Inc.	12.6
iShares Core MSCI EAFE ETF	6.2
iShares MSCI USA Min Vol Factor ETF	5.9
Invesco S&P 500 Low Volatility ETF	5.8
iShares TIPS Bond ETF	5.5
Invesco S&P MidCap Low Volatility ETF	3.3
Invesco S&P International Developed Low Volatility ETF	3.2
iShares MSCI EAFE Min Vol Factor ETF	3.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$919.10	$2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.74

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (57.1%)
Invesco S&P 500 Low Volatility ETF	18,740	$1,224,659
Invesco S&P Emerging Markets Low Volatility ETF	6,180	156,107
Invesco S&P International Developed Low Volatility ETF	22,920	687,621
Invesco S&P MidCap Low Volatility ETF	12,950	697,357
Invesco S&P SmallCap Low Volatility ETF	6,550	298,877
iShares Core MSCI EAFE ETF	20,130	1,304,625
iShares Core MSCI Emerging Markets ETF	5,810	303,573
iShares Core S&P Total US Stock Market ETF (x)	38,620	3,546,475
iShares MSCI EAFE Min Vol Factor ETF	9,710	664,358
iShares MSCI Emerging Markets Min Vol Factor ETF	2,790	164,052
iShares MSCI USA Min Vol Factor ETF	17,050	1,251,981
SPDR SSGA US Small Cap Low Volatility Index ETF	2,990	320,971

Total Equity		10,620,656

Fixed Income (42.0%)
iShares Broad USD High Yield Corporate Bond ETF (x)	11,900	440,776
iShares Core U.S. Aggregate Bond ETF	50,240	5,168,189
iShares TIPS Bond ETF	9,610	1,163,483
Vanguard Short-Term Bond ETF	7,420	571,562
Vanguard Total International Bond ETF	9,010	457,978

Total Fixed Income		7,801,988

Total Exchange Traded Funds (99.1%) (Cost $17,627,591)		18,422,644

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	103,301	103,332

	Principal Amount	Value (Note 1)
Repurchase Agreement (14.4%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $2,671,378, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $2,724,841. (xx)	$2,671,312	2,671,312

Total Short-Term Investments (14.9%) (Cost $2,774,644)		2,774,644

Total Investments in Securities (114.0%) (Cost $20,402,235)		21,197,288
Other Assets Less Liabilities (-14.0%)		(2,604,464)

Net Assets (100%)		$18,592,824

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $2,533,981. This was collateralized by cash of $2,671,312 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$18,422,644	$—	$—	$18,422,644
Short-Term Investments
Investment Company	103,332	—	—	103,332
Repurchase Agreement	—	2,671,312	—	2,671,312

Total Assets	$18,525,976	$2,671,312	$—	$21,197,288

Total Liabilities	$—	$—	$—	$—

Total	$18,525,976	$2,671,312	$—	$21,197,288

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$176,132
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,355,980

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,486,736
Aggregate gross unrealized depreciation	(814,609)

Net unrealized appreciation	$672,127

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,525,161

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $17,730,923)	$18,525,976
Repurchase Agreements (Cost $2,671,312)	2,671,312
Cash	75,000
Prepaid registration and filing fees	15,023
Receivable for Fund shares sold	9,571
Securities lending income receivable	474
Dividends, interest and other receivables	16
Other assets	66

Total assets	21,297,438

LIABILITIES
Payable for return of collateral on securities loaned	2,671,312
Transfer agent fees payable	989
Administrative fees payable	217
Accrued expenses	32,096

Total liabilities	2,704,614

NET ASSETS	$18,592,824

Net assets were comprised of:
Paid in capital	$17,240,016
Total distributable earnings (loss)	1,352,808

Net assets	$18,592,824

Class I
Net asset value, offering and redemption price per share, $18,592,824 / 1,625,400 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.44

(x)	Includes value of securities on loan of $2,533,981.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$231,656
Interest	12
Securities lending (net)	474

Total income	232,142

EXPENSES
Investment advisory fees	51,957
Professional fees	21,053
Administrative fees	15,587
Registration and filing fees	11,213
Printing and mailing expenses	9,975
Transfer agent fees	5,653
Custodian fees	2,579
Trustees’ fees	401
Miscellaneous	2,812

Gross expenses	121,230
Less: Waiver from investment adviser	(64,470)

Net expenses	56,760

NET INVESTMENT INCOME (LOSS)	175,382

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	604,777
Net distributions of realized gain received from underlying funds	5,245

Net realized gain (loss)	610,022

Net change in unrealized appreciation (depreciation) on investments in securities	(2,456,043)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,846,021)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,670,639)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$175,382	$308,805
Net realized gain (loss)	610,022	859,590
Net change in unrealized appreciation (depreciation)	(2,456,043)	2,740,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,670,639)	3,908,427

Distributions to shareholders:
Class I	(1,149,434)	(768,938)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 69,259 and 397,992 shares, respectively ]	848,302	4,950,241
Capital shares issued in reinvestment of dividends [ 91,808 and 64,780 shares, respectively ]	1,149,434	768,938
Capital shares repurchased [ (331,865) and (458,469) shares, respectively ]	(4,165,664)	(5,733,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,167,928)	(14,284)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,988,001)	3,125,205
NET ASSETS:
Beginning of period	23,580,825	20,455,620

End of period	$18,592,824	$23,580,825

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
			2021		2020		2019		2018
Net asset value, beginning of period	$13.13		$11.42		$11.81		$10.62		$10.75		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.17		0.21		0.22		0.21		0.11
Net realized and unrealized gain (loss)	(1.11)		1.96		(0.15)		1.14		(0.14)		0.64

Total from investment operations	(1.01)		2.13		0.06		1.36		0.07		0.75

Less distributions:
Dividends from net investment income	(0.17)		(0.20)		(0.23)		(0.14)		(0.18)		—
Distributions from net realized gains	(0.51)		(0.22)		(0.22)		(0.03)		(0.02)		—

Total dividends and distributions	(0.68)		(0.42)		(0.45)		(0.17)		(0.20)		—

Net asset value, end of period	$11.44		$13.13		$11.42		$11.81		$10.62		$10.75

Total return (b)	(8.09)%		19.05%		0.47%		12.99%		0.60%		7.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,593		$23,581		$20,456		$19,202		$10,286		$2,688
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.17%		1.18%		1.43%		1.58%		3.23%		5.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.69%		1.33%		1.88%		1.99%		1.91%		1.62	%(l)
Before waivers and reimbursements (a)(f)(x)	1.07%		0.68%		0.99%		0.95%		(0.79)%		(3.15	)%(l)
Portfolio turnover rate^	1	%(z)	17%		34%		23%		4%		2	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	66.4%
Fixed Income	33.2
Repurchase Agreement	0.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core U.S. Aggregate Bond ETF	26.9%
iShares Core S&P Total US Stock Market ETF	22.9
iShares Core MSCI EAFE ETF	8.3
Invesco S&P 500 Low Volatility ETF	7.1
iShares MSCI USA Min Vol Factor ETF	7.1
iShares TIPS Bond ETF	5.0
Invesco S&P International Developed Low Volatility ETF	4.5
iShares MSCI EAFE Min Vol Factor ETF	4.4
Invesco S&P MidCap Low Volatility ETF	4.2
iShares Core MSCI Emerging Markets ETF	2.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$917.70	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.72

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (66.7%)
Invesco S&P 500 Low Volatility ETF	9,540	$623,439
Invesco S&P Emerging Markets Low Volatility ETF	3,420	86,389
Invesco S&P International Developed Low Volatility ETF	13,040	391,212
Invesco S&P MidCap Low Volatility ETF	6,780	365,103
Invesco S&P SmallCap Low Volatility ETF	3,680	167,918
iShares Core MSCI EAFE ETF	11,110	720,039
iShares Core MSCI Emerging Markets ETF	3,600	188,100
iShares Core S&P Total US Stock Market ETF	21,740	1,996,384
iShares MSCI EAFE Min Vol Factor ETF	5,590	382,468
iShares MSCI Emerging Markets Min Vol Factor ETF	1,450	85,260
iShares MSCI USA Min Vol Factor ETF	8,430	619,015
SPDR SSGA US Small Cap Low Volatility Index ETF	1,630	174,978

Total Equity		5,800,305

Fixed Income (33.3%)
iShares Broad USD High Yield Corporate Bond ETF (x)	920	34,077
iShares Core U.S. Aggregate Bond ETF	22,850	2,350,579
iShares TIPS Bond ETF	3,580	433,431
Vanguard Short-Term Bond ETF	600	46,218
Vanguard Total International Bond ETF	620	31,515

Total Fixed Income		2,895,820

Total Exchange Traded Funds (100.0%) (Cost $8,849,362)		8,696,125

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (0.4%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $31,713, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $32,348. (xx)	$31,712	31,712

Total Short-Term Investment (0.4%) (Cost $31,712)		31,712

Total Investments in Securities (100.4%) (Cost $8,881,074)		8,727,837
Other Assets Less Liabilities (-0.4%)		(27,965)

Net Assets (100%)		$8,699,872

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $30,669. This was collateralized by cash of $31,712 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,696,125	$—	$—	$8,696,125
Short-Term Investment
Repurchase Agreement	—	31,712	—	31,712

Total Assets	$8,696,125	$31,712	$—	$8,727,837

Total Liabilities	$—	$—	$—	$—

Total	$8,696,125	$31,712	$—	$8,727,837

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,157,497
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,147,220

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,781
Aggregate gross unrealized depreciation	(410,759)

Net unrealized depreciation	$(179,978)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,907,815

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $8,849,362)	$8,696,125
Repurchase Agreements (Cost $31,712)	31,712
Cash	13,602
Prepaid registration and filing fees	14,067
Receivable for Fund shares sold	3,770
Receivable from investment adviser	3,698
Securities lending income receivable	329
Dividends, interest and other receivables	3

Total assets	8,763,306

LIABILITIES
Payable for return of collateral on securities loaned	31,712
Transfer agent fees payable	1,482
Trustees’ fees payable	6
Accrued expenses	30,234

Total liabilities	63,434

NET ASSETS	$8,699,872

Net assets were comprised of:
Paid in capital	$8,331,067
Total distributable earnings (loss)	368,805

Net assets	$8,699,872

Class I
Net asset value, offering and redemption price per share, $8,699,872 / 727,173 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96

(x)	Includes value of securities on loan of $30,669.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$115,135
Interest	16
Securities lending (net)	329

Total income	115,480

EXPENSES
Investment advisory fees	26,619
Professional fees	20,045
Registration and filing fees	10,088
Printing and mailing expenses	8,797
Administrative fees	7,986
Transfer agent fees	6,000
Custodian fees	2,281
Trustees’ fees	204
Miscellaneous	2,244

Gross expenses	84,264
Less: Waiver from investment adviser	(34,605)
Reimbursement from investment adviser	(20,784)

Net expenses	28,875

NET INVESTMENT INCOME (LOSS)	86,605

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	519,895
Net distributions of realized gain received from underlying funds	355

Net realized gain (loss)	520,250

Net change in unrealized appreciation (depreciation) on investments in securities	(1,468,178)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(947,928)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(861,323)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$86,605	$101,964
Net realized gain (loss)	520,250	128,738
Net change in unrealized appreciation (depreciation)	(1,468,178)	1,221,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(861,323)	1,452,105

Distributions to shareholders:
Class I	(251,073)	(404,614)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 172,252 and 380,305 shares, respectively ]	2,261,397	4,839,850
Capital shares issued in reinvestment of dividends [ 13,805 and 19,062 shares, respectively ]	181,124	225,890
Capital shares repurchased [ (262,709) and (86,543) shares, respectively ]	(3,327,833)	(1,097,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(885,312)	3,968,071

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,997,708)	5,015,562
NET ASSETS:
Beginning of period	10,697,580	5,682,018

End of period	$8,699,872	$10,697,580

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$13.31		$11.57		$11.89		$10.69		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.16		0.22		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.17)		2.30		(0.30)		1.20		(0.12)		0.69

Total from investment operations	(1.07)		2.46		(0.08)		1.42		0.08		0.80

Less distributions:
Dividends from net investment income	(0.14)		(0.20)		(0.21)		(0.18)		(0.18)		—
Distributions from net realized gains	(0.14)		(0.52)		(0.03)		(0.04)		(0.01)		—

Total dividends and distributions	(0.28)		(0.72)		(0.24)		(0.22)		(0.19)		—

Net asset value, end of period	$11.96		$13.31		$11.57		$11.89		$10.69		$10.80

Total return (b)	(8.23)%		21.98%		(0.68)%		13.56%		0.70%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,700		$10,698		$5,682		$6,724		$4,273		$2,701
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.58%		2.14%		2.88%		3.14%		4.74%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.63%		1.24%		1.95%		1.98%		1.78%		1.59	%(l)
Before waivers and reimbursements (a)(f)(x)	0.59%		(0.36)%		(0.40)%		(0.62)%		(2.41)%		(3.15	)%(l)
Portfolio turnover rate^	20	%(z)	8%		38%		5%		3%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	60.8%
Fixed Income	21.8
Repurchase Agreement	17.2
Investment Company	0.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core S&P Total US Stock Market ETF	20.1%
iShares Core U.S. Aggregate Bond ETF	18.6
Natwest Markets Securities, Inc.	17.2
iShares Core MSCI EAFE ETF	7.9
Invesco S&P 500 Low Volatility ETF	7.3
iShares MSCI USA Min Vol Factor ETF	7.0
Invesco S&P MidCap Low Volatility ETF	4.0
Invesco S&P International Developed Low Volatility ETF	3.9
iShares MSCI EAFE Min Vol Factor ETF	3.8
iShares TIPS Bond ETF	3.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$918.90	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.70

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (73.1%)
Invesco S&P 500 Low Volatility ETF	15,580	$1,018,153
Invesco S&P Emerging Markets Low Volatility ETF	4,800	121,248
Invesco S&P International Developed Low Volatility ETF	18,340	550,216
Invesco S&P MidCap Low Volatility ETF	10,380	558,963
Invesco S&P SmallCap Low Volatility ETF	5,190	236,820
iShares Core MSCI EAFE ETF	17,040	1,104,363
iShares Core MSCI Emerging Markets ETF	4,900	256,025
iShares Core S&P Total US Stock Market ETF (x)	30,740	2,822,854
iShares MSCI EAFE Min Vol Factor ETF	7,860	537,781
iShares MSCI Emerging Markets Min Vol Factor ETF	1,950	114,660
iShares MSCI USA Min Vol Factor ETF	13,310	977,353
SPDR SSGA US Small Cap Low Volatility Index ETF	2,240	240,460

Total Equity		8,538,896

Fixed Income (26.2%)
iShares Core U.S. Aggregate Bond ETF	25,380	2,610,841
iShares TIPS Bond ETF	3,650	441,905

Total Fixed Income		3,052,746

Total Exchange Traded Funds (99.3%) (Cost $10,727,693)		11,591,642

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	22,775	22,782

	Principal Amount	Value (Note 1)

Repurchase Agreement (20.7%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $2,418,998, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $2,467,410. (xx)	$2,418,938	2,418,938

Total Short-Term Investments (20.9%) (Cost $2,441,720)		2,441,720

Total Investments in Securities (120.2%) (Cost $13,169,413)		14,033,362
Other Assets Less Liabilities (-20.2%)		(2,356,514)

Net Assets (100%)		$11,676,848

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $2,286,475. This was collateralized by cash of $2,418,938 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,591,642	$—	$—	$11,591,642
Short-Term Investments
Investment Company	22,782	—	—	22,782
Repurchase Agreement	—	2,418,938	—	2,418,938

Total Assets	$11,614,424	$2,418,938	$—	$14,033,362

Total Liabilities	$—	$—	$—	$—

Total	$11,614,424	$2,418,938	$—	$14,033,362

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$805,884
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,662,718

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,133,975
Aggregate gross unrealized depreciation	(325,730)

Net unrealized appreciation	$808,245

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,225,117

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $10,750,475)	$11,614,424
Repurchase Agreements (Cost $2,418,938)	2,418,938
Cash	75,000
Prepaid registration and filing fees	14,158
Receivable from investment adviser	2,601
Receivable for Fund shares sold	1,755
Securities lending income receivable	680
Dividends, interest and other receivables	13

Total assets	14,127,569

LIABILITIES
Payable for return of collateral on securities loaned	2,418,938
Transfer agent fees payable	937
Trustees’ fees payable	26
Accrued expenses	30,820

Total liabilities	2,450,721

NET ASSETS	$11,676,848

Net assets were comprised of:
Paid in capital	$10,325,702
Total distributable earnings (loss)	1,351,146

Net assets	$11,676,848

Class I
Net asset value, offering and redemption price per share, $11,676,848 / 937,707 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.45

(x)	Includes value of securities on loan of $2,286,475.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$139,516
Interest	17
Securities lending (net)	680

Total income	140,213

EXPENSES
Investment advisory fees	33,342
Professional fees	20,327
Registration and filing fees	10,227
Administrative fees	10,002
Printing and mailing expenses	9,130
Transfer agent fees	6,000
Custodian fees	2,309
Trustees’ fees	257
Miscellaneous	2,398

Gross expenses	93,992
Less: Waiver from investment adviser	(43,344)
Reimbursement from investment adviser	(14,739)

Net expenses	35,909

NET INVESTMENT INCOME (LOSS)	104,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	516,677
Net change in unrealized appreciation (depreciation) on investments in securities	(1,721,867)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,205,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,100,886)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$104,304	$152,623
Net realized gain (loss)	516,677	(7,346)
Net change in unrealized appreciation (depreciation)	(1,721,867)	2,267,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,100,886)	2,412,300

Distributions to shareholders:
Class I	(166,168)	(490,540)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 86,635 and 259,452 shares, respectively ]	1,163,249	3,366,472
Capital shares issued in reinvestment of dividends [ 9,201 and 28,425 shares, respectively ]	125,693	343,940
Capital shares repurchased [ (193,337) and (72,337) shares, respectively ]	(2,539,877)	(958,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,250,935)	2,751,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,517,989)	4,673,500
NET ASSETS:
Beginning of period	14,194,837	9,521,337

End of period	$11,676,848	$14,194,837

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$13.71		$11.62		$12.03		$10.76		$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.16		0.22		0.22		0.19		0.11
Net realized and unrealized gain (loss)	(1.20)		2.52		(0.32)		1.23		(0.09)		0.74

Total from investment operations	(1.10)		2.68		(0.10)		1.45		0.10		0.85

Less distributions:
Dividends from net investment income	(0.16)		(0.21)		(0.22)		(0.16)		(0.18)		—
Distributions from net realized gains	—		(0.38)		(0.09)		(0.02)		(0.01)		—

Total dividends and distributions	(0.16)		(0.59)		(0.31)		(0.18)		(0.19)		—

Net asset value, end of period	$12.45		$13.71		$11.62		$12.03		$10.76		$10.85

Total return (b)	(8.11)%		23.70%		(0.87)%		13.61%		0.88%		8.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,677		$14,195		$9,521		$8,369		$6,692		$2,712
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.41%		1.63%		2.17%		2.50%		3.95%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.56%		1.23%		1.92%		1.98%		1.73%		1.58	%(l)
Before waivers and reimbursements (a)(f)(x)	0.69%		0.14%		0.28%		0.01%		(1.68)%		(3.17	)%(l)
Portfolio turnover rate^	6	%(z)	1%		40%		13%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	78.3%
Fixed Income	21.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core S&P Total US Stock Market ETF	26.4%
iShares Core U.S. Aggregate Bond ETF	18.6
iShares Core MSCI EAFE ETF	9.9
Invesco S&P 500 Low Volatility ETF	9.3
iShares MSCI USA Min Vol Factor ETF	9.2
Invesco S&P MidCap Low Volatility ETF	5.1
Invesco S&P International Developed Low Volatility ETF	4.9
iShares MSCI EAFE Min Vol Factor ETF	4.9
iShares TIPS Bond ETF	3.1
iShares Core MSCI Emerging Markets ETF	2.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$918.90	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	2.69

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (77.7%)
Invesco S&P 500 Low Volatility ETF	8,650	$565,278
Invesco S&P Emerging Markets Low Volatility ETF	2,680	67,697
Invesco S&P International Developed Low Volatility ETF	9,970	299,109
Invesco S&P MidCap Low Volatility ETF	5,730	308,560
Invesco S&P SmallCap Low Volatility ETF	2,840	129,589
iShares Core MSCI EAFE ETF	9,300	602,733
iShares Core MSCI Emerging Markets ETF	2,610	136,372
iShares Core S&P Total US Stock Market ETF	17,490	1,606,107
iShares MSCI EAFE Min Vol Factor ETF	4,360	298,311
iShares MSCI Emerging Markets Min Vol Factor ETF	1,060	62,328

iShares MSCI USA Min Vol Factor ETF	7,590	557,334

SPDR SSGA US Small Cap Low Volatility Index ETF	1,260	135,259

Total Equity		4,768,677

Fixed Income (21.6%)
iShares Core U.S. Aggregate Bond ETF	11,010	1,132,599
iShares TIPS Bond ETF	1,580	191,290

Total Fixed Income		1,323,889

Total Investments in Securities (99.3%) (Cost $5,489,094)		6,092,566
Other Assets Less Liabilities (0.7%)		43,224

Net Assets (100%)		$6,135,790

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,092,566	$—	$—	$6,092,566

Total Assets	$6,092,566	$—	$—	$6,092,566

Total Liabilities	$—	$—	$—	$—

Total	$6,092,566	$—	$—	$6,092,566

The Fund held no derivatives contracts during the six months ended April 30, 2022.

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,026,342
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,663

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$714,031
Aggregate gross unrealized depreciation	(120,651)

Net unrealized appreciation	$593,380

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,499,186

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $5,489,094)	$6,092,566
Cash	54,401
Prepaid registration and filing fees	13,902
Receivable from investment adviser	4,690
Receivable for Fund shares sold	1,250
Securities lending income receivable	187
Other assets	1

Total assets	6,166,997

LIABILITIES
Transfer agent fees payable	1,248
Trustees’ fees payable	32
Accrued expenses	29,927

Total liabilities	31,207

NET ASSETS	$6,135,790

Net assets were comprised of:
Paid in capital	$5,502,543
Total distributable earnings (loss)	633,247

Net assets	$6,135,790

Class I
Net asset value, offering and redemption price per share, $6,135,790 / 476,438 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.88

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$60,527
Interest	13
Securities lending (net)	187

Total income	60,727

EXPENSES
Professional fees	19,583
Investment advisory fees	15,085
Registration and filing fees	10,002
Printing and mailing expenses	8,284
Transfer agent fees	5,752
Administrative fees	4,526
Custodian fees	2,132
Trustees’ fees	113
Miscellaneous	1,790

Gross expenses	67,267
Less: Waiver from investment adviser	(19,611)
Reimbursement from investment adviser	(31,489)

Net expenses	16,167

NET INVESTMENT INCOME (LOSS)	44,560

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	25,081
Net change in unrealized appreciation (depreciation) on investments in securities	(602,049)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(576,968)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(532,408)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,560	$62,347
Net realized gain (loss)	25,081	57,650
Net change in unrealized appreciation (depreciation)	(602,049)	979,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(532,408)	1,099,178

Distributions to shareholders:
Class I	(123,256)	(166,556)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 76,929 and 56,933 shares, respectively ]	1,070,500	763,834
Capital shares issued in reinvestment of dividends [ 3,304 and 3,936 shares, respectively ]	46,681	49,156
Capital shares repurchased [ (2,975) and (16,517) shares, respectively ]	(41,197)	(215,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,075,984	597,501

TOTAL INCREASE (DECREASE) IN NET ASSETS	420,320	1,530,123
NET ASSETS:
Beginning of period	5,715,470	4,185,347

End of period	$6,135,790	$5,715,470

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$14.32		$11.80		$12.05		$10.84		$10.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.17		0.23		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.24)		2.82		(0.26)		1.24		(0.06)		0.78

Total from investment operations	(1.14)		2.99		(0.03)		1.46		0.14		0.89

Less distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.21)		(0.20)		(0.18)		—
Distributions from net realized gains	(0.14)		(0.25)		(0.01)		(0.05)		(0.01)		—

Total dividends and distributions	(0.30)		(0.47)		(0.22)		(0.25)		(0.19)		—

Net asset value, end of period	$12.88		$14.32		$11.80		$12.05		$10.84		$10.89

Total return (b)	(8.11)%		25.92%		(0.24)%		13.79%		1.26%		8.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,136		$5,715		$4,185		$4,005		$2,915		$2,722
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.23%		3.05%		3.86%		4.57%		5.31%		5.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.48%		1.22%		1.93%		1.96%		1.80%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.22)%		(1.29)%		(1.39)%		(2.08)%		(2.99)%		(3.18	)%(l)
Portfolio turnover rate^	1	%(z)	4%		20%		3%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	83.0%
Fixed Income	16.9
Investment Company	0.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core S&P Total US Stock Market ETF	28.6%
iShares Core U.S. Aggregate Bond ETF	14.4
iShares Core MSCI EAFE ETF	9.9
Invesco S&P 500 Low Volatility ETF	9.8
iShares MSCI USA Min Vol Factor ETF	9.5
iShares MSCI EAFE Min Vol Factor ETF	5.4
Invesco S&P International Developed Low Volatility ETF	5.2
Invesco S&P MidCap Low Volatility ETF	5.1
iShares TIPS Bond ETF	2.6
iShares Core MSCI Emerging Markets ETF	2.4
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$919.40	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	2.66

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (82.5%)
Invesco S&P 500 Low Volatility ETF	11,620	$759,367
Invesco S&P Emerging Markets Low Volatility ETF	4,020	101,545
Invesco S&P International Developed Low Volatility ETF	13,420	402,612
Invesco S&P MidCap Low Volatility ETF	7,310	393,644
Invesco S&P SmallCap Low Volatility ETF	3,840	175,219
iShares Core MSCI EAFE ETF	11,800	764,758
iShares Core MSCI Emerging Markets ETF	3,540	184,965
iShares Core S&P Total US Stock Market ETF	24,040	2,207,593
iShares MSCI EAFE Min Vol Factor ETF	6,120	418,731
iShares MSCI Emerging Markets Min Vol Factor ETF	1,580	92,904
iShares MSCI USA Min Vol Factor ETF	10,000	734,300
SPDR SSGA US Small Cap Low Volatility Index ETF	1,640	176,051

Total Equity		6,411,689

Fixed Income (16.8%)
iShares Core U.S. Aggregate Bond ETF	10,790	1,109,967
iShares TIPS Bond ETF	1,630	197,344

Total Fixed Income		1,307,311

Total Exchange Traded Funds (99.3%) (Cost $6,744,377)		7,719,000

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	8,722	8,725

Total Short-Term Investment (0.1%) (Cost $8,725)		8,725

Total Investments in Securities (99.4%) (Cost $6,753,102)		7,727,725
Other Assets Less Liabilities (0.6%)		48,542

Net Assets (100%)		$7,776,267

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,719,000	$—	$—	$7,719,000
Short-Term Investment
Investment Company	8,725	—	—	8,725

Total Assets	$7,727,725	$—	$—	$7,727,725

Total Liabilities	$—	$—	$—	$—

Total	$7,727,725	$—	$—	$7,727,725

The Fund held no derivatives contracts during the six months ended April 30, 2022.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$537,421
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$316,282

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,102,317
Aggregate gross unrealized depreciation	(127,694)

Net unrealized appreciation	$974,623

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,753,102

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $6,753,102)	$7,727,725
Cash	75,000
Prepaid registration and filing fees	13,996
Receivable for Fund shares sold	5,375
Receivable from investment adviser	4,206
Securities lending income receivable	324
Dividends, interest and other receivables	14

Total assets	7,826,640

LIABILITIES
Payable for securities purchased	18,683
Transfer agent fees payable	1,149
Trustees’ fees payable	38
Accrued expenses	30,503

Total liabilities	50,373

NET ASSETS	$7,776,267

Net assets were comprised of:
Paid in capital	$6,660,647
Total distributable earnings (loss)	1,115,620

Net assets	$7,776,267

Class I
Net asset value, offering and redemption price per share, $7,776,267 / 621,031 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.52

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$81,347
Interest	13
Securities lending (net)	324

Total income	81,684

EXPENSES
Professional fees	19,766
Investment advisory fees	19,709
Registration and filing fees	10,065
Printing and mailing expenses	8,486
Transfer agent fees	6,100
Administrative fees	5,913
Custodian fees	2,380
Trustees’ fees	149
Miscellaneous	1,920

Gross expenses	74,488
Less: Waiver from investment adviser	(25,622)
Reimbursement from investment adviser	(27,939)

Net expenses	20,927

NET INVESTMENT INCOME (LOSS)	60,757

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	122,825
Net change in unrealized appreciation (depreciation) on investments in securities	(845,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(722,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(661,790)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$60,757	$98,203
Net realized gain (loss)	122,825	377,152
Net change in unrealized appreciation (depreciation)	(845,372)	1,357,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(661,790)	1,832,906

Distributions to shareholders:
Class I	(477,748)	(300,773)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 46,815 and 137,150 shares, respectively ]	624,345	1,838,993
Capital shares issued in reinvestment of dividends [ 19,296 and 12,999 shares, respectively ]	265,123	162,623
Capital shares repurchased [ (7,965) and (147,416) shares, respectively ]	(111,536)	(2,021,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	777,932	(19,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(361,606)	1,512,574
NET ASSETS:
Beginning of period	8,137,873	6,625,299

End of period	$7,776,267	$8,137,873

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$14.46		$11.83		$12.18		$10.91		$10.93		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.16		0.23		0.23		0.20		0.11
Net realized and unrealized gain (loss)	(1.19)		3.03		(0.36)		1.25		(0.03)		0.82

Total from investment operations	(1.09)		3.19		(0.13)		1.48		0.17		0.93

Less distributions:
Dividends from net investment income	(0.18)		(0.23)		(0.22)		(0.18)		(0.18)		—
Distributions from net realized gains	(0.67)		(0.33)		—	#	(0.03)		(0.01)		—

Total dividends and distributions	(0.85)		(0.56)		(0.22)		(0.21)		(0.19)		—

Net asset value, end of period	$12.52		$14.46		$11.83		$12.18		$10.91		$10.93

Total return (b)	(8.06)%		27.63%		(1.08)%		13.85%		1.53%		9.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,776		$8,138		$6,625		$5,635		$3,834		$2,741
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)	0.53	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	1.89%		2.18%		2.78%		3.51%		4.91%		5.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.54%		1.21%		1.92%		1.97%		1.76%		1.55	%(l)
Before waivers and reimbursements (a)(f)(x)	0.18%		(0.43)%		(0.33)%		(1.01)%		(2.62)%		(3.22	)%(l)
Portfolio turnover rate^	4	%(z)	18%		18%		1%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	70.3%
Repurchase Agreement	20.6
Fixed Income	9.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core S&P Total US Stock Market ETF	24.2%
Natwest Markets Securities, Inc.	20.6
iShares Core MSCI EAFE ETF	8.5
Invesco S&P 500 Low Volatility ETF	8.4
iShares MSCI USA Min Vol Factor ETF	8.2
iShares Core U.S. Aggregate Bond ETF	7.8
Invesco S&P MidCap Low Volatility ETF	4.4
iShares MSCI EAFE Min Vol Factor ETF	4.4
Invesco S&P International Developed Low Volatility ETF	4.4
iShares Core MSCI Emerging Markets ETF	2.0
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$919.60	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.65

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (87.9%)
Invesco S&P 500 Low Volatility ETF	10,830	$707,741
Invesco S&P Emerging Markets Low Volatility ETF	3,300	83,358
Invesco S&P International Developed Low Volatility ETF	12,180	365,411
Invesco S&P MidCap Low Volatility ETF	6,840	368,334
Invesco S&P SmallCap Low Volatility ETF	3,620	165,181
iShares Core MSCI EAFE ETF	11,040	715,502
iShares Core MSCI Emerging Markets ETF	3,260	170,335
iShares Core S&P Total US Stock Market ETF (x)	22,140	2,033,116
iShares MSCI EAFE Min Vol Factor ETF	5,360	366,731
iShares MSCI Emerging Markets Min Vol Factor ETF	1,360	79,968
iShares MSCI USA Min Vol Factor ETF	9,350	686,571
SPDR SSGA US Small Cap Low Volatility Index ETF	1,490	159,949

Total Equity		5,902,197

Fixed Income (11.4%)
iShares Core U.S. Aggregate Bond ETF	6,340	652,196
iShares TIPS Bond ETF	950	115,016

Total Fixed Income		767,212

Total Exchange Traded Funds (99.3%) (Cost $5,751,123)		6,669,409

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (25.7%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $1,728,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $1,762,634. (xx)	$1,728,007	1,728,007

Total Short-Term Investment (25.7%) (Cost $1,728,007)		1,728,007

Total Investments in Securities (125.0%) (Cost $7,479,130)		8,397,416
Other Assets Less Liabilities (-25.0%)		(1,680,103)

Net Assets (100%)		$6,717,313

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $1,633,380. This was collateralized by cash of $1,728,007 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,669,409	$—	$—	$6,669,409
Short-Term Investment
Repurchase Agreement	—	1,728,007	—	1,728,007

Total Assets	$6,669,409	$1,728,007	$—	$8,397,416

Total Liabilities	$—	$—	$—	$—

Total	$6,669,409	$1,728,007	$—	$8,397,416

The Fund held no derivatives contracts during the six months ended April 30, 2022.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$969,647
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,781

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957,774
Aggregate gross unrealized depreciation	(81,366)

Net unrealized appreciation	$876,408

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,521,008

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $5,751,123)	$6,669,409
Repurchase Agreements (Cost $1,728,007)	1,728,007
Cash	70,712
Prepaid registration and filing fees	13,931
Receivable for Fund shares sold	6,563
Receivable from investment adviser	4,449
Securities lending income receivable	273
Dividends, interest and other receivables	1

Total assets	8,493,345

LIABILITIES
Payable for return of collateral on securities loaned	1,728,007
Payable for securities purchased	16,814
Transfer agent fees payable	1,076
Trustees’ fees payable	44
Accrued expenses	30,091

Total liabilities	1,776,032

NET ASSETS	$6,717,313

Net assets were comprised of:
Paid in capital	$5,793,092
Total distributable earnings (loss)	924,221

Net assets	$6,717,313

Class I
Net asset value, offering and redemption price per share, $6,717,313 / 503,464 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.34

(x)	Includes value of securities on loan of $1,633,380.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$67,031
Interest	15
Securities lending (net)	273

Total income	67,319

EXPENSES
Professional fees	19,637
Investment advisory fees	16,505
Registration and filing fees	9,981
Printing and mailing expenses	8,338
Transfer agent fees	5,455
Administrative fees	4,952
Custodian fees	2,132
Trustees’ fees	124
Miscellaneous	1,819

Gross expenses	68,943
Less: Waiver from investment adviser	(21,457)
Reimbursement from investment adviser	(30,052)

Net expenses	17,434

NET INVESTMENT INCOME (LOSS)	49,885

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	32,682
Net change in unrealized appreciation (depreciation) on investments in securities	(650,338)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(617,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(567,771)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$49,885	$67,958
Net realized gain (loss)	32,682	67,673
Net change in unrealized appreciation (depreciation)	(650,338)	1,269,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(567,771)	1,405,477

Distributions to shareholders:
Class I	(139,581)	(134,290)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 80,119 and 53,658 shares, respectively ]	1,141,773	740,914
Capital shares issued in reinvestment of dividends [ 4,122 and 3,904 shares, respectively ]	60,381	49,665
Capital shares repurchased [ (14,732) and (28,413) shares, respectively ]	(209,333)	(390,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	992,821	399,630

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,469	1,670,817
NET ASSETS:
Beginning of period	6,431,844	4,761,027

End of period	$6,717,313	$6,431,844

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$14.82		$11.76		$12.24		$10.97		$10.98		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.22		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.28)		3.24		(0.46)		1.30		(0.02)		0.87

Total from investment operations	(1.17)		3.40		(0.24)		1.52		0.18		0.98

Less distributions:
Dividends from net investment income	(0.16)		(0.21)		(0.22)		(0.20)		(0.18)		—
Distributions from net realized gains	(0.15)		(0.13)		(0.02)		(0.05)		(0.01)		—

Total dividends and distributions	(0.31)		(0.34)		(0.24)		(0.25)		(0.19)		—

Net asset value, end of period	$13.34		$14.82		$11.76		$12.24		$10.97		$10.98

Total return (b)	(8.04)%		29.37%		(2.05)%		14.18%		1.63%		9.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,717		$6,432		$4,761		$3,747		$3,068		$2,744
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.09%		2.75%		3.80%		4.52%		5.20%		5.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.51%		1.17%		1.90%		1.96%		1.77%		1.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.05)%		(1.05)%		(1.37)%		(2.03)%		(2.90)%		(3.20	)%(l)
Portfolio turnover rate^	2	%(z)	5%		21%		2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	73.6%
Repurchase Agreement	21.3
Fixed Income	5.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core S&P Total US Stock Market ETF	25.1%
Natwest Markets Securities, Inc.	21.3
iShares Core MSCI EAFE ETF	9.0
Invesco S&P 500 Low Volatility ETF	8.8
iShares MSCI USA Min Vol Factor ETF	8.7
Invesco S&P MidCap Low Volatility ETF	4.6
iShares MSCI EAFE Min Vol Factor ETF	4.5
Invesco S&P International Developed Low Volatility ETF	4.5
iShares Core U.S. Aggregate Bond ETF	4.3
SPDR SSGA US Small Cap Low Volatility Index ETF	2.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$919.60	$2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.63

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (92.9%)
Invesco S&P 500 Low Volatility ETF	8,870	$579,655
Invesco S&P Emerging Markets Low Volatility ETF	2,730	68,960
Invesco S&P International Developed Low Volatility ETF	9,950	298,509
Invesco S&P MidCap Low Volatility ETF	5,650	304,252
Invesco S&P SmallCap Low Volatility ETF	2,930	133,696
iShares Core MSCI EAFE ETF	9,180	594,956
iShares Core MSCI Emerging Markets ETF	2,570	134,282
iShares Core S&P Total US Stock Market ETF (x)	18,040	1,656,613
iShares MSCI EAFE Min Vol Factor ETF	4,380	299,680
iShares MSCI Emerging Markets Min Vol Factor ETF	1,150	67,620
iShares MSCI USA Min Vol Factor ETF	7,840	575,691
SPDR SSGA US Small Cap Low Volatility Index ETF	1,260	135,259

Total Equity		4,849,173

Fixed Income (6.4%)
iShares Core U.S. Aggregate Bond ETF	2,780	285,979
iShares TIPS Bond ETF	420	50,849

Total Fixed Income		336,828

Total Exchange Traded Funds (99.3%) (Cost $4,151,462)		5,186,001

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (27.0%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $1,406,961, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $1,435,119. (xx)	$1,406,926	1,406,926

Total Short-Term Investment (27.0%) (Cost $1,406,926)		1,406,926

Total Investments in Securities (126.3%) (Cost $5,558,388)		6,592,927
Other Assets Less Liabilities (-26.3%)		(1,372,807)

Net Assets (100%)		$5,220,120

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $1,329,882. This was collateralized by cash of $1,406,926 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,186,001	$—	$—	$5,186,001
Short-Term Investment
Repurchase Agreement	—	1,406,926	—	1,406,926

Total Assets	$5,186,001	$1,406,926	$—	$6,592,927

Total Liabilities	$—	$—	$—	$—

Total	$5,186,001	$1,406,926	$—	$6,592,927

The Fund held no derivatives contracts during the six months ended April 30, 2022.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$289,983
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$145,347

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,063,298
Aggregate gross unrealized depreciation	(29,045)

Net unrealized appreciation	$1,034,253

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,558,674

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $4,151,462)	$5,186,001
Repurchase Agreements (Cost $1,406,926)	1,406,926
Cash	57,673
Prepaid registration and filing fees	13,893
Receivable from investment adviser	5,117
Receivable for Fund shares sold	3,171
Securities lending income receivable	224
Dividends, interest and other receivables	1

Total assets	6,673,006

LIABILITIES
Payable for return of collateral on securities loaned	1,406,926
Accrued professional fees	26,414
Payable for securities purchased	14,946
Transfer agent fees payable	1,160
Trustees’ fees payable	41
Accrued expenses	3,399

Total liabilities	1,452,886

NET ASSETS	$5,220,120

Net assets were comprised of:
Paid in capital	$4,131,942
Total distributable earnings (loss)	1,088,178

Net assets	$5,220,120

Class I
Net asset value, offering and redemption price per share, $5,220,120 / 384,335 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.58

(x)	Includes value of securities on loan of $1,329,882.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$55,263
Interest	10
Securities lending (net)	224

Total income	55,497

EXPENSES
Professional fees	19,526
Investment advisory fees	13,487
Registration and filing fees	9,948
Printing and mailing expenses	8,204
Transfer agent fees	5,852
Administrative fees	4,046
Custodian fees	2,132
Trustees’ fees	103
Miscellaneous	1,770

Gross expenses	65,068
Less: Waiver from investment adviser	(17,533)
Reimbursement from investment adviser	(33,414)

Net expenses	14,121

NET INVESTMENT INCOME (LOSS)	41,376

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	42,765
Net change in unrealized appreciation (depreciation) on investments in securities	(536,210)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(493,445)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(452,069)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,376	$57,685
Net realized gain (loss)	42,765	24,625
Net change in unrealized appreciation (depreciation)	(536,210)	1,164,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(452,069)	1,247,048

Distributions to shareholders:
Class I	(86,187)	(114,811)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 30,065 and 44,363 shares, respectively ]	436,468	615,203
Capital shares issued in reinvestment of dividends [ 1,847 and 2,369 shares, respectively ]	27,561	30,211
Capital shares repurchased [ (12,770) and (12,648) shares, respectively ]	(183,842)	(182,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	280,187	463,044

TOTAL INCREASE (DECREASE) IN NET ASSETS	(258,069)	1,595,281
NET ASSETS:
Beginning of period	5,478,189	3,882,908

End of period	$5,220,120	$5,478,189

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$15.00		$11.73		$12.32		$11.04		$11.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.23		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.29)		3.45		(0.58)		1.32		0.01		0.91

Total from investment operations	(1.18)		3.61		(0.35)		1.54		0.21		1.02

Less distributions:
Dividends from net investment income	(0.17)		(0.21)		(0.23)		(0.21)		(0.18)		—
Distributions from net realized gains	(0.07)		(0.13)		(0.01)		(0.05)		(0.01)		—

Total dividends and distributions	(0.24)		(0.34)		(0.24)		(0.26)		(0.19)		—

Net asset value, end of period	$13.58		$15.00		$11.73		$12.32		$11.04		$11.02

Total return (b)	(8.04)%		31.27%		(2.97)%		14.29%		1.90%		10.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,220		$5,478		$3,883		$3,545		$2,918		$2,755
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.41%		3.11%		4.34%		4.74%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.53%		1.16%		1.97%		1.95%		1.73%		1.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.35)%		(1.43)%		(1.84)%		(2.27)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate^	3	%(z)	2%		6%		2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2022, 2021, 2019, 2018 and 2017.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2022
Equity	95.3%
Repurchase Agreement	3.5
Fixed Income	1.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2022
iShares Core S&P Total US Stock Market ETF	32.7%
iShares Core MSCI EAFE ETF	11.6
Invesco S&P 500 Low Volatility ETF	11.5
iShares MSCI USA Min Vol Factor ETF	11.3
Invesco S&P International Developed Low Volatility ETF	6.0
Invesco S&P MidCap Low Volatility ETF	5.9
iShares MSCI EAFE Min Vol Factor ETF	5.8
Natwest Markets Securities, Inc.	3.5
iShares Core MSCI Emerging Markets ETF	2.6
Invesco S&P SmallCap Low Volatility ETF	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class I
Actual	$1,000.00	$920.70	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	2.61

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (98.1%)
Invesco S&P 500 Low Volatility ETF	10,280	$671,798
Invesco S&P Emerging Markets Low Volatility ETF	3,310	83,611
Invesco S&P International Developed Low Volatility ETF	11,590	347,710
Invesco S&P MidCap Low Volatility ETF	6,410	345,179
Invesco S&P SmallCap Low Volatility ETF	3,350	152,861
iShares Core MSCI EAFE ETF	10,450	677,265
iShares Core MSCI Emerging Markets ETF	2,930	153,092
iShares Core S&P Total US Stock Market ETF (x)	20,780	1,908,227
iShares MSCI EAFE Min Vol Factor ETF	4,960	339,363
iShares MSCI Emerging Markets Min Vol Factor ETF	1,280	75,264
iShares MSCI USA Min Vol Factor ETF	8,950	657,198
SPDR SSGA US Small Cap Low Volatility Index ETF	1,420	152,435

Total Equity		5,564,003

Fixed Income (1.2%)
iShares Core U.S. Aggregate Bond ETF	580	59,664
iShares TIPS Bond ETF	70	8,475

Total Fixed Income		68,139

Total Exchange Traded Funds (99.3%) (Cost $4,636,261)		5,632,142

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (3.6%)
Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $204,603, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.625%, maturing 7/15/22-2/15/50; total market value $208,698. (xx)	$204,598	204,598

Total Short-Term Investment (3.6%) (Cost $204,598)		204,598

Total Investments in Securities (102.9%) (Cost $4,840,859)		5,836,740
Other Assets Less Liabilities (-2.9%)		(164,502)

Net Assets (100%)		$5,672,238

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $193,394. This was collateralized by cash of $204,598 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,632,142	$—	$—	$5,632,142
Short-Term Investment
Repurchase Agreement	—	204,598	—	204,598

Total Assets	$5,632,142	$204,598	$—	$5,836,740

Total Liabilities	$—	$—	$—	$—

Total	$5,632,142	$204,598	$—	$5,836,740

The Fund held no derivatives contracts during the six months ended April 30, 2022.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$570,235
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,847

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,005,123
Aggregate gross unrealized depreciation	(15,669)

Net unrealized appreciation	$989,454

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,847,286

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $4,636,261)	$5,632,142
Repurchase Agreements (Cost $204,598)	204,598
Cash	61,479
Prepaid registration and filing fees	13,902
Receivable for Fund shares sold	7,333
Receivable from investment adviser	5,068
Securities lending income receivable	269

Total assets	5,924,791

LIABILITIES
Payable for return of collateral on securities loaned	204,598
Payable for securities purchased	16,814
Transfer agent fees payable	1,327
Trustees’ fees payable	40
Accrued expenses	29,774

Total liabilities	252,553

NET ASSETS	$5,672,238

Net assets were comprised of:
Paid in capital	$4,644,544
Total distributable earnings (loss)	1,027,694

Net assets	$5,672,238

Class I
Net asset value, offering and redemption price per share, $5,672,238 / 413,524 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.72

(x)	Includes value of securities on loan of $193,394.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$58,319
Interest	13
Securities lending (net)	269

Total income	58,601

EXPENSES
Professional fees	19,552
Investment advisory fees	14,279
Registration and filing fees	9,943
Printing and mailing expenses	8,239
Transfer agent fees	6,447
Administrative fees	4,284
Custodian fees	2,181
Trustees’ fees	107
Miscellaneous	1,777

Gross expenses	66,809
Less: Waiver from investment adviser	(18,563)
Reimbursement from investment adviser	(33,388)

Net expenses	14,858

NET INVESTMENT INCOME (LOSS)	43,743

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	26,322
Net change in unrealized appreciation (depreciation) on investments in securities	(541,797)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(515,475)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(471,732)

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,743	$54,101
Net realized gain (loss)	26,322	56,769
Net change in unrealized appreciation (depreciation)	(541,797)	1,161,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(471,732)	1,272,824

Distributions to shareholders:
Class I	(116,998)	(126,805)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 47,621 and 60,936 shares, respectively ]	695,484	883,287
Capital shares issued in reinvestment of dividends [ 2,586 and 2,338 shares, respectively ]	38,949	29,954
Capital shares repurchased [ (8,758) and (15,498) shares, respectively ]	(131,363)	(219,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	603,070	693,795

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,340	1,839,814
NET ASSETS:
Beginning of period	5,657,898	3,818,084

End of period	$5,672,238	$5,657,898

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,								February 27, 2017* to October 31, 2017
Class I			2021		2020		2019		2018
Net asset value, beginning of period	$15.21		$11.77		$12.38		$11.07		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.24		0.22		0.20		0.11
Net realized and unrealized gain (loss)	(1.29)		3.66		(0.61)		1.34		0.03		0.92

Total from investment operations	(1.18)		3.82		(0.37)		1.56		0.23		1.03

Less distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.22)		(0.21)		(0.18)		—
Distributions from net realized gains	(0.15)		(0.16)		(0.02)		(0.04)		(0.01)		—

Total dividends and distributions	(0.31)		(0.38)		(0.24)		(0.25)		(0.19)		—

Net asset value, end of period	$13.72		$15.21		$11.77		$12.38		$11.07		$11.03

Total return (b)	(7.93)%		33.13%		(3.11)%		14.43%		2.09%		10.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,672		$5,658		$3,818		$3,490		$2,867		$2,758
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.34%		3.24%		4.31%		4.83%		5.27%		5.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.53%		1.13%		2.01%		1.93%		1.73%		1.52	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.29)%		(1.58)%		(1.78)%		(2.39)%		(3.02)%		(3.21	)%(l)
Portfolio turnover rate^	1	%(z)	4%		9%		2%		2%		1	%(z)
*	Commencement of Operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2022,2021, 2019, 2018 and 2017.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2022	% of Net Assets
Financials	20.6%
Information Technology	17.6
Industrials	14.9
Health Care	11.6
Consumer Staples	11.0
Communication Services	6.0
Consumer Discretionary	6.0
Utilities	3.6
Real Estate	3.0
Materials	2.9
Energy	1.1
Investment Company	0.5
Repurchase Agreement	0.2
Cash and Other	1.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21 - 4/30/22
Class A
Actual	$1,000.00	$915.70	$5.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class I
Actual	1,000.00	916.80	4.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class R
Actual	1,000.00	914.60	6.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76
Class T
Actual	1,000.00	917.40	4.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.10%, 0.85%, 1.35% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (6.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	45,700	$861,902
BCE, Inc.	2,000	106,332
Nippon Telegraph & Telephone Corp.	8,500	251,100
Singapore Telecommunications Ltd.	67,600	134,365
Swisscom AG (Registered)	571	338,179
Verizon Communications, Inc.	30,300	1,402,890

		3,094,768

Entertainment (0.2%)
Netflix, Inc.*	971	184,840
Walt Disney Co. (The)*	1,400	156,282

		341,122

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A*	1,400	3,195,066
Meta Platforms, Inc., Class A*	3,300	661,551

		3,856,617

Media (0.8%)
Charter Communications, Inc., Class A*	460	197,105
Comcast Corp., Class A	21,500	854,840
Quebecor, Inc., Class B	8,300	195,313

		1,247,258

Wireless Telecommunication Services (0.5%)
KDDI Corp.	7,000	232,088
Rogers Communications, Inc., Class B	4,800	261,475
SoftBank Corp.	14,300	166,178

		659,741

Total Communication Services		9,199,506

Consumer Discretionary (6.0%)
Auto Components (0.1%)
Bridgestone Corp.	4,800	175,686

Automobiles (0.4%)
Honda Motor Co. Ltd.	6,200	162,797
Toyota Motor Corp.	23,300	397,031

		559,828

Household Durables (0.7%)
Garmin Ltd.	6,000	658,440
Sekisui House Ltd.	17,200	296,641
Sony Group Corp.	2,300	197,688

		1,152,769

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	900	2,237,067

Leisure Products (0.1%)
Yamaha Corp.	2,300	88,285

Multiline Retail (0.9%)
Dollar General Corp.	2,000	475,060
Target Corp.	2,700	617,355
Wesfarmers Ltd.	10,269	354,182

		1,446,597

Specialty Retail (1.8%)
AutoZone, Inc.*	100	195,547
Home Depot, Inc. (The)	3,800	1,141,520
Lowe’s Cos., Inc.	3,300	652,509
O’Reilly Automotive, Inc.*	505	306,308
TJX Cos., Inc. (The)	4,800	294,144
Tractor Supply Co.	500	100,725

		2,690,753

Textiles, Apparel & Luxury Goods (0.5%)
LVMH Moet Hennessy Louis Vuitton SE	622	398,015
NIKE, Inc., Class B	2,500	311,750

		709,765

Total Consumer Discretionary		9,060,750

Consumer Staples (11.0%)
Beverages (3.0%)
Brown-Forman Corp., Class B	1,700	114,648
Carlsberg A/S, Class B	1,112	140,752
Coca-Cola Co. (The)	23,800	1,537,718
Diageo plc	7,117	352,683
Heineken NV	2,851	278,067
Keurig Dr Pepper, Inc.	10,132	378,937
PepsiCo, Inc.	9,800	1,682,758
Pernod Ricard SA	493	101,575

		4,587,138

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	2,568	1,365,457
George Weston Ltd.	1,000	124,407
Koninklijke Ahold Delhaize NV (x)	7,274	214,875
Loblaw Cos. Ltd.	2,500	228,681
Metro, Inc.	1,800	98,936
Tesco plc	29,714	100,943
Walmart, Inc.	9,000	1,376,910

		3,510,209

Food Products (2.7%)
Archer-Daniels-Midland Co.	15,300	1,370,268
General Mills, Inc.	8,600	608,278
Hershey Co. (The)	2,200	496,694
Kellogg Co.	7,700	527,450
McCormick & Co., Inc. (Non-Voting)	3,200	321,824
Nestle SA (Registered)	6,253	807,297

		4,131,811

Household Products (2.4%)
Church & Dwight Co., Inc.	3,300	321,948
Clorox Co. (The)	1,600	229,552
Colgate-Palmolive Co.	12,800	986,240
Essity AB, Class B	5,085	135,426
Kimberly-Clark Corp.	3,600	499,788
Procter & Gamble Co. (The)	9,600	1,541,280

		3,714,234

Personal Products (0.6%)
Estee Lauder Cos., Inc. (The), Class A	1,200	316,872
L’Oreal SA	776	282,309
Unilever plc (Cboe Europe)	4,078	189,998

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Unilever plc (London Stock Exchange)	1,300	$60,382

		849,561

Total Consumer Staples		16,792,953

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Enbridge, Inc.	15,300	667,667
Equinor ASA	10,536	359,043
TC Energy Corp.	11,300	597,700

Total Energy		1,624,410

Financials (20.6%)
Banks (6.3%)
Bank Hapoalim BM	42,421	392,745
Bank Leumi Le-Israel BM	10,549	110,648
Bank of Montreal	4,400	466,527
Bank of Nova Scotia (The)	17,400	1,101,849
Canadian Imperial Bank of Commerce	6,300	696,475
Commonwealth Bank of Australia	1,326	96,064
DBS Group Holdings Ltd.	11,000	266,433
Israel Discount Bank Ltd., Class A	31,153	183,981
Japan Post Bank Co. Ltd.	21,900	165,593
JPMorgan Chase & Co.	7,600	907,136
Mitsubishi UFJ Financial Group, Inc.	48,200	280,131
Mizuho Financial Group, Inc.	28,360	344,666
National Bank of Canada	6,300	439,992
Oversea-Chinese Banking Corp. Ltd.	22,500	199,506
PNC Financial Services Group, Inc. (The)	1,800	298,980
Regions Financial Corp.	5,900	122,248
Royal Bank of Canada	11,500	1,161,503
Shizuoka Bank Ltd. (The)	21,900	141,960
Sumitomo Mitsui Financial Group, Inc.	10,000	301,036
Sumitomo Mitsui Trust Holdings, Inc.	10,700	331,474
Svenska Handelsbanken AB, Class A	12,505	126,054
Toronto-Dominion Bank (The)	18,000	1,300,136
United Overseas Bank Ltd.	9,800	210,025

		9,645,162

Capital Markets (4.0%)
Ameriprise Financial, Inc.	400	106,196
ASX Ltd.	7,512	451,499
Bank of New York Mellon Corp. (The)	4,300	180,858
BlackRock, Inc.	1,100	687,148
Brookfield Asset Management, Inc., Class A	1,900	94,774
CME Group, Inc.	2,500	548,350
Daiwa Securities Group, Inc.	40,500	198,152
Deutsche Boerse AG	2,051	359,485
FactSet Research Systems, Inc.	300	121,047
Intercontinental Exchange, Inc.	7,400	856,994
Moody’s Corp.	1,200	379,776
MSCI, Inc.	700	294,875
Nasdaq, Inc.	600	94,422
Northern Trust Corp.	4,200	432,810

S&P Global, Inc.	2,100	790,650
T. Rowe Price Group, Inc.	2,100	258,384
TMX Group Ltd.	1,900	193,439

		6,048,859

Consumer Finance (0.6%)
American Express Co.	4,300	751,253
Capital One Financial Corp.	2,100	261,702

		1,012,955

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	7,000	2,259,810

Insurance (8.2%)
Admiral Group plc	5,511	172,744
Aflac, Inc.	10,200	584,256
Allianz SE (Registered)	3,452	786,246
American International Group, Inc.	5,400	315,954
Aon plc, Class A	2,400	691,176
Arthur J Gallagher & Co.	2,000	336,980
Assicurazioni Generali SpA (x)	20,746	391,521
Brown & Brown, Inc.	1,700	105,366
Chubb Ltd.	2,800	578,060
Cincinnati Financial Corp.	800	98,128
Dai-ichi Life Holdings, Inc.	9,200	184,706
Gjensidige Forsikring ASA	4,392	94,262
Hannover Rueck SE	1,052	165,299
Hartford Financial Services Group, Inc. (The)	2,600	181,818
iA Financial Corp., Inc.	1,900	99,345
Intact Financial Corp.	3,000	419,694
Loews Corp.	1,700	106,828
Manulife Financial Corp.	23,400	457,563
Markel Corp.*	80	108,262
Marsh & McLennan Cos., Inc.	5,800	937,860
MetLife, Inc.	7,600	499,168
MS&AD Insurance Group Holdings, Inc.	8,500	254,016
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,338	320,170
NN Group NV	6,491	317,166
Poste Italiane SpA (m)	10,421	101,175
Power Corp. of Canada	3,400	100,043
Progressive Corp. (The)	4,400	472,384
Sompo Holdings, Inc.	9,600	391,470
Sun Life Financial, Inc.	13,400	666,636
Swiss Re AG	1,961	160,823
Tokio Marine Holdings, Inc.	6,600	356,168
Travelers Cos., Inc. (The)	7,000	1,197,420
Willis Towers Watson plc	500	107,430
Zurich Insurance Group AG	1,542	701,358

		12,461,495

Total Financials		31,428,281

Health Care (11.6%)
Biotechnology (0.5%)
Amgen, Inc.	1,206	281,227
CSL Ltd.	795	150,461
Gilead Sciences, Inc.	1,700	100,878
Regeneron Pharmaceuticals, Inc.*	300	197,733

		730,299

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	9,400	$1,066,900
Baxter International, Inc.	2,400	170,544
Becton Dickinson and Co.	1,300	321,347
Boston Scientific Corp.*	2,300	96,853
Carl Zeiss Meditec AG	1,148	145,000
Coloplast A/S, Class B	1,154	155,807
Edwards Lifesciences Corp.*	3,400	359,652
Hologic, Inc.*	2,500	179,975
Hoya Corp.	1,000	99,629
IDEXX Laboratories, Inc.*	562	241,930
ResMed, Inc.	600	119,982

		2,957,619

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	1,200	181,548
Anthem, Inc.	1,100	552,123
Cigna Corp.	1,800	444,204
HCA Healthcare, Inc.	1,200	257,460
Laboratory Corp. of America Holdings*	700	168,196
McKesson Corp.	1,300	402,493
Quest Diagnostics, Inc.	700	93,688
Sonic Healthcare Ltd.	5,021	128,766
UnitedHealth Group, Inc.	2,500	1,271,375

		3,499,853

Life Sciences Tools & Services (2.2%)
Agilent Technologies, Inc.	3,500	417,445
Danaher Corp.	4,200	1,054,746
Mettler-Toledo International, Inc.*	200	255,506
Thermo Fisher Scientific, Inc.	2,000	1,105,840
Waters Corp.*	900	272,718
West Pharmaceutical Services, Inc.	900	283,554

		3,389,809

Pharmaceuticals (4.7%)
Astellas Pharma, Inc.	7,500	114,190
Bristol-Myers Squibb Co.	3,400	255,918
Eli Lilly and Co.	2,400	701,112
GlaxoSmithKline plc	11,219	252,619
Johnson & Johnson	9,900	1,786,554
Merck & Co., Inc.	10,300	913,507
Merck KGaA	924	171,352
Novartis AG (Registered)	5,261	465,427
Novo Nordisk A/S, Class B	4,065	464,922
Pfizer, Inc.	5,100	250,257
Roche Holding AG	1,785	661,104
Sanofi	1,405	147,878
Shionogi & Co. Ltd.	1,800	100,615
Zoetis, Inc.	4,600	815,350

		7,100,805

Total Health Care		17,678,385

Industrials (14.9%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	3,100	733,243
Lockheed Martin Corp.	2,200	950,664
Northrop Grumman Corp.	1,100	483,340

		2,167,247

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	4,680	202,024
Expeditors International of Washington, Inc.	4,800	475,536
United Parcel Service, Inc., Class B	2,700	485,946

		1,163,506

Building Products (1.2%)
Allegion plc	5,500	628,320
Assa Abloy AB, Class B	6,231	157,196
Daikin Industries Ltd.	1,000	153,760
Geberit AG (Registered)	249	142,083
Johnson Controls International plc	5,800	347,246
Trane Technologies plc	2,600	363,714

		1,792,319

Commercial Services & Supplies (0.4%)
Brambles Ltd.	14,150	104,490
Cintas Corp.	500	198,630
Copart, Inc.*	1,507	171,271
Secom Co. Ltd.	2,500	176,365

		650,756

Construction & Engineering (0.1%)
Skanska AB, Class B	5,073	96,725
WSP Global, Inc.	900	104,961

		201,686

Electrical Equipment (1.6%)
Eaton Corp. plc	4,900	710,598
Emerson Electric Co.	11,500	1,037,070
Rockwell Automation, Inc.	1,300	328,471
Schneider Electric SE	2,328	331,563

		2,407,702

Industrial Conglomerates (1.4%)
3M Co.	9,800	1,413,356
Honeywell International, Inc.	2,800	541,828
Siemens AG (Registered)	2,011	250,138

		2,205,322

Machinery (3.0%)
Atlas Copco AB, Class A	8,920	403,949
Caterpillar, Inc.	1,800	378,972
Cummins, Inc.	1,000	189,190
Deere & Co.	1,300	490,815
Dover Corp.	2,600	346,580
Epiroc AB, Class A	4,626	94,079
Illinois Tool Works, Inc.	4,800	946,128
Knorr-Bremse AG	1,509	108,729
Kone OYJ, Class B	2,205	105,806
PACCAR, Inc.	7,181	596,382
Pentair plc	5,900	299,425
SKF AB, Class B	5,578	90,523
Snap-on, Inc.	1,600	339,984
Volvo AB, Class B	12,291	195,063

		4,585,625

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	464	130,111

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.9%)
Jacobs Engineering Group, Inc.	1,400	$193,970
Robert Half International, Inc.	1,000	98,310
Teleperformance	337	120,491
TransUnion	1,000	87,520
Verisk Analytics, Inc.	1,600	326,480
Wolters Kluwer NV	4,825	488,050

		1,314,821

Road & Rail (2.0%)
Canadian National Railway Co.	5,900	693,864
Canadian Pacific Railway Ltd.	7,000	512,038
CSX Corp.	6,770	232,482
Norfolk Southern Corp.	1,200	309,456
Old Dominion Freight Line, Inc.	2,100	588,252
Union Pacific Corp.	3,000	702,870

		3,038,962

Trading Companies & Distributors (2.0%)
Brenntag SE	4,227	329,861
Fastenal Co.	12,442	688,167
ITOCHU Corp.	17,800	538,472
Mitsubishi Corp.	15,300	513,413
Mitsui & Co. Ltd.	9,500	230,231
Toromont Industries Ltd.	1,300	114,441
Toyota Tsusho Corp.	4,400	158,549
WW Grainger, Inc.	800	400,024

		2,973,158

Total Industrials		22,631,215

Information Technology (17.6%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	18,194	891,142
Motorola Solutions, Inc.	1,400	299,166

		1,190,308

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	8,700	622,050
CDW Corp.	4,400	717,992
Kyocera Corp.	2,400	126,893

		1,466,935

IT Services (3.7%)
Accenture plc, Class A	3,500	1,051,260
Automatic Data Processing, Inc.	4,011	875,120
Broadridge Financial Solutions, Inc.	700	100,891
Cognizant Technology Solutions Corp., Class A	2,209	178,708
Fiserv, Inc.*	2,300	225,216
Gartner, Inc.*	400	116,220
Mastercard, Inc., Class A	2,400	872,112
Paychex, Inc.	2,859	362,321
VeriSign, Inc.*	1,395	249,273
Visa, Inc., Class A	6,000	1,278,780
Western Union Co. (The)	18,100	303,356

		5,613,257

Semiconductors & Semiconductor Equipment (2.5%)
Applied Materials, Inc.	3,872	427,275
ASML Holding NV	1,049	593,491
Intel Corp.	11,802	514,449
KLA Corp.	500	159,630

NXP Semiconductors NV	1,021	174,489
QUALCOMM, Inc.	2,200	307,318
Texas Instruments, Inc.	9,467	1,611,757

		3,788,409

Software (5.2%)
Adobe, Inc.*	1,874	742,010
ANSYS, Inc.*	330	90,978
Cadence Design Systems, Inc.*	1,400	211,190
Intuit, Inc.	1,275	533,906
Microsoft Corp.	16,810	4,665,111
Oracle Corp.	13,900	1,020,260
SAP SE	3,430	353,781
Synopsys, Inc.*	1,000	286,790

		7,904,026

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	38,404	6,054,390
Canon, Inc.	10,500	241,270
FUJIFILM Holdings Corp.	3,700	204,351
HP, Inc.	7,000	256,410
NetApp, Inc.	1,400	102,550

		6,858,971

Total Information Technology		26,821,906

Materials (2.9%)
Chemicals (2.2%)
BASF SE*	6,433	341,962
Corteva, Inc.	10,800	623,052
Covestro AG (m)	2,117	92,188
Givaudan SA (Registered)	84	333,801
Nitto Denko Corp.	1,900	127,577
Novozymes A/S, Class B	2,091	145,282
Nutrien Ltd.	3,600	353,765
Sherwin-Williams Co. (The)	2,900	797,384
Sika AG (Registered)	505	153,560
Symrise AG	2,778	332,159
Yara International ASA (x)	2,537	129,027

		3,429,757

Metals & Mining (0.7%)
BHP Group Ltd.	7,744	260,282
Franco-Nevada Corp.	1,200	181,478
Rio Tinto Ltd.	2,153	170,656
Rio Tinto plc	3,125	221,662
Wheaton Precious Metals Corp.	4,100	183,769

		1,017,847

Total Materials		4,447,604

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	2,800	674,856
AvalonBay Communities, Inc. (REIT)	700	159,236
Crown Castle International Corp. (REIT)	3,500	648,235
Dexus (REIT)	44,644	347,866
Duke Realty Corp. (REIT)	3,100	169,725
Equity Residential (REIT)	3,400	277,100
Essex Property Trust, Inc. (REIT)	400	131,708
Goodman Group (REIT)	7,429	123,567

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Real Estate Investment Corp. (REIT)	37	$178,827
Mid-America Apartment Communities, Inc. (REIT)	900	177,012
Prologis, Inc. (REIT)	4,500	721,305
Public Storage (REIT)	1,000	371,500
Realty Income Corp. (REIT)	2,000	138,720
Weyerhaeuser Co. (REIT)	4,500	185,490

		4,305,147

Real Estate Management & Development (0.2%)
Mitsubishi Estate Co. Ltd.	9,200	133,256
Swiss Prime Site AG (Registered)	1,335	130,652

		263,908

Total Real Estate		4,569,055

Utilities (3.6%)
Electric Utilities (1.4%)
EDP - Energias de Portugal SA	55,412	257,981
Enel SpA	46,107	297,992
Eversource Energy	6,900	603,060
Iberdrola SA	32,488	371,199
Power Assets Holdings Ltd.	15,500	104,144
Red Electrica Corp. SA	5,446	109,430
Terna - Rete Elettrica Nazionale	58,178	473,878

		2,217,684

Gas Utilities (0.5%)
Atmos Energy Corp.	4,100	464,940
Osaka Gas Co. Ltd.	5,500	99,298
Snam SpA	32,906	180,579

		744,817

Multi-Utilities (1.5%)
CMS Energy Corp.	2,600	178,594
Consolidated Edison, Inc.	5,600	519,344
E.ON SE	33,023	346,101
National Grid plc	11,977	178,076
Sempra Energy	5,300	855,208
WEC Energy Group, Inc.	1,700	170,085

		2,247,408

Water Utilities (0.2%)
American Water Works Co., Inc.	2,100	323,568

Total Utilities		5,533,477

Total Common Stocks (98.3%) (Cost $146,489,637)		149,787,542

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	749,942	750,167

	Principal Amount	Value (Note 1)

Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 0.26%, dated 4/29/22, due 5/2/22, repurchase price $331,890, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22-11/15/51; total market value $338,520. (xx)	$331,883	331,883

Total Short-Term Investments (0.7%) (Cost $1,082,050)		1,082,050

Total Investments in Securities (99.0%) (Cost $147,571,687)		150,869,592
Other Assets Less Liabilities (1.0%)		1,507,142

Net Assets (100%)		$152,376,734

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2022, the market value of these securities amounted to $193,363 or 0.1% of net assets.

(x)	All or a portion of security is on loan at April 30, 2022.
(xx)

At April 30, 2022, the Portfolio had loaned securities with a total value of $506,514. This was collateralized by $208,986 of various U.S. Government Treasury Securities, ranging from 0.375% - 4.500%, maturing 7/15/23 - 11/15/49 and by cash of $331,883 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Brazil	0.2
Canada	7.5
China	0.1
Denmark	0.6
Finland	0.1
France	0.7
Germany	2.8
Hong Kong	0.1
Israel	0.5
Italy	0.9
Japan	5.3
Netherlands	1.2
Norway	0.3
Portugal	0.2
Singapore	0.5
Spain	0.3
Sweden	0.9
Switzerland	2.5
United Kingdom	0.7
United States	72.0
Cash and Other	1.0

100.0%

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 34,066, CAD 36,762, CHF 2,056, DKK 9,687, EUR 73,675, GBP 246,726, HKD 144,728, ILS 85,805, JPY 143,391, NOK 4,828, NZD 5,719, SEK 20,216 and SGD 118,761.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,077,596	$1,121,910	$—	$9,199,506
Consumer Discretionary	6,990,425	2,070,325	—	9,060,750
Consumer Staples	14,128,646	2,664,307	—	16,792,953
Energy	1,265,367	359,043	—	1,624,410
Financials	22,871,705	8,556,576	—	31,428,281
Health Care	14,620,615	3,057,770	—	17,678,385
Industrials	17,509,544	5,121,671	—	22,631,215
Information Technology	25,302,120	1,519,786	—	26,821,906
Materials	2,139,448	2,308,156	—	4,447,604
Real Estate	3,654,887	914,168	—	4,569,055
Utilities	3,114,799	2,418,678	—	5,533,477
Short-Term Investments
Investment Company	750,167	—	—	750,167
Repurchase Agreement	—	331,883	—	331,883

Total Assets	$120,425,319	$30,444,273	$—	$150,869,592

Total Liabilities	$—	$—	$—	$—

Total	$120,425,319	$30,444,273	$—	$150,869,592

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2022 (Unaudited)

Investment security transactions for the six months ended April 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,123,377
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,211,879

As of April 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,719,296
Aggregate gross unrealized depreciation	(7,696,386)

Net unrealized appreciation	$3,022,910

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,846,682

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $147,239,804)	$150,537,709
Repurchase Agreements (Cost $331,883)	331,883
Cash	390,600
Foreign cash (Cost $961,974)	926,420
Receivable for Fund shares sold	1,179,141
Receivable for securities sold	411,674
Dividends, interest and other receivables	312,227
Prepaid registration and filing fees	29,550
Securities lending income receivable	58

Total assets	154,119,262

LIABILITIES
Payable for securities purchased	963,805
Payable for return of collateral on securities loaned	331,883
Payable for Fund shares redeemed	311,389
Investment advisory fees payable	54,135
Administrative fees payable	19,437
Transfer agent fees payable	12,318
Distribution fees payable – Class A	1,036
Trustees’ fees payable	612
Distribution fees payable – Class R	531
Accrued expenses	47,382

Total liabilities	1,742,528

NET ASSETS	$152,376,734

Net assets were comprised of:
Paid in capital	$148,586,539
Total distributable earnings (loss)	3,790,195

Net assets	$152,376,734

Class A
Net asset value and redemption price per share, $4,838,134 / 322,068 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.02
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price per share	$15.89

Class I
Net asset value, offering and redemption price per share, $146,142,335 / 9,708,874 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.05

Class R
Net asset value, offering and redemption price per share, $1,240,799 / 82,753 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.99

Class T**
Net asset value and redemption price per share, $155,466 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.05
Maximum sales charge (2.50% of offering price)	0.39

Maximum offering price per share	$15.44

**	Class T shares currently are not offered for sale.
(x)	Includes value of securities on loan of $506,514.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $88,289 foreign withholding tax)	$1,414,119
Securities lending (net)	58

Total income	1,414,177

EXPENSES
Investment advisory fees	504,430
Administrative fees	108,092
Transfer agent fees	78,526
Professional fees	39,159
Registration and filing fees	24,214
Printing and mailing expenses	23,733
Custodian fees	15,537
Distribution fees – Class A	6,235
Distribution fees – Class R	2,857
Trustees’ fees	2,630
Interest expense	338
Distribution fees – Class T**	211
Miscellaneous	15,566

Gross expenses	821,528
Less: Waiver from investment adviser	(199,911)
Waiver from distributor	(211)

Net expenses	621,406

NET INVESTMENT INCOME (LOSS)	792,771

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	193,880
Foreign currency transactions	(6,280)

Net realized gain (loss)	187,600

Change in unrealized appreciation (depreciation) on:
Investments in securities	(14,139,928)
Foreign currency translations	(50,458)

Net change in unrealized appreciation (depreciation)	(14,190,386)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,002,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,210,015)

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$792,771	$1,062,547
Net realized gain (loss)	187,600	8,608,441
Net change in unrealized appreciation (depreciation)	(14,190,386)	13,571,896

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,210,015)	23,242,884

Distributions to shareholders:
Class A	(351,607)	(40,097)
Class I	(9,465,365)	(773,942)
Class R	(71,605)	(2,846)
Class T**	(13,147)	(2,027)

Total distributions to shareholders	(9,901,724)	(818,912)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 29,990 and 72,644 shares, respectively ]	493,136	1,161,775
Capital shares issued in reinvestment of dividends [ 20,966 and 2,635 shares, respectively ]	351,607	38,322
Capital shares repurchased [ (11,610) and (38,308) shares, respectively ]	(194,590)	(619,414)

Total Class A transactions	650,153	580,683

Class I
Capital shares sold [ 3,104,358 and 5,685,167 shares, respectively ]	50,851,647	91,584,341
Capital shares issued in reinvestment of dividends [ 563,723 and 40,091 shares, respectively ]	9,464,904	583,327
Capital shares repurchased [ (999,481) and (2,182,924) shares, respectively ]	(16,385,876)	(35,774,883)

Total Class I transactions	43,930,675	56,392,785

Class R
Capital shares sold [ 29,161 and 50,673 shares, respectively ]	483,876	835,353
Capital shares issued in reinvestment of dividends [ 4,275 and 100 shares, respectively ]	71,605	1,448
Capital shares repurchased [ (3,997) and (15,174) shares, respectively ]	(64,669)	(246,722)

Total Class R transactions	490,812	590,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	45,071,640	57,563,547

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,959,901	79,987,519
NET ASSETS:
Beginning of period	130,416,833	50,429,314

End of period	$152,376,734	$130,416,833

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class A			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.61		$13.34	$13.34	$12.09	$12.23	$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.14	0.14	0.15	0.15	0.13
Net realized and unrealized gain (loss)	(1.42)		4.29	0.14	1.67	0.06	1.96

Total from investment operations	(1.35)		4.43	0.28	1.82	0.21	2.09

Less distributions:
Dividends from net investment income	(0.13)		(0.08)	(0.13)	(0.14)	(0.15)	(0.11)
Distributions from net realized gains	(1.11)		(0.08)	(0.15)	(0.43)	(0.20)	—

Total dividends and distributions	(1.24)		(0.16)	(0.28)	(0.57)	(0.35)	(0.11)

Net asset value, end of period	$15.02		$17.61	$13.34	$13.34	$12.09	$12.23

Total return (b)	(8.43)%		33.49%	2.07%	15.81%	1.64%	20.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,838		$4,978	$3,278	$2,014	$1,123	$685
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10	%*	1.10%	1.14%	1.15%	1.15%	1.20%
Before waivers and reimbursements (a)(f)	1.38	%*	1.48%	1.83%	2.26%	2.42%	2.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.84%		0.89%	1.04%	1.19%	1.21%	1.17%
Before waivers and reimbursements (a)(f)	0.56%		0.51%	0.35%	0.08%	(0.06)%	(0.41)%
Portfolio turnover rate^	15	%(z)	59%	42%	31%	49%	41%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class I			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.66		$13.37	$13.37	$12.11	$12.25	$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19	0.17	0.19	0.18	0.17
Net realized and unrealized gain (loss)	(1.42)		4.29	0.14	1.67	0.06	1.95

Total from investment operations	(1.33)		4.48	0.31	1.86	0.24	2.12

Less distributions:
Dividends from net investment income	(0.17)		(0.11)	(0.16)	(0.17)	(0.18)	(0.14)
Distributions from net realized gains	(1.11)		(0.08)	(0.15)	(0.43)	(0.20)	—

Total dividends and distributions	(1.28)		(0.19)	(0.31)	(0.60)	(0.38)	(0.14)

Net asset value, end of period	$15.05		$17.66	$13.37	$13.37	$12.11	$12.25

Total return (b)	(8.32)%		33.87%	2.30%	16.16%	1.86%	20.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,142		$124,320	$46,777	$23,959	$16,340	$14,158
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%*	0.85%	0.89%	0.90%	0.90%	0.96%
Before waivers and reimbursements (a)(f)	1.13	%*	1.23%	1.58%	2.02%	2.16%	2.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.11%		1.16%	1.27%	1.49%	1.47%	1.48%
Before waivers and reimbursements (a)(f)	0.84%		0.78%	0.58%	0.37%	0.21%	(0.05)%
Portfolio turnover rate^	15	%(z)	59%	42%	31%	49%	41%

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.56		$13.30	$13.31	$12.06	$12.20	$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.10	0.12	0.12	0.11
Net realized and unrealized gain (loss)	(1.42)		4.29	0.14	1.67	0.06	1.94

Total from investment operations	(1.37)		4.39	0.24	1.79	0.18	2.05

Less distributions:
Dividends from net investment income	(0.09)		(0.05)	(0.10)	(0.11)	(0.12)	(0.08)
Distributions from net realized gains	(1.11)		(0.08)	(0.15)	(0.43)	(0.20)	—

Total dividends and distributions	(1.20)		(0.13)	(0.25)	(0.54)	(0.32)	(0.08)

Net asset value, end of period	$14.99		$17.56	$13.30	$13.31	$12.06	$12.20

Total return (b)	(8.54)%		33.21%	1.75%	15.55%	1.39%	20.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,241		$936	$236	$151	$136	$137
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35	%*	1.35%	1.39%	1.40%	1.40%	1.46%
Before waivers and reimbursements (a)(f)	1.63	%*	1.73%	2.09%	2.52%	2.66%	2.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.62%		0.64%	0.77%	1.00%	0.98%	0.98%
Before waivers and reimbursements (a)(f)	0.34%		0.26%	0.07%	(0.12)%	(0.29)%	(0.54)%
Portfolio turnover rate^	15	%(z)	59%	42%	31%	49%	41%

Class T**	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.65		$13.37	$13.37	$12.11	$12.25	$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.18	0.17	0.19	0.18	0.17
Net realized and unrealized gain (loss)	(1.41)		4.29	0.14	1.67	0.06	1.95

Total from investment operations	(1.32)		4.47	0.31	1.86	0.24	2.12

Less distributions:
Dividends from net investment income	(0.17)		(0.11)	(0.16)	(0.17)	(0.18)	(0.14)
Distributions from net realized gains	(1.11)		(0.08)	(0.15)	(0.43)	(0.20)	—

Total dividends and distributions	(1.28)		(0.19)	(0.31)	(0.60)	(0.38)	(0.14)

Net asset value, end of period	$15.05		$17.65	$13.37	$13.37	$12.11	$12.25

Total return (b)	(8.26)%		33.79%	2.30%	16.16%	1.86%	20.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155		$182	$138	$138	$125	$127
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85	%*	0.85%	0.90%	0.90%	0.90%	0.96%
Before waivers and reimbursements (a)(f)	1.38	%*	1.48%	1.84%	2.27%	2.41%	2.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.08%		1.14%	1.28%	1.50%	1.47%	1.48%
Before waivers and reimbursements (a)(f)	0.55%		0.50%	0.33%	0.13%	(0.04)%	(0.52)%
Portfolio turnover rate^	15	%(z)	59%	42%	31%	49%	41%

See Notes to Financial Statements.

1290 FUNDS

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FINANCIAL HIGHLIGHTS (Continued)

*	Includes Interest Expense of less than 0.005%.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with fifteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi- Alternative Strategies Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). The underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and are publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/ companysearch.html).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the fifteen Funds. Class T shares are currently not offered for sale. Additionally, 1290 Retirement Funds currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

On March 2, 2022, EIM redeemed capital out of the 1290 High Yield Bond Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2030 Fund, and 1290 Retirement 2035 Fund in the amount of $5,000,000, $1,500,000, $1,600,000, and $1,700,000, respectively, for Class I shares.

The investment objectives of each Fund are as follows:

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income. (Please refer to Note 7 - Subsequent Events in the Notes to Financial Statements.)

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income. Effective January 1, 2022, AXA Investment Managers, Inc., the Sub-Adviser, was renamed AXA Investment Managers US Inc.

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1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2060 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation. Prior to January 1, 2022, AXA Rosenberg Investment Management LLC, an affiliated investment adviser of AXA Investment Managers, Inc., was the sub-adviser to the 1290 SmartBeta Equity Fund. Effective January 1, 2022, AXA Rosenberg Investment Management LLC was merged into AXA Investment Managers US Inc.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

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Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

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The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of each of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub- administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2022, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is

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determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in

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exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, State and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2021, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Diversified Bond Fund and 1290 High Yield Bond Fund declare and distribute monthly). Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2021 and October 31, 2020 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2021 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to capital loss carryforwards (1290 High Yield Bond), partnership basis adjustments (1290 Multi-Alternative Strategies), and wash sale loss deferrals (1290 DoubleLine Dynamic Allocation, 1290 GAMCO Small/Mid Cap Value, 1290 Retirement 2025 and 1290 Retirement 2050).

	Year Ended October 31, 2021		As of October 31, 2021		Year Ended October 31, 2020
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Diversified Bond	$22,199,718	$1,259,904	$—	$—	$3,422,102	$1,135,916
1290 DoubleLine Dynamic Allocation	3,435,284	1,965,664	4,997,740	1,902,826	2,459,180	932,015
1290 GAMCO Small/Mid Cap Value	547,954	—	2,015,553	6,538,607	1,124,418	682,834
1290 High Yield Bond	2,721,245	—	—	—	2,116,287	—
1290 Multi-Alternative Strategies	116,723	—	285,773	1,243,789	394,171	—
1290 Retirement 2020	218,431	280,715	108,514	462,884	230,001	147,437
1290 Retirement 2025	361,068	407,870	184,459	860,251	376,997	347,700
1290 Retirement 2030	112,968	291,646	64,798	128,203	117,233	18,945
1290 Retirement 2035	175,930	314,610	95,648	—	160,866	64,748
1290 Retirement 2040	78,809	87,747	36,366	57,116	73,000	5,113
1290 Retirement 2045	123,390	177,383	58,996	376,167	105,828	853
1290 Retirement 2050	83,748	50,542	37,675	67,152	71,246	4,801
1290 Retirement 2055	71,655	43,156	31,862	24,109	65,440	3,067
1290 Retirement 2060	72,993	53,812	28,933	56,240	64,568	4,754
1290 SmartBeta Equity	466,820	352,092	3,681,999	6,056,713	324,944	297,980

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Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2020, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses
1290 Multi-Alternative Strategies	$37,322

The following Fund had a Return of Capital during the year ended October 31, 2021:

Fund:	Return of Capital
1290 Diversified Bond	$846,864
1290 High Yield Bond	20,164

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 GAMCO Small/Mid Cap Value	$285,840	$3,645,837	$—	$—
1290 High Yield Bond	270,397	63,558	490,878	2,463,890
1290 Multi-Alternative Strategies	156,700	276,770	—	—
1290 Retirement 2035	—	—	7,561	—

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

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Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received

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or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the

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amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward Settling Transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and

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confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which, following a transition period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require a Fund to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the final rule, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Funds’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Funds remains uncertain. The Funds intend to comply with Rule 18f-4 on or before August 19, 2022.

Securities Lending:

During the six months ended April 30, 2022, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its fund securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the fund securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the fund securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or

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repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At April 30, 2022, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

Joint Repurchase Agreements:

During the six months ended April 30, 2022, certain Funds have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Funds, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Fund has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Funds against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the

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Funds. The details of the proportionate share of the Joint Repurchase Agreements open at April 30, 2022 for the Funds are reflected in each Fund’s Portfolio of Investments. At April 30, 2022, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Funds participated were as follows:

Deutsche Bank Securities, Inc., 0.26%, dated 4/29/22, due 5/2/22, repurchase price $500,010,834, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/22 — 11/15/51; total market value $510,000,000.

Natwest Markets Securities, Inc., 0.30%, dated 4/29/22, due 5/2/22, repurchase price $250,006,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.125% — 3.625%, maturing 7/15/22 — 2/15/50; total market value $255,009,652.

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, foreign securities, forward settling transactions and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, it is expected that the U.S. and many foreign governments and monetary authorities will raise interest rates and implement other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings was discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and

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transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Fund’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subjected to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be

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terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Funds indirectly bear a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that exclusively invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that

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an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

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	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*

The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time at the discretion of the Distributor. The amounts waived for the period ended April 30, 2022 are included in waiver from distributor on the Statement of Operations for each Fund and are not eligible for recoupment.

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with DST Asset Manager Solutions, Inc. (“DST”). Pursuant to the Transfer Agency Agreement, DST is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, DST receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022 (Unaudited)

payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees and extraordinary expenses not incurred in the ordinary course of such Fund’s business) through April 30, 2023 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to make payments or waive or limit its fees so that the total annual operating expenses do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Diversified Bond	0.50%
1290 DoubleLine Dynamic Allocation*	0.95
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Multi-Alternative Strategies	0.85
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 Retirement 2060*	0.65
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

Prior to March 1, 2022 the expense limitation was as follows:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 GAMCO Small/Mid Cap Value*	1.00%

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the advisory fees waived or other expenses assumed and paid for by the Adviser pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2022, the

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022 (Unaudited)

Funds did not incur recoupment fees. At April 30, 2022, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2022	2023	2024	2025
1290 Diversified Bond	$255,002	$809,448	$2,190,751	$1,476,737	$4,731,938
1290 DoubleLine Dynamic Allocation	136,690	262,989	200,745	95,264	695,688
1290 GAMCO Small/Mid Cap Value	219,900	294,675	251,731	136,876	903,182
1290 High Yield Bond	138,595	264,144	248,164	129,438	780,341
1290 Multi-Alternative Strategies	75,554	147,303	101,405	49,160	373,422
1290 Retirement 2020	88,116	154,847	137,253	55,338	435,554
1290 Retirement 2025	96,112	172,097	150,364	64,470	483,043
1290 Retirement 2030	84,208	143,990	131,389	55,389	414,976
1290 Retirement 2035	84,830	150,885	135,296	58,083	429,094
1290 Retirement 2040	81,610	140,231	128,227	51,100	401,168
1290 Retirement 2045	83,144	145,551	133,137	53,561	415,393
1290 Retirement 2050	81,378	139,420	129,144	51,509	401,451
1290 Retirement 2055	81,333	138,525	128,662	50,947	399,467
1290 Retirement 2060	82,291	139,205	129,838	51,951	403,285
1290 SmartBeta Equity	125,968	243,147	350,864	199,911	919,890

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months April 30, 2022, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Diversified Bond	$33,436	$—	$—
1290 DoubleLine Dynamic Allocation	13,493	—	—
1290 GAMCO Small/Mid Cap Value	13,982	—	—
1290 High Yield Bond	5,569	—	—
1290 Multi-Alternative Strategies	23	—	—
1290 SmartBeta Equity	21,502	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, the Adviser and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended April 30, 2022, the three trusts in the fund complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $2,037 reimbursed by the Trust.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2022 (Unaudited)

Note 5	Percentage of Ownership by Affiliates

At April 30, 2022, the Adviser and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Doubleline Dynamic Allocation	83%
1290 GAMCO Small/ Mid Cap Value	14
1290 High Yield Bond	30
1290 Multi-Alternative Strategies	64
1290 RETIREMENT 2020	99
1290 RETIREMENT 2025	97
1290 RETIREMENT 2030	99
1290 RETIREMENT 2035	99
1290 RETIREMENT 2040	99
1290 RETIREMENT 2045	98
1290 RETIREMENT 2050	100
1290 RETIREMENT 2055	100
1290 RETIREMENT 2060	99

Shares of 1290 Diversified Bond, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust (EQ/All Asset Growth Allocation Portfolio, Equitable Growth MF/ETF, Equitable Moderate Growth MF/ETF and EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”)) and certain series of the EQ/Premier VIP Trust (EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”)). The following table represents the percentage of ownership that each of the EQ/All Asset Growth Allocation, Strategic Allocation Series Portfolios, EQ Allocation Portfolios and Target Allocation Portfolios has in each Fund’s net assets as of April 30, 2022.

Portfolios:	1290 Diversified Bond	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/All Asset Growth Allocation	0.85%	—%	—%	—%
Equitable Moderate Growth MF/ETF	0.35	0.49	0.67	1.47
Equitable Growth MF/ETF	0.16	0.64	0.79	2.20
EQ/Conservative Allocation	3.92	—	—	—
EQ/Conservative-Plus Allocation	3.33	—	—	—
EQ/Moderate Allocation	16.93	—	—	—
EQ/Moderate-Plus Allocation	12.20	—	—	—
EQ/Aggressive Allocation	1.66	—	—	—
Target 2015 Allocation	0.51	—	—	—
Target 2025 Allocation	1.27	—	—	—
Target 2035 Allocation	0.80	—	—	—
Target 2045 Allocation	0.37	—	—	—
Target 2055 Allocation	0.04	—	—	—

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2022 (Unaudited)

Note 6	COVID-19 Impact

The novel coronavirus (COVID-19) pandemic and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. Global financial markets have experienced, and may continue to experience, significant volatility and severe losses, and the pandemic has resulted in an economic slowdown, which may continue for an extended period of time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality, and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Public health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks and disrupt market conditions and operations. The ongoing impact of the COVID-19 pandemic on the financial performance of the Trust’s investments cannot be predicted and could have a materially adverse effect on the Trust’s investments.

Note  7 - Subsequent Events

The Adviser evaluated subsequent events from April 30, 2022, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

On April 20-21, 2022, the Board of Trustees (the “Board”) of the Trust approved certain changes to the 1290 DoubleLine Dynamic Allocation Fund (the “Fund”), including changes to the Fund’s investment objective, principal investment strategy, related principal risks, and name; and the appointment of a new sub-adviser, and the termination of the existing sub-adviser, to the Fund (together with other related Board-approved changes, the “Fund Restructuring”). The Fund Restructuring is expected to become effective on or about August 19, 2022. For additional information on the Fund Restructuring, please refer to Approval of New Investment Sub-Advisory Agreement and Amended Investment Advisory Agreement (Unaudited).

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT AND AMENDED INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on April 20-21, 2022,1 the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved (i) a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), which serves as the Trust’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Sub-Adviser”), and (ii) an amendment to the current Investment Advisory Agreement (the “Advisory Agreement” and together with the Sub-Advisory Agreement, the “Agreements”) between EIM and the Trust, with respect to the 1290 DoubleLine Dynamic Allocation Fund (the “Fund”). In connection with its approval of the new Sub-Advisory Agreement and the amended Advisory Agreement, the Board also approved the Adviser’s proposed restructuring of the Fund, involving (i) changes to the Fund’s investment objective, principal investment strategy, and related principal risks, and name, and (ii) changes to the Fund’s fee and expense structure. These changes, which are described in more detail below, together with the appointment of Loomis Sayles as the sub-adviser to the Fund, collectively are referred to as the “Fund Restructuring.” It is anticipated that Loomis Sayles will become the sub-adviser to the Fund effective on or about August 19, 2022, in connection with the replacement of the current sub-adviser to the Fund.

The Board noted that Loomis Sayles currently serves as a sub-adviser with respect to one or more series, or allocated portions of series, of EQ Advisors Trust and EQ Premier VIP Trust – two affiliated investment companies of the Trust for which the Adviser serves as investment adviser and for which all of the Board members currently serve on the Board of Trustees. In connection with its approval of the new Sub-Advisory Agreement, the Board considered its conclusions in connection with its prior approval of the investment sub-advisory agreements between the Adviser and Loomis Sayles with respect to these affiliated investment companies, including its satisfaction with the nature and quality of services being provided to the affiliated investment companies by Loomis Sayles.

The Board considered that, in connection with the Fund Restructuring, the Fund would continue to employ a dynamic asset allocation strategy under which it shifts its allocations between equity and fixed income asset classes, and that the strategy would focus on income-generating securities and investments. The Board noted that the proposed Fund Restructuring was based on the Adviser’s belief that the Fund has failed to attract sufficient interest from investors, has not achieved sufficient scale to operate with a sustainable asset base and has limited prospects for future growth and would have better prospects for future growth as a restructured fund pursuing a lower-cost income-based strategy. The Board also noted that, in connection with the Fund Restructuring, the Adviser would (i) revise the Fund’s investment objective so that the Fund would seek to provide income and total return through principally investing in income generating securities and investments, and (ii) change the Fund’s name to “1290 Loomis Sayles Multi-Asset Income Fund.” The Board further noted that the Adviser proposed these related changes because they reflect the investment mandate of the restructured Fund.

The Board also considered that, in connection with the Fund Restructuring, the Adviser would (i) amend its current Advisory Agreement with the Trust with respect to the Fund to reflect a revised advisory fee schedule that would lower the effective advisory fee payable by the Fund at all asset levels, and (ii) amend its contractual expense limitation arrangement with the Trust with respect to the Fund to lower the maximum annual operating expense limits (or “expense caps”) for each class of shares of the Fund from the current expense caps. The Board noted the Adviser’s belief that (i) the revised advisory fee schedule is appropriate given the new investment mandate, the services to be provided, and comparisons of the revised advisory fee schedule and expense ratios with comparable peer funds, and (ii) the lower fees and expenses that could be achieved through the new investment mandate

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

would further enhance the Fund’s prospects for future growth. The Board also noted that, other than the revised advisory fee schedule, all the terms of the current Advisory Agreement with respect to the Fund would remain the same under the amended Advisory Agreement with respect to the restructured Fund. The Board also noted that it had reviewed, among other matters, the nature, quality and extent of the overall services being provided to the Fund by the Adviser, and had approved the continuation of the current Advisory Agreement with respect to the Fund, at a meeting held on July 20-22, 2021. In this regard, the Board noted that the Adviser had stated that there would be no change in the nature, quality or extent of services it provided as a result of the advisory fee schedule revision.

In reaching its decision to approve the Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to the Fund and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Fund by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Fund; and (5) “fall out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Fund). In considering the Sub-Advisory Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the meeting. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Adviser from an investment management, operational and compliance perspective. The Board also noted the Adviser’s familiarity with Loomis Sayles’s operational and compliance structure as Loomis Sayles currently serves as a sub-adviser with respect to one or more series, or allocated portions of series, of two investment company affiliates of the Trust, as noted above. The Board also took into account information provided to the Trustees at prior Board meetings. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Sub-Advisory Agreement and review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement.

In approving the Sub-Advisory Agreement, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed sub-advisory fee was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Sub-Advisory Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Fund and its shareholders by the proposed Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Fund pursuant to the Sub-Advisory Agreement. The Board considered that the proposed Sub-Adviser, subject to the oversight of the Adviser, would be responsible for making investment decisions with respect to the Fund; placing with brokers or dealers orders for the purchase and sale of investments for the Fund; and performing certain related administrative functions. The Board also considered information regarding the proposed Sub-Adviser’s process for selecting investments for the Fund, as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to the Fund. The Board also considered the Adviser’s familiarity with, and confidence in, the proposed Sub-Adviser, and the results of the Adviser’s due diligence. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Fund, and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers and, for applicable transactions, obtaining research from brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Fund. The Board also considered information about the impact of the coronavirus pandemic on the proposed Sub-Adviser’s operations and its ability to provide services to the Fund.

The Board also considered that the Trust’s compliance team, as well as Equitable Financial Life Insurance Company’s cybersecurity team, had performed due diligence on Loomis Sayles from an operational and compliance perspective, noting the Adviser’s familiarity with Loomis Sayles’s operational and compliance structure as Loomis Sayles currently serves as a sub-adviser with respect to one or more series, or allocated portions of series, of two investment company affiliates of the Trust, as noted above. The Board also considered the Trust’s Chief Compliance Officer’s evaluation of Loomis Sayles’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Fund.

The Board also received and reviewed information regarding the performance of the Fund relative to the hypothetical performance of the income-based strategy and the restructured Fund, as compared to the Fund’s performance benchmark, for various periods. The Board generally considered long-term performance to be more important than short-term performance. The Board noted that the proposed Sub-Adviser does not currently advise or sub-advise other registered mutual funds with investment objectives, policies and strategies similar to those proposed for the restructured Fund. The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Fund.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Fund in light of its proposed investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

With respect to the Sub-Advisory Agreement, the Board considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the sub-advisory fee rate to be paid to Loomis Sayles under the proposed Sub-Advisory Agreement is lower at all asset levels than the sub-advisory fee rate paid to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. In this regard, the Board noted that the appointment of Loomis Sayles is expected to have no material impact on the Adviser’s overall profitability (as discussed below) at the Fund’s current asset levels. The Board considered that the Adviser’s proposed advisory fee reduction and lower expense limitation arrangement would enable the shareholders of the Fund to benefit from the lower sub-advisory fee rate and to be subject to a lower overall net expense ratio.

The Board further noted that the Adviser, and not the Fund, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

With respect to the Advisory Agreement, the Board considered that, based on the advisory fee reduction and the lower expense limitation arrangement described above, it was expected that the net annual operating expense ratio of the Fund would decline by approximately 15 basis points. The Board also noted that, like the current advisory fee schedule, the revised advisory fee schedule includes breakpoints that would reduce the advisory fee rate as the Fund’s assets increase above certain levels and that any such further reduction in the Fund’s advisory fee rate could result in a corresponding reduction in the Fund’s total expense ratio. The Board also noted that, to the extent that the Adviser waives fees pursuant to the revised expense limitation arrangement, the Fund’s actual advisory fee may be lower than the Fund’s contractual advisory fee. Based on its review, the Board determined that the Adviser’s proposed advisory fee for the Fund is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the Fund Restructuring on the profitability of the Adviser. In this regard, the Board noted that the proposed sub-advisory fee together with the Adviser’s proposed changes to the Fund’s fee and expense structure are expected to have no material impact on the Adviser’s overall profitability at the Fund’s current asset levels and a modest positive impact on the Adviser’s overall profitability at the Fund’s assets at scale, assuming future growth. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Fund and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as the restructured Fund grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for Loomis Sayles includes a breakpoint that would reduce the sub-advisory fee rate as Fund assets under Loomis Sayles’s management increase above a certain level. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to shareholders. The Board considered these factors, and the relationship they bear to the revised fee and expense structure proposed to be charged to the restructured Fund by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Fund. The Board also considered that the Adviser continues to share economies of scale with the Fund and its shareholders through the revised fee and expense structure described above.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board considered that the proposed Sub-Adviser, through its position as a sub-adviser to the Fund, may engage in “soft dollar” transactions. The Board also considered that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and the proposed Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Investment Management Group, LLC may be deemed to be a control person with respect to the 1290 Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFIN#312802 1290SAR043022

© 2022 Equitable Holdings, Inc. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

Equitable Financial Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2022

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 30, 2022